UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6067

DIMENSIONAL INVESTMENT GROUP INC.
(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX		78746
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Investment Group Inc., 6300 Bee Cave Road, Building One, Austin, TX 78746
(Name and address of agent for service)

Registrant's telephone number, including area code:		(512) 306-7400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

ITEM 1.          SCHEDULE OF INVESTMENTS.

Dimensional Investment Group Inc.

Form N-Q

January 31, 2009

(Unaudited)

Table of Contents

Definitions of Abbreviations and Footnotes

Schedules of Investments
U.S. Large Cap Value Portfolio II
U.S. Large Cap Value Portfolio III
LWAS/DFA U.S. High Book to Market Portfolio
DFA International Value Portfolio
DFA International Value Portfolio II
DFA International Value Portfolio III
DFA International Value Portfolio IV
U.S. Large Company Institutional Index Portfolio
Tax-Managed U.S. Marketwide Value Portfolio II
Emerging Markets Portfolio II
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio
Global Equity Portfolio
Global 60/40 Portfolio
Global 25/75 Portfolio

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

The DFA Investment Trust Company

Schedules of Investments
The U.S. Large Company Series
The U.S. Large Cap Value Series
The DFA International Value Series
The Emerging Markets Series
The Tax-Managed U.S. Marketwide Value Series

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NVDR	Non-Voting Depository Receipt

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
●	Security is being fair valued at January 31, 2009.
(r)	The adjustable rate shown is effective as of January 31, 2009.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

U.S. LARGE CAP VALUE PORTFOLIO II

January 31, 2009

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	7,015,541	$77,591,883
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $134,033,368)##		$77,591,883

U.S. LARGE CAP VALUE PORTFOLIO III

January 31, 2009

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	96,670,005	$1,069,170,255
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $1,571,745,549)##		$1,069,170,255

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

January 31, 2009

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	4,774,024	$52,800,705
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $61,729,546)##		$52,800,705

DFA INTERNATIONAL VALUE PORTFOLIO

January 31, 2009

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	292,951,299	$2,909,006,399
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $4,824,327,539)##		$2,909,006,399

DFA INTERNATIONAL VALUE PORTFOLIO II

January 31, 2009

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	9,674,201	$96,064,816
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $156,840,597)##		$96,064,816

DFA INTERNATIONAL VALUE PORTFOLIO III

January 31, 2009

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	68,003,948	$675,279,204
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $911,805,953)##		$675,279,204

DFA INTERNATIONAL VALUE PORTFOLIO IV

January 31, 2009

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	25,679,671	$254,999,133
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $354,730,260)##		$254,999,133

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

January 31, 2009

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Company Series of
The DFA Investment Trust Company	$615,402,526
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $761,390,656)##	$615,402,526

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

January 31, 2009

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
The DFA Investment Trust Company	$436,694,227
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $644,199,272)##	$436,694,227

EMERGING MARKETS PORTFOLIO II

January 31, 2009

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Emerging Markets Series of
The DFA Investment Trust Company	$98,471,600
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $81,907,949)##	$98,471,600

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Face
		Amount
		(000)	Value †

AGENCY OBLIGATIONS — (44.2%)
	Federal Farm Credit Bank
	2.750%, 05/04/10	$900	$916,943
	3.750%, 12/06/10	1,400	1,455,405
	Federal Home Loan Bank
	2.750%, 06/18/10	3,200	3,263,261
	3.500%, 07/16/10	4,500	4,606,943
	3.375%, 08/13/10	4,900	5,047,784
	1.625%, 01/21/11	2,000	1,995,288
	Federal Home Loan Mortgage Corporation
	2.375%, 05/28/10	4,000	4,062,092
	2.875%, 06/28/10	3,000	3,068,463
	Federal National Mortgage Association
	4.125%, 05/15/10	1,800	1,860,887
	2.375%, 05/20/10	2,500	2,538,530
	7.125%, 06/15/10	2,800	3,012,895
TOTAL AGENCY OBLIGATIONS			31,828,491

BONDS — (32.0%)
	American Express Centurion Floating Rate Note
(r)	5.561%, 06/12/09	2,100	2,048,124
	Bank of New York Mellon Corp. Floating Rate Note
(r)	3.495%, 02/05/10	2,400	2,350,711
	BP Capital Markets P.L.C.
	4.875%, 03/15/10	1,000	1,015,192
	Canada Mortgage & Housing Corp.
	4.800%, 10/01/10	500	518,104
	Citigroup Funding, Inc. Floating Rate Note
(r)	5.449%, 10/22/09	2,200	2,138,332
	CME Group, Inc. Floating Rate Note
(r)	3.300%, 08/06/10	600	599,606
	General Electric Capital Corp.
	7.375%, 01/19/10	2,100	2,153,577
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	2,400	2,388,473
	Morgan Stanley
	2.900%, 12/01/10	2,000	2,048,112
	Ontario, Province of
	3.125%, 09/08/10	400	408,048
	Paccar Financial Corp. Floating Rate Note
(r)	4.966%, 09/21/09	1,450	1,441,596

1

Svensk Exportkredit AB
4.000%, 06/15/10	400	409,592
4.500%, 09/27/10	1,000	1,038,237
Wachovia Corp. Floating Rate Note
(r) 5.465%, 11/24/09	2,000	1,993,752
Wal-Mart Stores, Inc.
6.875%, 08/10/09	2,400	2,464,171
TOTAL BONDS		23,015,627

CERTIFICATES OF DEPOSIT INTEREST BEARING — (10.3%)
ABN-AMRO Bank NV
3.035%, 02/13/09	2,500	2,502,408
Barclays Bank P.L.C.
3.430%, 07/10/09	2,400	2,416,983
BNP Paribas Finance, Inc.
3.130%, 08/06/09	1,400	1,409,060
3.190%, 08/14/09	1,100	1,107,781
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		7,436,232

COMMERCIAL PAPER — (12.6%)
Abbey National North America
2.990%, 02/20/09	2,200	2,199,474
Bank of America Corp.
2.980%, 03/09/09	2,400	2,398,655
Nordea North America, Inc.
3.000%, 05/11/09	1,300	1,295,528
Societe Generale North America
3.100%, 05/01/09	2,200	2,193,516
UBS Finance Delaware LLC
3.100%, 02/11/09	1,000	999,883
TOTAL COMMERCIAL PAPER		9,087,056

TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $755,000 FNMA 5.058%(r), 01/01/36, valued at $635,005) to be repurchased at $625,010	625	625,000

TOTAL INVESTMENTS - (100.0%)
(Cost $71,436,356)##		$71,992,406

2

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

	Face
	Amount
	(000)	Value †

AGENCY OBLIGATIONS — (99.7%)
Federal Farm Credit Bank
2.750%, 05/04/10	$9,300	$29,851,602
4.750%, 05/07/10	5,000	5,219,465
Federal Home Loan Bank
2.375%, 04/30/10	18,300	18,558,323
4.875%, 05/14/10	11,000	11,506,209
3.000%, 06/11/10	800	815,658
4.250%, 06/11/10	2,000	2,079,498
2.750%, 06/18/10	8,600	8,770,013
3.500%, 07/16/10	1,900	1,945,153
3.375%, 08/13/10	1,200	1,236,192
3.375%, 09/10/10	500	515,495
3.625%, 12/17/10	41,100	42,662,458
1.625%, 01/21/11	5,000	4,988,220
TOTAL AGENCY OBLIGATIONS		128,148,286

TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $510,000 FNMA 5.058%(r), 01/01/36, valued at $428,944) to be repurchased at $420,007	420	420,000

TOTAL INVESTMENTS - (100.0%)
(Cost $126,908,914)##		$128,568,286

1

GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

	Shares	Value †

AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	62,926,007	$405,872,745
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	39,084,727	260,304,282
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	21,265,719	141,204,374
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	4,751,141	43,662,986
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	729,462	8,417,991

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $1,299,302,085)		859,462,378

TEMPORARY CASH INVESTMENTS — (0.1%)
BlackRock Liquidity Funds Tempcash Portfolio — Institutional Shares (Cost $575,257)	575,257	575,257

TOTAL INVESTMENTS — (100.0%) (Cost $1,299,877,342)##		$860,037,635

GLOBAL 60/40 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

	Shares	Value †

AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	20,666,746	$133,300,512
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	13,980,277	93,108,645
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	9,374,773	82,310,507
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	6,506,446	71,180,519
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	8,898,211	59,084,121
Investment in The DFA Two-Year Global Fixed Income Series of DFA Investment Trust Company	5,440,160	57,176,082
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	1,816,517	16,693,791
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	740,269	7,432,301
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	282,810	3,263,627
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	125,806	1,650,575
Investment in The Emerging Markets Series of DFA Investment Trust Company		423,408
Investment in The Emerging Markets Small Cap Series of DFA Investment Trust Company		200,893
Investment in The Japanese Small Company Series of DFA Investment Trust Company		166,589
Investment in The Continental Small Company Series of DFA Investment Trust Company		117,266
Investment in Dimensional Emerging Markets Value Fund Inc.	3,818	94,343
Investment in The United Kingdom Small Company Series of DFA Investment Trust Company		77,007
Investment in The Asia Pacific Small Company Series of DFA Investment Trust Company		57,897

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $716,943,255)		526,338,083

TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio — Institutional Shares (Cost $1,003,929)	1,003,929	1,003,929

TOTAL INVESTMENTS — (100.0%) (Cost $717,947,184)##		$527,342,012

GLOBAL 25/75 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

	Shares	Value †

AFFILIATED INVESTMENT COMPANIES — (99.4%)
Investment in The DFA Two-Year Global Fixed Income Series of DFA Investment Trust Company	4,430,019	$46,559,500
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	4,243,976	46,429,097
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	2,433,828	15,698,191
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	1,485,658	9,894,482
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	967,260	9,711,290
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	805,461	5,348,261
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	178,577	1,641,123
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	32,182	371,380

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $149,303,176)		135,653,324

TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio — Institutional Shares (Cost $818,662)	818,662	818,662

TOTAL INVESTMENTS — (100.0%) (Cost $150,121,838)##		$136,471,986

Organizational Note

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. At January 31, 2009, the Fund consisted of fifteen investment portfolios, of which two are stand-alone funds. Ten are “Feeder Funds” in a master-feeder structure, and three are “Fund-of-Funds”. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation Note

Each Feeder Fund primarily invests in a corresponding Master Fund. Master Fund shares held by the following Feeder Funds (U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III, LWAS/DFA U.S. High Book to Market Portfolio, DFA International Value Portfolio, DFA International Value Portfolio II, DFA International Value Portfolio III, and DFA International Value Portfolio IV are valued at their respective Master Fund’s daily net asset values. For the other following Feeder Funds (U.S. Large Company Institutional Index Portfolio, Tax-Managed U.S. Marketwide Value Portfolio II, and Emerging Markets Portfolio II), their investments reflect each of their proportionate interest in the net assets of their corresponding Master Fund.

The shares of the Master Funds held by the Fund of Funds (Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio) are valued at their respective net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes. The Global Funds reflect their proportionate interest in the net assets of their Master Funds that are organized as partnerships.

Securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Portfolios’ net assets as of January 31, 2009 are listed below.

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Large Cap Value Portfolio II	$77,591,883	—	—	$77,591,883
U.S. Large Cap Value Portfolio III	1,069,170,255	—	—	1,069,170,255
LWAS/DFA U.S. High Book to Market Portfolio	52,800,705	—	—	52,800,705
DFA International Value Portfolio	2,909,006,399	—	—	2,909,006,399
DFA International Value Portfolio II	96,064,816	—	—	96,064,816
DFA International Value Portfolio III	675,279,204	—	—	675,279,204
DFA International Value Portfolio IV	254,999,133	—	—	254,999,133
U.S. Large Company Institutional Index Portfolio	615,402,526	—	—	615,402,526
Tax-Managed U.S. Marketwide Value Portfolio II	436,694,227	—	—	436,694,227
Emerging Markets Portfolio II	98,471,600	—	—	98,471,600
LWAS/DFA Two-Year Fixed Income Portfolio	—	$71,992,406	—	71,992,406
LWAS/DFA Two-Year Government Portfolio	—	128,568,286	—	128,568,286
Global Equity Portfolio	860,037,635	—	—	860,037,635
Global 60/40 Portfolio	527,342,012	—	—	527,342,012
Global 25/75 Portfolio	136,471,986	—	—	136,471,986

Federal Tax Cost Note

At January 31, 2009, the total cost of securities for federal income tax purposes was:

U.S. Large Cap Value Portfolio II	$137,925,353
U.S. Large Cap Value Portfolio III	1,641,437,157
LWAS/DFA U.S. High Book to Market Portfolio	73,730,218
DFA International Value Portfolio	5,134,300,788
DFA International Value Portfolio II	160,799,589
DFA International Value Portfolio III	951,983,003
DFA International Value Portfolio IV	399,626,016
U.S. Large Company Institutional Index Portfolio	789,309,610
Tax-Managed U.S. Marketwide Value Portfolio II	644,369,390
Emerging Markets Portfolio II	81,971,859
LWAS/DFA Two-Year Fixed Income Portfolio	71,436,356
LWAS/DFA Two-Year Government Portfolio	126,914,526
Global Equity Portfolio	1,360,300,414
Global 60/40 Portfolio	720,416,639
Global 25/75 Portfolio	151,757,308

11

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (81.0%)
Consumer Discretionary — (6.8%)
#	Abercrombie & Fitch Co.	32,361	$577,644
# *	Amazon.com, Inc.	119,589	7,034,225
# *	Apollo Group, Inc. Class A	39,615	3,227,038
*	AutoNation, Inc.	40,112	372,239
# *	Autozone, Inc.	14,227	1,890,626
# *	Bed Bath and Beyond, Inc.	96,562	2,243,135
#	Best Buy Co., Inc.	125,596	3,519,200
# *	Big Lots, Inc.	30,532	410,655
#	Black & Decker Corp.	22,343	645,936
#	Carnival Corp.	162,490	2,955,693
	CBS Corp. Class B	252,815	1,446,102
#	Centex Corp.	46,223	393,358
# *	Coach, Inc.	121,559	1,774,761
	Comcast Corp. Class A	1,070,786	15,687,015
#	D.R. Horton, Inc.	102,436	610,519
#	Darden Restaurants, Inc.	51,580	1,352,428
	Disney (Walt) Co.	688,265	14,233,320
*	Dr Pepper Snapple Group, Inc.	94,327	1,551,679
#	Eastman Kodak Co.	99,820	452,185
# *	Expedia, Inc.	77,885	695,513
#	Family Dollar Stores, Inc.	51,951	1,442,679
# *	Ford Motor Co.	888,247	1,661,022
	Fortune Brands, Inc.	55,739	1,783,648
# *	GameStop Corp. Class A	60,896	1,509,003
#	Gannett Co., Inc.	84,819	489,406
	Gap, Inc.	173,376	1,955,681
#	General Motors Corp.	226,987	683,231
#	Genuine Parts Co.	59,282	1,898,210
# *	Goodyear Tire & Rubber Co.	89,718	553,560
#	H&R Block, Inc.	126,029	2,612,581
#	Harley-Davidson, Inc.	86,570	1,054,423
#	Harman International Industries, Inc.	21,768	350,247
#	Hasbro, Inc.	46,064	1,111,524
#	Home Depot, Inc.	630,421	13,572,964
#	International Game Technology	109,577	1,161,516
# *	Interpublic Group of Companies, Inc.	177,191	590,046
#	J.C. Penney Co., Inc.	82,614	1,383,784
	Johnson Controls, Inc.	220,932	2,763,859
#	Jones Apparel Group, Inc.	31,019	107,326
#	KB HOME	27,992	298,675
# *	Kohl’s Corp.	113,302	4,159,316
#	Leggett & Platt, Inc.	58,079	725,407
#	Lennar Corp. Class A	52,536	404,002

1

	Limited Brands, Inc.	100,610	796,831
	Lowe’s Companies, Inc.	544,982	9,956,821
	Macy’s, Inc.	156,377	1,399,574
#	Marriott International, Inc. Class A	109,037	1,778,393
#	Mattel, Inc.	133,274	1,891,158
#	McDonald’s Corp.	414,420	24,044,648
	McGraw-Hill Companies, Inc.	116,939	2,571,489
#	Meredith Corp.	13,436	214,573
	Newell Rubbermaid, Inc.	103,070	832,806
	News Corp. Class A	855,182	5,464,613
#	NIKE, Inc. Class B	145,879	6,601,025
#	Nordstrom, Inc.	59,263	752,047
*	Office Depot, Inc.	102,210	220,774
#	Omnicom Group, Inc.	115,564	2,991,952
#	Polo Ralph Lauren Corp.	20,919	858,307
#	Pulte Homes, Inc.	79,463	806,549
#	RadioShack Corp.	46,504	532,936
#	Scripps Networks Interactive	33,487	718,966
# *	Sears Holdings Corp.	20,689	846,594
#	Sherwin-Williams Co.	36,512	1,743,448
#	Snap-On, Inc.	21,356	644,524
#	Staples, Inc.	265,257	4,228,197
*	Starbucks Corp.	273,480	2,581,651
#	Starwood Hotels & Resorts Worldwide, Inc.	68,053	1,028,961
#	Target Corp.	279,905	8,733,036
# *	The DIRECTV Group, Inc.	203,073	4,447,299
	The New York Times Co. Class A	43,306	215,231
	The Stanley Works	29,297	915,824
#	The TJX Companies, Inc.	154,806	3,006,333
#	Tiffany & Co.	45,774	949,810
	Time Warner, Inc.	1,333,923	12,445,502
	Tyco Electronics, Ltd.	170,158	2,409,437
	V.F. Corp.	32,742	1,834,207
*	Viacom, Inc. Class B	228,126	3,364,858
#	Washington Post Co.	2,228	870,168
#	Whirlpool Corp.	27,330	913,642
	Wyndham Worldwide Corp.	65,934	404,175
# *	Wynn Resorts, Ltd.	22,907	689,043
#	Yum! Brands, Inc.	171,992	4,922,411
Total Consumer Discretionary			222,973,194

Consumer Staples — (10.4%)
	Altria Group, Inc.	766,116	12,671,559
#	Archer-Daniels-Midland Co.	238,518	6,530,623
#	Avon Products, Inc.	158,509	3,241,509
#	Brown-Forman Corp. Class B	36,466	1,655,921
	Campbell Soup Co.	76,499	2,323,275
#	Clorox Co.	51,576	2,586,536
#	Coca-Cola Co.	739,813	31,604,811
	Coca-Cola Enterprises, Inc.	117,927	1,324,320
#	Colgate-Palmolive Co.	187,667	12,205,862
	ConAgra, Inc.	166,237	2,842,653
*	Constellation Brands, Inc. Class A	72,380	1,050,958
#	Costco Wholesale Corp.	160,508	7,227,675
	CVS Caremark Corp.	534,031	14,354,753

2

# *	Dean Foods Co.	57,242	1,107,060
#	Estee Lauder Companies, Inc.	43,079	1,130,824
#	General Mills, Inc.	124,241	7,348,855
	Heinz (H.J.) Co.	116,917	4,267,470
	J.M. Smucker Co.	44,035	1,988,180
#	Kellogg Co.	93,671	4,092,486
	Kimberly-Clark Corp.	153,847	7,918,505
	Kraft Foods, Inc.	546,264	15,322,705
	Lorillard, Inc.	62,493	3,715,834
	McCormick & Co., Inc.	48,335	1,548,653
	Molson Coors Brewing Co.	55,341	2,228,582
	Pepsi Bottling Group, Inc.	50,247	969,265
	PepsiCo, Inc.	577,495	29,007,574
	Philip Morris International, Inc.	752,223	27,945,084
	Procter & Gamble Co.	1,110,172	60,504,374
	Reynolds American, Inc.	62,854	2,399,766
#	Safeway, Inc.	159,402	3,415,985
	Sara Lee Corp.	262,852	2,636,406
	SUPERVALU, Inc.	78,734	1,380,994
#	Sysco Corp.	222,777	4,965,699
#	The Hershey Co.	61,669	2,299,020
#	The Kroger Co.	242,609	5,458,702
	Tyson Foods, Inc. Class A	112,330	994,120
#	Walgreen Co.	368,067	10,088,716
#	Wal-Mart Stores, Inc.	831,356	39,173,495
#	Whole Foods Market, Inc.	52,174	534,784
Total Consumer Staples			342,063,593

Energy — (11.4%)
	Anadarko Petroleum Corp.	170,683	6,270,893
	Apache Corp.	124,439	9,332,925
#	Baker Hughes, Inc.	114,348	3,810,075
#	BJ Services Co.	108,548	1,194,028
	Cabot Oil & Gas Corp.	38,428	1,056,386
# *	Cameron International Corp.	81,622	1,890,366
	Chesapeake Energy Corp.	201,105	3,179,470
	Chevron Corp.	755,479	53,276,379
	ConocoPhillips	554,329	26,347,257
#	CONSOL Energy, Inc.	67,372	1,836,561
	Devon Energy Corp.	164,273	10,119,217
#	El Paso Corp.	260,727	2,132,747
	ENSCO International, Inc.	52,733	1,442,775
#	EOG Resources, Inc.	92,801	6,289,124
	Exxon Mobil Corp.	1,891,367	144,651,748
	Halliburton Co.	332,323	5,732,572
	Hess Corp.	105,479	5,865,687
	Marathon Oil Corp.	262,353	7,143,872
#	Massey Energy Co.	31,655	480,523
#	Murphy Oil Corp.	70,827	3,129,137
# *	Nabors Industries, Ltd.	105,812	1,158,641
*	National-Oilwell, Inc.	155,173	4,102,774
#	Noble Corp.	98,139	2,664,474
	Noble Energy, Inc.	64,230	3,142,774
	Occidental Petroleum Corp.	301,135	16,426,914
	Peabody Energy Corp.	99,141	2,478,525

3

	Pioneer Natural Resources Co.	43,759	640,632
#	Range Resources Corp.	57,757	2,070,011
#	Rowan Companies, Inc.	42,017	531,935
#	Schlumberger, Ltd.	444,770	18,151,064
#	Smith International, Inc.	81,376	1,847,235
# *	Southwestern Energy Co.	127,659	4,040,407
#	Spectra Energy Corp.	227,205	3,296,745
#	Sunoco, Inc.	43,452	2,012,697
#	Tesoro Petroleum Corp.	51,481	887,018
	The Williams Companies, Inc.	215,167	3,044,613
	Valero Energy Corp.	191,869	4,627,880
# *	Weatherford International, Ltd.	253,252	2,793,370
	XTO Energy, Inc.	214,477	7,954,952
Total Energy			377,054,403

Financials — (8.1%)
	AFLAC, Inc.	173,317	4,022,688
	Allstate Corp.	199,286	4,318,528
#	American Capital, Ltd.	76,876	219,865
	American Express Co.	431,281	7,215,331
	American International Group, Inc.	999,787	1,279,727
	Ameriprise Financial, Inc.	80,537	1,622,821
	AON Corp.	100,312	3,716,560
	Assurant, Inc.	43,733	1,154,551
	Banco Santander SA Sponsored ADR	64,900	508,821
	Bank of America Corp.	2,377,397	15,643,272
	Bank of New York Mellon Corp.	426,699	10,983,232
#	BB&T Corp.	205,430	4,065,460
	Capital One Financial Corp.	145,630	2,306,779
*	CB Richard Ellis Group, Inc.	82,917	298,501
	Chubb Corp.	132,259	5,631,588
	Cincinnati Financial Corp.	60,377	1,324,068
#	CIT Group, Inc.	134,058	374,022
#	Citigroup, Inc.	2,026,300	7,193,365
	CME Group, Inc.	24,906	4,331,402
	Comerica, Inc.	55,954	932,194
	Discover Financial Services	178,446	1,275,889
# *	E*TRADE Financial Corp.	209,246	238,540
	Federated Investors, Inc.	32,935	642,891
	Fifth Third Bancorp	214,726	513,195
#	First Horizon National Corp.	76,336	726,725
#	Franklin Resources, Inc.	56,242	2,723,238
	Genworth Financial, Inc.	161,051	373,638
	Hartford Financial Services Group, Inc.	112,029	1,474,302
#	Hudson City Bancorp, Inc.	193,814	2,248,242
#	Huntington Bancshares, Inc.	136,107	391,988
# *	IntercontinentalExchange, Inc.	26,862	1,529,254
#	Invesco, Ltd. ADR	143,142	1,687,644
	Janus Capital Group, Inc.	58,694	308,144
	JPMorgan Chase & Co.	1,387,800	35,402,778
#	KeyCorp	184,057	1,339,935
#	Legg Mason, Inc.	52,772	847,518
# *	Leucadia National Corp.	65,811	1,047,711
	Lincoln National Corp.	95,143	1,439,514
	Loews Corp.	134,585	3,283,874

4

#	M&T Bank Corp.	28,704	1,116,873
	Marsh & McLennan Companies, Inc.	191,149	3,694,910
#	Marshall & Ilsley Corp.	96,786	552,648
#	Mastercard, Inc.	26,909	3,653,704
# *	MBIA, Inc.	70,049	270,389
	MetLife, Inc.	295,080	8,477,648
#	Moody’s Corp.	72,223	1,547,017
	Morgan Stanley	394,876	7,988,341
	Northern Trust Corp.	82,929	4,770,076
#	NYSE Euronext, Inc.	98,534	2,167,748
	People’s United Financial, Inc.	129,313	2,115,561
	PNC Financial Services Group, Inc.	159,125	5,174,745
	Principal Financial Group, Inc.	96,429	1,599,757
# *	Progressive Corp.	251,219	3,052,311
	Prudential Financial, Inc.	157,655	4,059,616
	Regions Financial Corp.	257,289	890,220
#	Schwab (Charles) Corp.	347,924	4,728,287
# *	SLM Corp.	173,749	1,989,426
#	State Street Corp.	160,612	3,737,441
	SunTrust Banks, Inc.	131,667	1,614,237
#	T. Rowe Price Group, Inc.	96,078	2,649,831
	The Goldman Sachs Group, Inc.	164,419	13,273,546
# *	The NASDAQ OMX Group, Inc.	50,618	1,104,485
	The Travelers Companies, Inc.	217,342	8,398,095
#	Torchmark Corp.	31,616	948,480
#	U.S. Bancorp	652,403	9,681,661
	Unum Group	123,118	1,743,351
	Wells Fargo & Co.	1,569,113	29,656,236
#	XL Capital, Ltd.	122,996	356,688
#	Zions Bancorporation	42,887	639,874
Total Financials			266,290,997

Health Care — (12.9%)
	Abbott Laboratories	576,924	31,984,667
	Aetna, Inc.	171,449	5,314,919
#	Allergan, Inc.	114,341	4,358,679
#	AmerisourceBergen Corp.	58,086	2,109,684
*	Amgen, Inc.	393,960	21,608,706
#	Bard (C.R.), Inc.	36,885	3,156,249
	Baxter International, Inc.	230,597	13,524,514
	Becton Dickinson & Co.	90,396	6,569,077
# *	Biogen Idec, Inc.	108,481	5,277,601
# *	Boston Scientific Corp.	558,310	4,952,210
#	Bristol-Myers Squibb Co.	736,078	15,759,430
	Cardinal Health, Inc.	133,714	5,034,332
# *	Celgene Corp.	170,367	9,020,933
# *	Cephalon, Inc.	25,449	1,964,154
	Cigna Corp.	102,199	1,774,175
*	Coventry Health Care, Inc.	55,393	838,096
	Covidien, Ltd.	187,244	7,178,935
# *	DaVita, Inc.	38,595	1,813,965
#	DENTSPLY International, Inc.	55,384	1,490,383
	Eli Lilly & Co.	372,022	13,697,850
# *	Express Scripts, Inc.	92,011	4,946,511
*	Forest Laboratories, Inc.	112,061	2,806,007

5

*	Genzyme Corp.	100,586	6,932,387
*	Gilead Sciences, Inc.	342,051	17,365,929
# *	Hospira, Inc.	59,342	1,477,616
*	Humana, Inc.	62,730	2,379,349
	IMS Health, Inc.	67,625	981,915
# *	Intuitive Surgical, Inc.	14,543	1,501,274
	Johnson & Johnson	1,031,666	59,516,812
*	King Pharmaceuticals, Inc.	91,646	800,986
# *	Laboratory Corp. of America Holdings	40,157	2,377,294
*	Life Technologies Corp.	64,161	1,633,539
	McKesson Corp.	102,591	4,534,522
*	Medco Health Solutions, Inc.	185,178	8,320,048
#	Medtronic, Inc.	415,788	13,924,740
	Merck & Co., Inc.	786,116	22,443,612
# *	Millipore Corp.	20,539	1,132,931
# *	Mylan, Inc.	113,295	1,283,632
# *	Patterson Companies, Inc.	33,902	623,458
	PerkinElmer, Inc.	43,915	554,207
#	Pfizer, Inc.	2,507,223	36,555,311
	Quest Diagnostics, Inc.	58,912	2,907,307
	Schering-Plough Corp.	604,443	10,614,019
*	St. Jude Medical, Inc.	127,976	4,654,487
#	Stryker Corp.	90,072	3,804,641
# *	Tenet Healthcare Corp.	154,360	165,165
*	Thermo Fisher Scientific, Inc.	156,247	5,613,955
	UnitedHealth Group, Inc.	449,099	12,722,975
# *	Varian Medical Systems, Inc.	46,198	1,715,332
*	Waters Corp.	36,554	1,322,158
*	Watson Pharmaceuticals, Inc.	38,896	1,061,083
*	WellPoint, Inc.	189,275	7,845,449
	Wyeth	495,085	21,273,802
# *	Zimmer Holdings, Inc.	83,501	3,039,436
Total Health Care			426,260,448

Industrials — (8.6%)
	3M Co.	257,661	13,859,585
#	Avery Dennison Corp.	39,520	957,570
	B.F. Goodrich Co.	45,771	1,769,507
#	Boeing Co.	272,488	11,528,967
	Burlington Northern Santa Fe Corp.	104,374	6,914,778
#	C.H. Robinson Worldwide, Inc.	62,914	2,892,786
#	Caterpillar, Inc.	224,300	6,919,655
	Cintas Corp.	48,856	1,111,474
#	Cooper Industries, Ltd.	64,443	1,734,161
	CSX Corp.	146,674	4,247,679
#	Cummins, Inc.	74,875	1,795,503
#	Danaher Corp.	95,071	5,317,321
#	Deere & Co.	158,772	5,515,739
#	Dover Corp.	69,147	1,955,477
#	Eaton Corp.	61,314	2,699,042
	Emerson Electric Co.	285,216	9,326,563
	Equifax, Inc.	46,964	1,160,950
#	Expeditors International of Washington, Inc.	78,846	2,192,707
#	Fastenal Co.	48,048	1,642,281
	FedEx Corp.	115,728	5,895,184

6

#	Flowserve Corp.	21,023	1,120,736
#	Fluor Corp.	67,488	2,625,283
	General Dynamics Corp.	144,956	8,223,354
	General Electric Co.	3,905,431	47,372,878
#	Honeywell International, Inc.	270,054	8,860,472
#	Illinois Tool Works, Inc.	146,350	4,779,791
# *	Ingersoll-Rand Co., Ltd. Class A	118,533	1,921,420
#	ITT Industries, Inc.	67,519	3,057,260
# *	Jacobs Engineering Group, Inc.	45,684	1,766,600
	L-3 Communications Holdings, Inc.	44,395	3,508,093
	Lockheed Martin Corp.	123,795	10,156,142
#	Masco Corp.	133,821	1,046,480
*	Monster Worldwide, Inc.	45,816	421,965
#	Norfolk Southern Corp.	137,680	5,281,405
	Northrop Grumman Corp.	121,566	5,849,756
#	Paccar, Inc.	134,854	3,558,797
	Pall Corp.	43,904	1,144,577
	Parker Hannifin Corp.	59,920	2,289,543
	Pitney Bowes, Inc.	76,643	1,706,073
	Precision Castparts Corp.	51,840	3,367,008
	R. R. Donnelley & Sons Co.	76,225	743,956
	Raytheon Co.	153,961	7,793,506
	Republic Services, Inc.	119,372	3,086,960
#	Robert Half International, Inc.	57,686	977,778
#	Rockwell Automation, Inc.	52,613	1,370,043
	Rockwell Collins, Inc.	58,863	2,217,958
	Ryder System, Inc.	20,679	698,537
	Southwest Airlines Co.	275,050	1,933,602
# *	Stericycle, Inc.	31,816	1,556,439
#	Textron, Inc.	89,646	809,503
	The Dun & Bradstreet Corp.	20,046	1,523,496
#	The Manitowoc Co., Inc.	48,467	266,569
	Tyco International, Ltd.	175,849	3,696,346
	Union Pacific Corp.	188,305	8,245,876
	United Parcel Service, Inc.	370,038	15,722,915
#	United Technologies Corp.	353,467	16,962,881
#	W.W. Grainger, Inc.	24,041	1,753,791
#	Waste Management, Inc.	182,408	5,689,306
Total Industrials			282,544,024

Information Technology — (13.0%)
*	Adobe Systems, Inc.	197,425	3,812,277
# *	Advanced Micro Devices, Inc.	226,253	495,494
*	Affiliated Computer Services, Inc. Class A	36,272	1,663,434
*	Agilent Technologies, Inc.	130,140	2,352,931
# *	Akamai Technologies, Inc.	62,885	847,690
	Altera Corp.	110,568	1,700,536
#	Amphenol Corp.	65,359	1,709,138
#	Analog Devices, Inc.	108,273	2,163,295
*	Apple, Inc.	330,532	29,790,849
#	Applied Materials, Inc.	498,869	4,674,403
# *	Autodesk, Inc.	84,140	1,393,358
#	Automatic Data Processing, Inc.	188,844	6,860,703
# *	BMC Software, Inc.	69,719	1,765,982
# *	Broadcom Corp.	165,141	2,617,485

7

#	CA, Inc.	146,462	2,634,851
# *	Ciena Corp.	33,582	209,552
*	Cisco Sytems, Inc.	2,177,094	32,591,097
*	Citrix Systems, Inc.	67,543	1,421,105
# *	Cognizant Technology Solutions Corp.	108,271	2,027,916
*	Computer Sciences Corp.	56,325	2,075,013
# *	Compuware Corp.	91,653	595,745
*	Convergys Corp.	45,386	341,757
#	Corning, Inc.	577,944	5,843,014
# *	Dell, Inc.	643,467	6,112,937
# *	eBay, Inc.	398,836	4,794,009
# *	Electronic Arts, Inc.	119,312	1,842,177
# *	EMC Corp.	758,812	8,377,284
	Fidelity National Information Services, Inc.	70,645	1,123,962
*	Fiserv, Inc.	59,548	1,890,649
# *	FLIR Systems, Inc.	51,655	1,289,825
# *	Google, Inc.	88,946	30,110,889
	Harris Corp.	50,045	2,166,448
#	Hewlett-Packard Co.	910,648	31,645,018
	Intel Corp.	2,068,116	26,678,696
#	International Business Machines Corp.	499,536	45,782,474
*	Intuit, Inc.	119,007	2,695,509
# *	Iron Mountain, Inc.	66,740	1,365,500
#	Jabil Circuit, Inc.	78,325	455,852
*	JDS Uniphase Corp.	81,744	296,731
# *	Juniper Networks, Inc.	196,307	2,779,707
#	KLA-Tencor Corp.	62,786	1,258,231
# *	Lexmark International, Inc.	29,150	690,272
#	Linear Technology Corp.	82,444	1,930,838
# *	LSI Corp.	239,861	762,758
*	McAfee, Inc.	56,755	1,730,460
*	MEMC Electronic Materials, Inc.	83,457	1,135,015
#	Microchip Technology, Inc.	67,632	1,282,979
# *	Micron Technology, Inc.	283,987	1,056,432
	Microsoft Corp.	2,844,568	48,642,113
#	Molex, Inc.	52,373	700,227
	Motorola, Inc.	842,693	3,733,130
	National Semiconductor Corp.	72,534	735,495
# *	NetApp, Inc.	122,763	1,820,575
*	Novell, Inc.	128,375	474,988
# *	Novellus Systems, Inc.	36,314	500,770
# *	Nvidia Corp.	199,695	1,587,575
# *	Oracle Corp.	1,456,600	24,514,578
#	Paychex, Inc.	119,396	2,900,129
# *	QLogic Corp.	47,567	538,458
	QUALCOMM, Inc.	615,553	21,267,356
# *	Salesforce.com, Inc.	39,012	1,038,109
# *	Sandisk Corp.	84,046	960,646
# *	Sun Microsystems, Inc.	274,627	1,142,448
*	Symantec Corp.	310,853	4,765,376
*	Tellabs, Inc.	147,995	611,219
# *	Teradata Corp.	65,442	859,253
*	Teradyne, Inc.	62,946	302,770
#	Texas Instruments, Inc.	482,048	7,206,618
	Total System Services, Inc.	73,186	926,535

8

# *	VeriSign, Inc.	72,147	1,393,159
	Western Union Co.	266,071	3,634,530
	Xerox Corp.	321,855	2,137,117
#	Xilinx, Inc.	101,844	1,716,071
# *	Yahoo!, Inc.	515,993	6,052,598
Total Information Technology			429,004,120

Materials — (2.4%)
#	Air Products & Chemicals, Inc.	77,922	3,919,477
#	AK Steel Holding Corp.	41,649	336,107
#	Alcoa, Inc.	297,581	2,318,156
#	Allegheny Technologies, Inc.	35,804	790,910
#	Ball Corp.	35,171	1,348,456
	Bemis Co., Inc.	37,060	836,444
#	CF Industries Holdings, Inc.	21,141	993,627
	Dow Chemical Co.	343,488	3,981,026
#	du Pont (E.I.) de Nemours & Co.	335,523	7,703,608
#	Eastman Chemical Co.	26,973	699,949
#	Ecolab, Inc.	62,339	2,117,032
	Freeport-McMoRan Copper & Gold, Inc. Class B	140,422	3,530,209
#	International Flavors & Fragrances, Inc.	29,242	836,906
	International Paper Co.	158,976	1,449,861
	MeadWestavco Corp.	63,512	739,280
	Monsanto Co.	203,739	15,496,388
#	Newmont Mining Corp.	168,919	6,719,598
#	Nucor Corp.	116,735	4,761,621
*	Owens-Illinois, Inc.	62,095	1,179,805
*	Pactiv Corp.	48,855	1,056,245
#	PPG Industries, Inc.	61,058	2,294,560
#	Praxair, Inc.	114,670	7,139,354
	Rohm & Haas Co.	46,451	2,563,631
	Sealed Air Corp.	58,701	795,399
#	Sigma-Aldrich Corp.	46,610	1,681,689
#	Titanium Metals Corp.	31,640	223,062
#	United States Steel Corp.	43,227	1,298,107
#	Vulcan Materials Co.	40,954	2,025,585
#	Weyerhaeuser Co.	78,563	2,147,912
Total Materials			80,984,004

Real Estate Investment Trusts — (0.7%)
#	Apartment Investment & Management Co. Class A	43,929	390,529
#	AvalonBay Communities, Inc.	28,671	1,485,445
#	Boston Properties, Inc.	44,918	1,944,949
	Developers Diversified Realty Corp.	44,723	214,670
#	Equity Residential	101,145	2,420,400
	HCP, Inc.	93,943	2,192,630
#	Host Marriott Corp.	194,298	1,045,323
#	Kimco Realty Corp.	85,149	1,224,443
#	Plum Creek Timber Co., Inc.	62,017	1,908,263
#	ProLogis	98,779	988,778
#	Public Storage	46,609	2,883,699
#	Simon Property Group, Inc.	83,962	3,608,687
#	Vornado Realty Trust	51,079	2,595,324
Total Real Estate Investment Trusts			22,903,140

9

Telecommunication Services — (3.0%)
# *	American Tower Corp.	147,501	4,475,180
	AT&T, Inc.	2,191,192	53,947,147
#	CenturyTel, Inc.	37,233	1,010,504
	Embarq Corp.	52,849	1,887,766
#	Frontier Communications Corp.	115,756	938,781
#	Qwest Communications International, Inc.	544,710	1,753,966
*	Sprint Nextel Corp.	1,062,242	2,581,248
	Verizon Communications, Inc.	1,056,175	31,547,947
	Windstream Corp.	163,389	1,418,217
Total Telecommunication Services			99,560,756

Utilities — (3.7%)
# *	AES Corp.	250,146	1,978,655
#	Allegheny Energy, Inc.	62,858	2,089,400
#	Ameren Corp.	78,623	2,614,215
#	American Electric Power Co., Inc.	150,053	4,704,162
#	CenterPoint Energy, Inc.	127,968	1,712,212
#	CMS Energy Corp.	84,110	988,293
#	Consolidated Edison, Inc.	101,743	4,146,027
#	Constellation Energy Group	74,054	1,947,620
	Dominion Resources, Inc.	216,158	7,604,438
#	DTE Energy Co.	60,616	2,091,252
	Duke Energy Corp.	470,471	7,127,636
# *	Dynegy, Inc.	188,049	396,783
	Edison International	121,145	3,945,693
#	Entergy Corp.	70,398	5,375,591
#	Equitable Resources, Inc.	48,660	1,665,632
#	Exelon Corp.	244,634	13,264,055
#	FirstEnergy Corp.	113,346	5,666,167
#	FPL Group, Inc.	151,976	7,834,363
#	Integrys Energy Group, Inc.	28,415	1,186,326
#	Nicor, Inc.	16,802	574,796
#	NiSource, Inc.	101,971	987,079
	Pepco Holdings, Inc.	80,392	1,431,782
	PG&E Corp.	134,224	5,190,442
#	Pinnacle West Capital Corp.	37,485	1,254,623
	PPL Corp.	139,436	4,275,108
#	Progress Energy, Inc.	97,822	3,787,668
	Public Service Enterprise Group, Inc.	188,180	5,940,843
	Questar Corp.	64,487	2,191,268
	SCANA Corp.	43,695	1,498,302
	Sempra Energy	90,589	3,971,422
	Southern Co.	288,011	9,633,968
	TECO Energy, Inc.	79,118	950,207
#	Wisconsin Energy Corp.	43,473	1,938,026
#	Xcel Energy, Inc.	166,968	3,082,229
Total Utilities			123,046,283

TOTAL COMMON STOCKS			2,672,684,962

10

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (1.8%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $67,470,000 FNMA 5.50%, 05/01/37, valued at $60,119,814) to be repurchased at $59,231,938	$59,231	59,231,000

		Shares
SECURITIES LENDING COLLATERAL — (17.2%)
§ @	DFA Short Term Investment Fund LP	563,765,296	563,765,296

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $6,118,104 FHLMC 5.500%, 07/01/37, valued at $5,477,718) to be repurchased at $5,318,301	$5,318	5,318,172

TOTAL SECURITIES LENDING COLLATERAL			569,083,468

TOTAL INVESTMENTS - (100.0%)
(Cost $3,888,993,470)##			$3,300,999,430

11

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (82.0%)
Consumer Discretionary — (11.9%)
*	Ascent Media Corp.	50,869	$1,326,664
* #	AutoNation, Inc.	307,114	2,850,018
#	Carnival Corp.	2,010,498	36,570,959
#	CBS Corp. Class B	5,590,306	31,976,550
	Comcast Corp. Class A	12,216,542	178,972,340
#	Comcast Corp. Special Class A	3,259,343	45,239,681
*	Discovery Communications, Inc. (25470F104)	499,995	7,249,927
*	Discovery Communications, Inc. (25470F302)	499,995	7,189,928
	Disney (Walt) Co.	1,203,134	24,880,811
*	Dr Pepper Snapple Group, Inc.	150,000	2,467,500
#	Eastman Kodak Co.	664,034	3,008,074
* #	Expedia, Inc.	1,137,251	10,155,651
#	Foot Locker, Inc.	217,516	1,600,918
#	Fortune Brands, Inc.	657,410	21,037,120
#	Gannett Co., Inc.	915,685	5,283,502
* #	Goodyear Tire & Rubber Co.	547,002	3,375,002
#	Hearst-Argyle Television, Inc.	262,298	1,033,454
#	J.C. Penney Co., Inc.	758,166	12,699,280
#	Johnson Controls, Inc.	1,097,434	13,728,899
#	Leggett & Platt, Inc.	684,328	8,547,257
* #	Liberty Global, Inc. Class A	304,305	4,433,724
* #	Liberty Global, Inc. Series C	333,205	4,771,496
*	Liberty Media Corp. - Entertainment Class A	3,644,396	66,874,667
*	Liberty Media Holding Corp. Capital Class A	59,524	326,787
*	Liberty Media Holding Corp. Interactive Class A	4,162,762	13,071,073
#	Macy’s, Inc.	1,710,230	15,306,559
* #	Mohawk Industries, Inc.	397,617	12,767,482
	News Corp. Class A	1,101,131	7,036,227
#	News Corp. Class B	698,662	5,058,313
#	Royal Caribbean Cruises, Ltd.	544,275	3,532,345
* #	Sears Holdings Corp.	466,525	19,090,203
#	Service Corp. International	435,123	1,979,810
#	Snap-On, Inc.	69,178	2,087,792
*	Ticketmaster Entertainment, Inc.	73,729	438,688
* #	Time Warner Cable, Inc.	703,483	13,105,888
#	Time Warner, Inc.	17,969,180	167,652,449
* #	Toll Brothers, Inc.	904,000	15,386,080
*	TRW Automotive Holdings Corp.	49,869	154,095
#	Tyco Electronics, Ltd.	1,547,828	21,917,244
#	Washington Post Co.	10,000	3,905,600
#	Whirlpool Corp.	322,215	10,771,647
	Wyndham Worldwide Corp.	277,575	1,701,535
Total Consumer Discretionary			810,563,239

1

Consumer Staples — (6.4%)
#	Archer-Daniels-Midland Co.	1,219,060	33,377,863
	Coca-Cola Enterprises, Inc.	3,434,383	38,568,121
	ConAgra, Inc.	515,765	8,819,582
* #	Constellation Brands, Inc. Class A	851,502	12,363,809
	Corn Products International, Inc.	439,826	10,181,972
	CVS Caremark Corp.	2,754,243	74,034,052
	J.M. Smucker Co.	397,802	17,960,760
	Kraft Foods, Inc.	5,633,321	158,014,654
#	Molson Coors Brewing Co.	755,890	30,439,690
	PepsiAmericas, Inc.	521,775	8,416,231
* #	Smithfield Foods, Inc.	360,420	4,278,185
#	SUPERVALU, Inc.	1,510,542	26,494,907
#	Tyson Foods, Inc. Class A	1,991,059	17,620,872
Total Consumer Staples			440,570,698

Energy — (13.2%)
	Anadarko Petroleum Corp.	3,342,977	122,820,975
#	Apache Corp.	2,016,277	151,220,775
#	Chesapeake Energy Corp.	2,496,221	39,465,254
#	Cimarex Energy Co.	406,047	10,086,207
	ConocoPhillips	4,787,366	227,543,506
	Devon Energy Corp.	1,962,942	120,917,227
#	ENSCO International, Inc.	614,773	16,820,189
* #	Forest Oil Corp.	467,500	7,012,500
#	Helmerich & Payne, Inc.	17,866	401,270
	Marathon Oil Corp.	3,087,935	84,084,470
#	Murphy Oil Corp.	250,000	11,045,000
* #	Newfield Exploration Co.	650,516	12,483,402
#	Noble Energy, Inc.	419,300	20,516,349
#	Patterson-UTI Energy, Inc.	269,500	2,576,420
#	Pioneer Natural Resources Co.	650,933	9,529,659
* #	Pride International, Inc.	644,204	10,384,568
#	Rowan Companies, Inc.	456,566	5,780,126
#	Tidewater, Inc.	273,715	11,389,281
#	Valero Energy Corp.	1,450,295	34,981,115
Total Energy			899,058,293

Financials — (22.7%)
* #	Allegheny Corp.	36,122	9,840,716
#	Allstate Corp.	2,540,615	55,055,127
#	American Capital, Ltd.	162,015	463,363
	American Financial Group, Inc.	868,200	14,742,036
#	American National Insurance Co.	70,452	3,934,744
#	Associated Banc-Corp.	238,410	3,731,117
#	Assurant, Inc.	218,809	5,776,558
	Banco Santander SA Sponsored ADR	696,166	5,457,943
	Bank of America Corp.	10,552,600	69,436,108
	Bank of New York Mellon Corp.	1,972,678	50,776,732
#	BB&T Corp.	195,091	3,860,851
#	BlackRock, Inc.	116,298	12,653,222
#	Capital One Financial Corp.	1,668,884	26,435,123
#	Chubb Corp.	1,620,173	68,986,966
#	Cincinnati Financial Corp.	1,305,789	28,635,953

2

#	Citigroup, Inc.	1,838,237	6,525,741
#	CME Group, Inc.	119,537	20,788,680
#	CNA Financial Corp.	1,896,282	22,053,760
#	Comerica, Inc.	456,408	7,603,757
#	Discover Financial Services	1,973,030	14,107,165
#	Everest Re Group, Ltd.	50,000	3,150,000
	Fidelity National Financial, Inc.	935,959	13,683,721
#	Fifth Third Bancorp	1,134,874	2,712,349
	First American Corp.	672,080	14,678,227
#	Fulton Financial Corp.	8,369	58,750
#	Hanover Insurance Group, Inc.	382,166	15,447,150
#	Hartford Financial Services Group, Inc.	1,274,698	16,775,026
#	HCC Insurance Holdings, Inc.	467,789	10,950,940
#	Janus Capital Group, Inc.	687,391	3,608,803
	JPMorgan Chase & Co.	7,877,870	200,964,464
#	KeyCorp	1,129,300	8,221,304
#	Legg Mason, Inc.	289,947	4,656,549
* #	Leucadia National Corp.	93,873	1,494,458
#	Lincoln National Corp.	1,308,073	19,791,144
	Loews Corp.	3,340,744	81,514,154
#	M&T Bank Corp.	440,052	17,122,423
#	Marsh & McLennan Companies, Inc.	156,666	3,028,354
#	Marshall & Ilsley Corp.	719,200	4,106,632
#	Mercury General Corp.	156,425	6,059,905
#	MetLife, Inc.	5,000,810	143,673,271
#	Morgan Stanley	2,999,997	60,689,939
#	New York Community Bancorp, Inc.	2,223,800	29,465,350
#	NYSE Euronext, Inc.	411,721	9,057,862
#	Odyssey Re Holdings Corp.	345,255	16,244,248
#	Old Republic International Corp.	1,751,854	18,079,133
	PNC Financial Services Group, Inc.	185,163	6,021,501
#	Principal Financial Group, Inc.	1,166,479	19,351,887
#	Prudential Financial, Inc.	1,829,600	47,112,200
#	Regions Financial Corp.	594,200	2,055,932
#	Reinsurance Group of America, Inc.	966,040	34,420,005
#	StanCorp Financial Group, Inc.	215,280	5,558,530
#	SunTrust Banks, Inc.	1,195,360	14,655,114
#	Synovus Financial Corp.	732,800	2,901,888
#	The Goldman Sachs Group, Inc.	245,800	19,843,434
	The Travelers Companies, Inc.	5,075,909	196,133,124
	Transatlantic Holdings, Inc.	213,349	6,859,170
	Unum Group	1,904,389	26,966,148
#	W. R. Berkley Corp.	667,640	17,679,107
#	Wesco Financial Corp.	18,700	5,640,107
	White Mountains Insurance Group, Ltd.	25,488	6,155,352
#	Zions Bancorporation	296,120	4,418,110
Total Financials			1,551,871,427

Health Care — (2.8%)
	Aetna, Inc.	134,258	4,161,998
*	Boston Scientific Corp.	1,063,980	9,437,503
* #	Community Health Systems, Inc.	210,554	3,924,727
*	Hologic, Inc.	91,182	1,075,036
* #	Humana, Inc.	137,246	5,205,741
*	King Pharmaceuticals, Inc.	1,215,010	10,619,187

3

#	Omnicare, Inc.	582,523	16,287,343
#	PerkinElmer, Inc.	216,000	2,725,920
* #	Tenet Healthcare Corp.	272,010	291,051
* #	Thermo Fisher Scientific, Inc.	418,500	15,036,705
	UnitedHealth Group, Inc.	453,521	12,848,250
* #	Watson Pharmaceuticals, Inc.	665,300	18,149,384
*	WellPoint, Inc.	2,193,022	90,900,762
Total Health Care			190,663,607

Industrials — (11.2%)
#	Burlington Northern Santa Fe Corp.	2,178,273	144,310,586
#	CSX Corp.	2,309,804	66,891,924
#	FedEx Corp.	838,793	42,728,115
* #	Kansas City Southern	206,873	3,756,814
	KBR, Inc.	100,000	1,416,000
#	Masco Corp.	1,358,358	10,622,360
#	Norfolk Southern Corp.	3,154,102	120,991,353
#	Northrop Grumman Corp.	2,159,682	103,923,898
#	Parker Hannifin Corp.	33,891	1,294,975
#	Pentair, Inc.	273,920	6,264,550
#	R. R. Donnelley & Sons Co.	769,772	7,512,975
#	Raytheon Co.	351,905	17,813,431
	Republic Services, Inc.	396,651	10,257,395
#	Ryder System, Inc.	338,705	11,441,455
	Southwest Airlines Co.	5,076,220	35,685,827
#	Timken Co.	463,387	6,899,832
	Tyco International, Ltd.	321,600	6,760,032
#	Union Pacific Corp.	3,566,600	156,181,414
* #	URS Corp.	220,435	7,505,812
Total Industrials			762,258,748

Information Technology — (3.6%)
*	Arrow Electronics, Inc.	448,400	8,550,988
*	Avnet, Inc.	891,167	17,662,930
*	Computer Sciences Corp.	1,361,543	50,159,244
#	Fidelity National Information Services, Inc.	935,123	14,877,807
*	IAC/InterActiveCorp	1,030,725	15,151,658
* #	Ingram Micro, Inc.	1,316,268	16,150,608
#	Intersil Corp.	204,149	1,900,627
#	Lender Processing Services, Inc.	77,811	2,016,861
* #	Micron Technology, Inc.	3,840,357	14,286,128
#	Motorola, Inc.	5,850,404	25,917,290
* #	Sandisk Corp.	136,000	1,554,480
* #	Sun Microsystems, Inc.	519,425	2,160,808
* #	Symantec Corp.	3,031,876	46,478,659
*	Tellabs, Inc.	1,931,218	7,975,930
	Xerox Corp.	3,665,156	24,336,636
Total Information Technology			249,180,654

Materials — (2.0%)
#	Alcoa, Inc.	1,172,708	9,135,395
	Ashland, Inc.	112,674	903,645
	Bemis Co., Inc.	227,000	5,123,390
* #	Domtar Corp.	3,086,136	4,598,343
#	Dow Chemical Co.	3,647,149	42,270,457

4

#	International Paper Co.	1,709,245	15,588,314
#	Lubrizol Corp.	296,900	10,130,228
	MeadWestavco Corp.	1,154,308	13,436,145
#	Reliance Steel & Aluminum Co.	114,900	2,542,737
*	Rockwood Holdings, Inc.	32,184	241,702
#	Valhi, Inc.	2,701	40,110
#	Valspar Corp.	2,200	38,170
#	Weyerhaeuser Co.	1,105,551	30,225,764
Total Materials			134,274,400

Telecommunication Services — (8.1%)
	AT&T, Inc.	9,749,000	240,020,380
#	CenturyTel, Inc.	504,003	13,678,641
* #	Sprint Nextel Corp.	6,449,998	15,673,495
	Telephone & Data Systems, Inc.	406,797	12,411,376
	Telephone & Data Systems, Inc. Special Shares	174,000	4,715,400
*	United States Cellular Corp.	264,225	11,084,239
#	Verizon Communications, Inc.	8,542,208	255,155,753
Total Telecommunication Services			552,739,284

Utilities — (0.1%)
*	Reliant Energy, Inc.	911,951	4,641,831

TOTAL COMMON STOCKS			5,595,822,181

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $50,815,000 FHLMC 6.50%, 08/01/37, valued at $43,629,168) to be repurchased at $42,981,681	$42,981	42,981,000

		Shares
SECURITIES LENDING COLLATERAL — (17.4%)
§ @	DFA Short Term Investment Fund LP	1,179,835,087	1,179,835,087

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $12,803,828 FHLMC 5.500%, 07/01/37, valued at $11,463,642) to be repurchased at $11,130,018	$11,130	11,129,749

TOTAL SECURITIES LENDING COLLATERAL			1,190,964,836

TOTAL INVESTMENTS - (100.0%)
(Cost $9,690,644,879)##			$6,829,768,017

5

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value ††

AUSTRALIA — (3.8%)
COMMON STOCKS — (3.8%)
	Amcor, Ltd.	1,413,233	$4,783,824
	Amcor, Ltd. Sponsored ADR	77,103	1,034,722
#	APN News & Media, Ltd.	526,344	661,623
	Australia & New Zealand Banking Group, Ltd.	3,302,749	27,407,208
	AXA Asia Pacific Holdings, Ltd.	1,686,544	4,983,128
#	Bendigo Bank, Ltd.	198,194	1,245,473
	BlueScope Steel, Ltd.	1,761,980	3,873,021
#	Boral, Ltd.	1,165,887	2,407,802
#	Caltex Australia, Ltd.	265,507	1,455,724
	Commonwealth Bank of Australia	2,119,091	36,005,828
#	Crown, Ltd.	171,766	594,192
#	CSR, Ltd.	2,414,935	2,137,656
	Downer EDI, Ltd.	522,335	1,161,375
#	Fairfax Media, Ltd.	2,026,771	1,779,757
	Foster’s Group, Ltd.	4,257,295	14,640,175
	Goodman Fielder, Ltd.	2,290,858	2,205,388
#	Harvey Norman Holdings, Ltd.	113,157	150,624
	Insurance Australia Group, Ltd.	2,728,706	6,665,975
	Lend Lease Corp., Ltd.	666,410	2,815,258
#	Macquarie Group, Ltd.	71,639	1,145,324
	Metcash, Ltd.	400,000	1,057,573
#	National Australia Bank, Ltd.	3,087,538	36,415,331
	Onesteel, Ltd.	1,520,970	2,290,041
	OZ Minerals, Ltd.	1,644,020	574,536
#	Qantas Airways, Ltd.	2,144,492	3,284,680
#	QBE Insurance Group, Ltd.	41,746	627,779
#	Seven Network, Ltd.	195,723	735,786
	Sims Metal Management, Ltd.	2	21
	Suncorp-Metway, Ltd.	1,364,610	6,359,170
	TABCORP Holdings, Ltd.	1,277,891	5,439,769
	Toll Holdings, Ltd.	206,171	706,720
	Washington H. Soul Pattinson & Co., Ltd.	113,801	620,866
	Wesfarmers, Ltd.	174,331	1,694,633

TOTAL — AUSTRALIA			176,960,982

AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
#	Erste Group Bank AG	303,609	4,559,914
	OMV AG	443,854	12,648,614
	Voestalpine AG	180,281	3,484,756

TOTAL — AUSTRIA			20,693,284

1

BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
	Delhaize Group	201,237	12,931,541
#	Delhaize Group Sponsored ADR	52,900	3,393,535
#	Dexia SA	1,490,720	4,642,790
	Solvay SA	49,655	3,507,459
#	UCB SA	278,888	8,664,202
TOTAL COMMON STOCKS			33,139,527

RIGHTS/WARRANTS — (0.0%)
*	Umicore	10,045	116

TOTAL — BELGIUM			33,139,643

CANADA — (6.9%)
COMMON STOCKS — (6.9%)
	Addax Petroleum Corp.	34,300	548,241
	Astral Media, Inc. Class A	40,138	853,659
#	Bank of Montreal	364,600	9,886,198
	Barrick Gold Corp.	1,226,832	46,161,899
	BCE, Inc.	572,125	11,715,440
#	Canadian Pacific Railway, Ltd.	329,797	10,010,230
#	Canadian Tire Corp. Class A	166,647	5,558,297
	Canadian Utilities, Ltd. Class A	1,600	51,878
*	Celestica, Inc.	96,800	423,907
*	CGI Group, Inc.	572,389	4,635,126
	Cogeco Cable, Inc.	11,700	329,365
*	Domtar Corp.	315,000	475,229
	E-L Financial Corp., Ltd.	600	185,028
	Empire Co., Ltd. Class A	65,500	2,771,698
	EnCana Corp.	560,598	24,947,468
	Ensign Energy Services, Inc.	9,800	82,955
#	Fairfax Financial Holdings, Inc.	46,500	15,126,483
	George Weston, Ltd.	107,600	5,732,524
	Gerdau Ameristeel Corp.	403,761	2,377,292
	Goldcorp, Inc.	730,500	21,636,502
	Industrial Alliance Insurance & Financial Services, Inc.	140,300	2,257,386
#	ING Canada, Inc.	128,700	3,463,486
	Jean Coutu Group PJC, Inc. Class A	307,800	2,080,866
	Loblaw Companies, Ltd.	184,013	5,210,138
#	Magna International, Inc. Class A	243,268	6,810,512
#	Manitoba Telecom Services, Inc.	40,500	1,183,046
#	Manulife Financial Corp.	771,400	12,807,914
*	MDS, Inc.	166,464	1,303,204
	Methanex Corp.	23,300	180,130
	Metro, Inc. Class A	137,300	4,389,121
#	National Bank of Canada	254,700	7,107,714
#	Onex Corp.	168,200	2,330,453

2

	Petro-Canada	1,205,300	26,135,720
#	Power Corp. of Canada, Ltd.	456,696	7,876,959
	Quebecor, Inc. Class B	70,700	945,549
*	Sino-Forest Corp.	55,300	414,891
#	Sun Life Financial, Inc.	1,262,400	25,695,824
	Talisman Energy, Inc.	294,500	2,788,294
	Teck Cominco Class B	614,800	2,376,475
#	Thomson Reuters Corp.	404,700	9,900,917
#	Toronto Dominion Bank	304,700	9,889,549
#	TransCanada Corp.	412,302	11,088,864
*	Viterra, Inc.	381,473	2,877,574
#	Yamana Gold, Inc.	1,003,800	8,136,817

TOTAL — CANADA			320,760,822

DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
	A P Moller - Maersk A.S.	3,132	14,969,933
	Carlsberg A.S. Series B	133,750	4,419,654
#	Dampskibsselsk Torm A.S.	29,600	317,150
	Dampskibsselskabet Torm A.S. ADR	15,086	162,627
#	Danisco A.S.	107,780	3,956,115
	Danske Bank A.S.	965,053	9,691,296
*	Jyske Bank A.S.	93,150	2,110,734
	Sydbank A.S.	71,200	947,191

TOTAL — DENMARK			36,574,700

FINLAND — (0.8%)
COMMON STOCKS — (0.8%)
	Fortum Oyj	277,876	5,421,160
#	Kesko Oyj	152,447	3,747,415
	Outokumpu Oyj Series A	333,313	3,797,052
	Pohjola Bank P.L.C.	117,000	1,370,044
	Sampo Oyj	491,593	7,891,339
	Stora Enso Oyj Series R	1,044,151	6,362,603
	Stora Enso Oyj Sponsored ADR	91,500	558,150
	UPM-Kymmene Oyj	973,841	9,201,751
	UPM-Kymmene Oyj Sponsored ADR	69,300	649,341

TOTAL — FINLAND			38,998,855

FRANCE — (8.3%)
COMMON STOCKS — (8.3%)
#	Air France-KLM	250,260	2,393,716
	AXA SA	2,818,397	44,386,378
#	AXA SA Sponsored ADR	124,100	1,998,010
	BNP Paribas SA	1,615,427	61,670,350
	Capgemini SA	259,094	8,903,320
	Casino Guichard Perrachon SA	90,782	5,948,570
#	Ciments Francais SA	26,702	2,039,430
	CNP Assurances	72,302	4,812,087
#	Compagnie de Saint-Gobain	580,915	19,624,134

3

	Compagnie Generale des Establissements Michelin Series B	211,913	8,284,447
	Credit Agricole SA	1,759,114	21,294,491
	Euler Hermes SA	10,758	383,924
#	European Aeronautic Defence & Space Co.	676,746	11,778,892
#	France Telecom SA	829,338	18,584,585
	France Telecom SA Sponsored ADR	123,605	2,777,404
#	Lafarge SA	319,678	14,682,935
	Lagardere SCA	238,722	9,081,190
	Nexans SA	8,775	502,652
	Peugeot SA	325,797	5,511,064
#	PPR SA	156,369	7,882,271
	Remy Cointreau SA	41	1,089
	Renault SA	383,543	7,389,587
	Safran SA	312,438	3,895,919
	Schneider Electric SA	288,328	18,246,223
	SCOR SE (4797364)	6	15
	SCOR SE (B1LB9P6)	193,766	3,929,621
	Societe Generale Paris	720,688	30,133,746
#	STMicroelectronics NV	903,809	4,668,264
	Vivendi SA	2,482,257	63,944,228

TOTAL — FRANCE			384,748,542

GERMANY — (8.7%)
COMMON STOCKS — (8.7%)
	Allianz SE	442,712	37,085,101
	Allianz SE Sponsored ADR	2,834,240	23,609,219
#	Bayerische Motoren Werke AG	709,047	16,815,217
	Bilfinger Berger AG	9,399	396,644
	Celesio AG	131,969	2,846,265
#	Commerzbank AG	1,089,462	4,980,637
#	Daimler AG	1,684,003	47,203,637
#	Daimler AG Sponsored ADR	163,964	4,589,352
#	Deutsche Bank AG	774,190	20,172,159
#	Deutsche Bank AG ADR	128,363	3,292,511
	Deutsche Lufthansa AG	395,567	4,794,318
#	Deutsche Postbank AG	14,003	168,124
	Deutsche Telekom AG	2,621,866	31,839,778
	Deutsche Telekom AG Sponsored ADR	2,705,150	32,570,006
	E.ON AG	1,481,013	48,025,975
#	E.ON AG Sponsored ADR	1,091,708	34,967,407
#	Fraport AG	41,329	1,546,119
#	Generali Deutschland Holding AG	33,484	2,675,386
	Hannover Rueckversicherung AG	110,141	3,293,653
#	Heidelberger Zement AG	31,811	1,225,552
	Hochtief AG	8,774	301,635
	Linde AG	133,956	8,994,674
	Munchener Rueckversicherungs-Gesellschaft AG	388,934	51,364,759
# *	Porsche Automobil Holding SE	87,512	5,128,927
	Salzgitter AG	47,551	3,445,828
	SCA Hygiene Products AG	3,195	1,184,426
#	Suedzucker AG	102,666	1,616,676

4

#	ThyssenKrupp AG	393,850	8,017,728
	TUI AG	320,226	2,668,077

TOTAL — GERMANY			404,819,790

GREECE — (0.2%)
COMMON STOCKS — (0.2%)
	Agricultural Bank of Greece S.A.	285,278	442,945
	Alpha Bank A.E.	214,210	1,790,311
	EFG Eurobank Ergasias S.A.	60,000	375,231
	Hellenic Petroleum S.A.	580,801	4,176,942
*	Marfin Financial Group S.A.	75,263	277,555
#	National Bank of Greece S.A. ADR	619,230	2,006,305
	Piraeus Bank S.A.	170,906	1,129,473

TOTAL — GREECE			10,198,762

HONG KONG — (3.0%)
COMMON STOCKS — (3.0%)
	C C Land Holdings, Ltd.	790,000	193,373
#	Cathay Pacific Airways, Ltd.	2,703,000	3,134,825
	Cheung Kong Holdings, Ltd.	3,224,000	29,746,702
*	China Citic Bank	1,425,000	528,687
	Dah Sing Banking Group, Ltd.	306,964	217,334
	Dah Sing Financial Holdings, Ltd.	194,400	475,519
	Great Eagle Holdings, Ltd.	521,233	637,037
#	Hang Lung Group, Ltd.	2,202,000	7,092,387
	Henderson Land Development Co., Ltd.	1,855,000	7,085,791
#	Hong Kong and Shanghai Hotels, Ltd.	1,147,022	841,229
	Hopewell Holdings, Ltd.	1,413,000	4,630,754
	Hutchison Whampoa, Ltd.	5,472,000	27,843,128
	Hysan Development Co., Ltd.	1,441,191	2,337,595
#	Kingboard Chemical Holdings, Ltd.	1,145,500	1,844,068
#	MTR Corp., Ltd.	2,813,040	6,718,306
#	New World China Land, Ltd.	1,963,600	489,392
	New World Development Co., Ltd.	4,109,128	3,895,061
	Pacific Basin Shipping, Ltd.	301,000	154,333
#	Sino Land Co., Ltd.	2,559,315	2,453,867
	Sun Hung Kai Properties, Ltd.	2,528,000	22,396,496
	Wharf Holdings, Ltd.	3,509,740	8,672,511
#	Wheelock and Co., Ltd.	3,482,000	6,124,775
	Wheelock Properties, Ltd.	1,565,000	582,597

TOTAL — HONG KONG			138,095,767

IRELAND — (0.1%)
COMMON STOCKS — (0.1%)
	Allied Irish Banks P.L.C. (0019783)	932,956	1,364,676
	Allied Irish Banks P.L.C. (4020684)	286,577	410,804
#	Allied Irish Banks P.L.C. Sponsored ADR	391,037	1,071,441

TOTAL — IRELAND			2,846,921

5

ITALY — (2.1%)
COMMON STOCKS — (2.1%)
#	Banca Monte Dei Paschi di Siena SpA	2,415,790	3,464,521
	Banca Popolare di Milano Scarl	982,340	5,012,772
	Banco Popolare Scarl	227,880	1,299,677
	Fondiaria - Sai SpA	167,605	2,614,432
	Intesa Sanpaolo SpA	6,116,244	19,275,623
#	Italcementi SpA	273,413	2,554,299
	Pirelli & Co. SpA	6,030,909	1,725,454
	Telecom Italia SpA	4,286,450	5,266,988
	Telecom Italia SpA Sponsored ADR	1,853,000	22,884,550
	UniCredito Italiano SpA	10,088,794	17,751,544
	Unione di Banche Italiane ScpA	1,217,527	15,151,797
	Unipol Gruppo Finanziario SpA	1,822,774	2,719,881

TOTAL — ITALY			99,721,538

JAPAN — (15.8%)
COMMON STOCKS — (15.8%)
	AEON Co., Ltd.	320,300	2,572,099
	Aioi Insurance Co., Ltd.	1,178,735	5,760,032
	Aisin Seiki Co., Ltd.	186,700	2,511,048
	Ajinomoto Co., Inc.	1,130,000	9,731,509
	Amada Co., Ltd.	631,000	3,015,589
	Aoyama Trading Co., Ltd.	105,500	1,543,693
*	Aozora Bank, Ltd.	681,000	760,513
	Asahi Glass Co., Ltd.	1,251,000	6,533,156
#	Asatsu-DK, Inc.	32,500	647,099
	Bridgestone Corp.	954,300	12,130,966
	Canon Marketing Japan, Inc.	124,900	1,837,614
	Chudenko Corp.	41,100	713,322
	Chuo Mitsui Trust Holdings, Inc.	637,000	2,505,715
	Citizen Holdings Co., Ltd.	377,500	1,536,857
#	Coca-Cola West Co., Ltd.	65,907	1,356,892
	Comsys Holdings Corp.	149,000	1,256,141
	Cosmo Oil Co., Ltd.	1,019,364	2,711,411
#	Credit Saison Co., Ltd.	104,500	1,025,105
	Dai Nippon Printing Co., Ltd.	1,093,000	10,670,739
#	Dai Nippon Sumitomo Pharma Co., Ltd.	321,000	2,855,347
	Daicel Chemical Industries, Ltd.	515,000	2,263,632
#	Daido Steel Co., Ltd.	398,000	1,087,177
	Daiwa House Industry Co., Ltd.	916,000	8,196,008
	Denso Corp.	7,500	135,890
#	Dentsu, Inc.	52,700	905,626
	DIC Corp.	596,000	963,751
#	Ebara Corp.	253,000	458,551
# *	Elpida Memory, Inc.	112,900	795,497
	Fuji Electric Holdings Co., Ltd.	781,780	931,675
	Fuji Heavy Industries, Ltd.	1,047,000	3,017,417
	FUJIFILM Holdings Corp.	1,077,300	23,553,321
	Fujikura, Ltd.	609,000	1,665,817
	Fukuoka Financial Group, Inc.	1,446,000	4,850,081

6

	Glory, Ltd.	75,400	1,295,083
	Gunze, Ltd.	248,000	867,950
#	H2O Retailing Corp.	198,000	1,435,365
#	Hakuhodo Dy Holdings, Inc.	12,670	566,412
	Hankyu Hanshin Holdings, Inc.	1,180,000	6,460,993
	Heiwa Corp.	81,500	763,604
	Hino Motors, Ltd.	217,000	381,810
	Hitachi Chemical Co., Ltd.	53,500	582,765
	Hitachi Transport System, Ltd.	111,000	1,374,349
	Hitachi, Ltd.	6,574,000	20,052,384
	Hitachi, Ltd. Sponsored ADR	140,900	4,249,544
	House Foods Corp.	117,000	1,944,534
	Idemitsu Kosan Co., Ltd.	40,100	2,616,789
	IHI Corp.	149,000	173,043
*	Isetan Mitsukoshi Holdings, Ltd.	27,300	196,125
	JS Group Corp.	548,300	7,309,490
	JTEKT Corp.	204,200	1,262,091
#	Juroku Bank, Ltd.	400,000	1,828,528
	Kajima Corp.	1,395,000	3,679,328
#	Kamigumi Co., Ltd.	488,000	3,866,522
#	Kandenko Co., Ltd.	129,000	956,647
	Kaneka Corp.	580,542	3,104,372
	Kansai Paint Co., Ltd.	111,000	560,144
	Kinden Corp.	285,000	2,515,823
	Kissei Pharmaceutical Co., Ltd.	30,000	772,481
	Kuraray Co., Ltd.	107,000	841,728
	Kyocera Corp.	327,900	21,049,806
	Kyocera Corp. Sponsored ADR	13,600	865,096
#	Mabuchi Motor Co., Ltd.	36,300	1,362,089
#	Marui Group Co., Ltd.	542,642	2,804,889
	Mazda Motor Corp.	1,759,000	2,726,893
	Meiji Dairies Corp.	88,000	413,101
#	Meiji Seika Kaisha, Ltd.	408,000	1,665,920
	Mitsubishi Chemical Holdings Corp.	1,942,500	7,961,299
#	Mitsubishi Gas Chemical Co., Inc.	246,000	977,180
#	Mitsubishi Heavy Industries, Ltd.	6,023,000	22,758,661
	Mitsubishi Logistics Corp.	146,000	1,482,917
#	Mitsubishi Rayon Co., Ltd.	1,012,000	2,425,549
	Mitsubishi UFJ Financial Group, Inc. ADR	857,000	4,713,500
#	Mitsui Chemicals, Inc.	1,302,800	3,744,922
	Mitsui Mining and Smelting Co., Ltd.	915,000	1,644,617
	Mitsui Sumitomo Insurance Group Holdings, Inc.	753,600	19,533,256
	Musashino Bank, Ltd.	37,500	1,289,887
	Nagase & Co., Ltd.	235,889	2,091,167
	NEC Corp.	4,453,101	11,873,135
#	NGK Spark Plug Co., Ltd.	330,000	2,536,909
	Nippon Express Co., Ltd.	1,363,000	4,878,670
	Nippon Kayaku Co., Ltd.	128,000	578,703
	Nippon Meat Packers, Inc.	220,536	2,778,632
	Nippon Mining Holdings, Inc.	1,731,500	6,297,419
	Nippon Mitsubishi Oil Corp.	2,732,050	11,871,629
	Nippon Paper Group, Inc.	156,300	4,641,929

7

	Nippon Sheet Glass Co., Ltd.	1,108,739	2,712,799
#	Nippon Shokubai Co., Ltd.	231,000	1,537,298
	Nippon Television Network Corp.	9,400	964,694
	Nipponkoa Insurance Co., Ltd.	848,000	6,935,413
#	Nipro Corp.	42,000	629,142
	Nishi-Nippon Bank, Ltd.	1,193,569	2,929,343
	Nissan Motor Co., Ltd.	3,567,800	10,748,273
	Nissay Dowa General Insurance Co., Ltd.	383,000	2,031,613
	Nisshin Seifun Group, Inc.	64,000	695,583
#	Nisshin Steel Co., Ltd.	1,226,000	2,048,280
#	Nisshinbo Industries, Inc.	305,000	2,226,954
	NOK Corp.	112,600	791,120
	NSK, Ltd.	343,000	1,100,968
#	Obayashi Corp.	1,282,000	6,026,659
	Oji Paper Co., Ltd.	1,756,000	8,335,004
	Onward Holdings Co., Ltd.	278,000	1,886,103
	Panasonic Corp.	763,135	9,258,853
	Panasonic Electric Works Co., Ltd.	616,000	4,839,675
#	Q.P. Corp.	135,900	1,760,093
#	Rengo Co., Ltd.	254,000	1,743,561
	Ricoh Co., Ltd.	905,000	11,044,332
	Rohm Co., Ltd.	178,000	8,840,452
	Sanwa Holdings Corp.	238,000	813,554
	Sapporo Hokuyo Holdings, Inc.	428,000	1,523,949
*	SBI Holdings, Inc.	4,057	490,020
#	Sega Sammy Holdings, Inc.	373,300	4,723,205
	Seiko Epson Corp.	249,600	3,168,513
#	Seino Holdings Co., Ltd.	295,000	1,429,310
	Sekisui Chemical Co., Ltd.	689,000	3,834,680
	Sekisui House, Ltd.	1,131,000	9,499,464
	Shiga Bank, Ltd.	326,185	1,942,735
#	Shimachu Co., Ltd.	70,700	1,506,569
	Shimizu Corp.	1,099,000	4,957,961
	Shinko Securities Co., Ltd.	889,088	1,773,096
#	Shinsei Bank, Ltd.	394,000	503,293
	Shizuoka Bank, Ltd.	943,000	9,832,112
	Showa Denko K.K.	500,000	664,411
	Showa Shell Sekiyu K.K.	36,200	338,920
#	Sohgo Security Services Co., Ltd.	101,300	960,626
	Sojitz Corp.	1,875,200	2,873,176
	Sompo Japan Insurance, Inc.	1,881,000	11,729,130
	Sony Corp.	652,500	12,716,662
	Sony Corp. Sponsored ADR	862,281	16,573,041
#	Sumco Corp.	164,500	2,128,313
#	Sumitomo Bakelite Co., Ltd.	347,000	1,374,887
	Sumitomo Chemical Co., Ltd.	910,000	2,883,516
#	Sumitomo Corp.	1,698,800	15,373,253
	Sumitomo Electric Industries, Ltd.	1,567,000	11,795,073
	Sumitomo Forestry Co., Ltd.	158,000	1,133,564
	Sumitomo Rubber Industries, Ltd.	256,500	1,611,177
	Sumitomo Trust & Banking Co., Ltd.	2,774,000	13,602,155
	Suzuken Co., Ltd.	25,000	644,565

8

#	Taiheiyo Cement Corp.	1,638,800	2,245,512
	Taisei Corp.	1,831,703	4,044,567
	Taisho Pharmaceutical Co., Ltd.	166,000	3,388,458
#	Takashimaya Co., Ltd.	299,000	2,011,924
	TDK Corp.	234,800	8,816,167
	Teijin, Ltd.	1,866,862	4,485,411
	The 77 Bank, Ltd.	737,372	3,701,042
#	The Awa Bank, Ltd.	246,600	1,603,655
#	The Bank of Iwate, Ltd.	19,600	1,231,701
	The Bank of Kyoto, Ltd.	353,400	3,719,145
	The Bank of Nagoya, Ltd.	213,000	1,252,329
	The Chiba Bank, Ltd.	823,000	4,617,013
	The Chugoku Bank, Ltd.	240,800	3,385,338
	The Daishi Bank, Ltd.	573,932	2,444,422
	The Fuji Fire & Marine Insurance Co., Ltd.	297,000	334,498
	The Gunma Bank, Ltd.	585,397	3,390,178
	The Hachijuni Bank, Ltd.	993,231	5,561,292
	The Higo Bank, Ltd.	376,000	2,191,222
	The Hiroshima Bank, Ltd.	719,000	3,055,937
	The Hokkoku Bank, Ltd.	435,409	1,569,476
	The Hyakugo Bank, Ltd.	475,028	2,556,354
	The Hyakujishi Bank, Ltd.	329,000	1,714,169
	The Iyo Bank, Ltd.	340,000	4,002,971
#	The Joyo Bank, Ltd.	1,509,000	8,183,693
	The Kagoshima Bank, Ltd.	358,143	2,753,166
	The Keiyo Bank, Ltd.	317,000	1,552,090
#	The Nanto Bank, Ltd.	317,000	1,711,744
	The Ogaki Kyoritsu Bank, Ltd.	334,000	1,630,674
	The San-in Godo Bank, Ltd.	309,900	2,378,339
#	Toda Corp.	385,000	1,323,834
	Tokio Marine Holdings, Inc.	1,457,311	38,599,721
	Tokuyama Corp.	382,000	2,276,016
	Tokyo Steel Manufacturing Co., Ltd.	191,400	1,876,077
#	Toppan Forms Co., Ltd.	48,500	531,479
#	Toppan Printing Co., Ltd.	1,176,000	7,918,839
	Toshiba TEC Corp.	181,000	538,808
	Tosoh Corp.	884,000	1,852,898
	Toyo Seikan Kaisha, Ltd.	342,249	5,073,050
#	Toyobo Co., Ltd.	743,000	1,063,177
	Toyoda Gosei Co., Ltd.	34,400	389,539
	Toyota Auto Body Co., Ltd.	105,100	1,401,525
	Toyota Tsusho Corp.	97,300	872,703
	TV Asahi Corp.	755	950,392
	UNY Co., Ltd.	323,750	2,691,000
#	Wacoal Corp.	135,000	1,759,079
#	Yamaguchi Financial Group, Inc.	362,148	4,023,007
	Yamaha Corp.	285,400	2,496,333
	Yamaha Motor Co., Ltd.	269,600	2,528,895
	Yamanashi Chuo Bank, Ltd.	241,000	1,403,284
	Yokogawa Electric Corp.	274,000	1,245,849
	Yokohama Rubber Co., Ltd.	410,000	1,440,427

TOTAL — JAPAN			738,400,530

9

	MALAYSIA — (0.0%)
	COMMON STOCKS — (0.0%)
*	Rekapacific Berhad	691,000	—

	NETHERLANDS — (3.8%)
	COMMON STOCKS — (3.8%)
	Aegon NV	3,202,429	16,747,913
#	ArcelorMittal	1,877,993	42,025,275
#	Heineken Holding NV	74,614	1,993,838
	ING Groep NV	3,093,625	25,531,751
	ING Groep NV Sponsored ADR	538,200	4,483,206
	Koninklijke Ahold NV	1,318,845	15,813,661
	Koninklijke DSM NV	443,200	10,620,208
	Koninklijke Philips Electronics NV	3,192,970	58,035,649
	Koninklijke Philips Electronics NV ADR	133,700	2,432,003
*	Reinet Investments SCA	92,359	863,268

	TOTAL — NETHERLANDS		178,546,772

	NEW ZEALAND — (0.1%)
	COMMON STOCKS — (0.1%)
	Contact Energy, Ltd.	1,263,902	4,375,127
	Fletcher Building, Ltd.	685,164	1,940,189

	TOTAL — NEW ZEALAND		6,315,316

	NORWAY — (0.8%)
	COMMON STOCKS — (0.8%)
	Bonheur ASA	300	5,479
	DnB NOR ASA Series A	2,507,294	8,502,913
# *	Marine Harvest	5,652,000	1,219,517
	Norsk Hydro ASA	1,764,614	6,289,039
	Norsk Hydro ASA Sponsored ADR	59,900	210,848
	Orkla ASA	2,700,350	17,949,638
	Storebrand ASA	713,900	1,815,912
	Wilh. Wilhelmsen ASA	11,850	135,529

	TOTAL — NORWAY		36,128,875

	PORTUGAL — (0.1%)
	COMMON STOCKS — (0.1%)
#	Banco BPI SA	275,646	522,350
# *	Banco Comercial Portugues SA	2,165,518	2,205,862
#	Banco Espirito Santo SA	320,446	2,121,032
#	Cimpor Cimentos de Portugal SA	129,009	597,946

	TOTAL — PORTUGAL		5,447,190

10

SINGAPORE — (1.3%)
COMMON STOCKS — (1.3%)
#	DBS Group Holdings, Ltd.	4,164,750	23,977,776
	Fraser & Neave, Ltd.	2,351,450	4,409,787
	Jardine Cycle & Carriage, Ltd.	179,324	1,262,560
#	Neptune Orient Lines, Ltd.	942,000	686,861
	Overseas Chinese Banking Corp., Ltd.	3,086,000	10,358,693
#	Singapore Airlines, Ltd.	1,301,600	9,512,589
	Singapore Land, Ltd.	603,000	1,311,291
	United Industrial Corp., Ltd.	1,391,000	1,129,317
	United Overseas Bank, Ltd.	528,000	4,097,376
	UOL Group, Ltd.	1,376,600	1,755,627
	Venture Corp., Ltd.	85,000	226,520
#	Wheelock Properties, Ltd.	526,000	342,848

TOTAL — SINGAPORE			59,071,245

SPAIN — (4.3%)
COMMON STOCKS — (4.3%)
	Acciona SA	68,193	7,681,279
#	Acerinox SA	464,577	6,052,285
#	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	379,800	3,528,342
#	Banco de Sabadell SA	2,431,718	12,177,267
#	Banco Espanol de Credito SA	264,996	2,415,161
#	Banco Pastor SA	320,162	1,898,282
#	Banco Popular Espanol SA	1,821,410	12,481,100
#	Banco Santander Central Hispano SA	7,025,356	56,849,784
#	Banco Santander SA Sponsored ADR	4,318,476	33,856,852
#	Bankinter SA	210,353	1,816,734
	Fomento de Construcciones y Contratas SA	79,185	2,063,883
	Gas Natural SDG SA	212,029	5,091,741
	Grupo Catalana Occidente SA	93,439	1,425,224
#	Grupo Ferrovial SA	211,889	5,619,224
	Iberia Lineas Aereas de Espana SA	617,500	1,422,778
#	Mapfre SA	732,775	2,065,124
	Repsol YPF SA	1,204,043	21,503,792
	Repsol YPF SA Sponsored ADR	1,302,917	23,152,835
#	Sacyr Vallehermoso SA	73,486	626,710

TOTAL — SPAIN			201,728,397

SWEDEN — (2.1%)
COMMON STOCKS — (2.1%)
#	Electrolux AB Series B	460,347	3,314,318
	Holmen AB Series A	6,300	133,980
#	Holmen AB Series B	146,100	2,986,601
	Nordea Bank AB	4,247,718	22,459,627
#	Skandinaviska Enskilda Banken AB Series A	754,466	3,209,588
#	Skandinaviska Enskilda Banken AB Series C	9,800	40,704
	Skanska AB Series B	449,400	3,826,945
	SSAB Svenskt Stal AB Series A	427,300	3,000,087
#	SSAB Svenskt Stal AB Series B	131,700	865,224

11

	Svenska Cellulosa AB	57,000	445,159
	Svenska Cellulosa AB Series B	1,331,900	10,391,791
	Svenska Handelsbanken AB Series A	740,000	8,067,180
#	Swedbank AB Series A	349,300	1,224,349
	Tele2 AB Series B	476,500	3,840,429
	Telefonaktiebolaget LM Erricson Sponsored ADR	1,431,356	11,436,535
	TeliaSonera AB	3,790,500	16,622,067
	Volvo AB Series A	898,101	3,657,178
#	Volvo AB Series B	1,028,966	4,102,113

TOTAL — SWEDEN			99,623,875

SWITZERLAND — (5.8%)
COMMON STOCKS — (5.8%)
	Adecco SA	413,827	13,892,599
	Baloise-Holding AG	200,163	12,417,940
	Banque Cantonale Vaudoise	7,063	1,980,886
*	Compagnie Financiere Richemont SA Series A	1,139,103	16,695,190
	Credit Suisse Group AG	1,755,349	44,799,188
	Credit Suisse Group AG Sponsored ADR	651,192	16,598,884
#	Givaudan SA	13,556	9,181,980
	Holcim, Ltd.	439,566	17,722,502
	Julius Baer Holdings, Ltd. AG	38,097	1,129,783
#	PSP Swiss Property AG	95,780	4,053,607
	St. Galler Kantonalbank	8,925	2,926,910
	Sulzer AG	15,000	745,670
#	Swatch Group AG	28,715	3,197,817
	Swiss Life Holding AG	123,557	6,701,608
	Swiss Re	738,155	19,583,973
	Syngenta AG	92,793	17,945,236
*	UBS AG	2,009,944	25,205,314
	Zurich Financial SVCS AG	316,130	57,001,959

TOTAL — SWITZERLAND			271,781,046

UNITED KINGDOM — (16.9%)
COMMON STOCKS — (16.9%)
	Anglo American P.L.C.	1,329,421	23,914,235
	Arriva P.L.C.	105,930	699,826
	Associated British Foods P.L.C.	1,870,707	17,902,534
	Aviva P.L.C.	6,571,996	29,689,870
	Banco Santander SA	149,432	1,188,525
#	Barclays P.L.C. Sponsored ADR	2,451,654	13,998,944
	British Airways P.L.C.	2,965,957	5,117,330
	Cable and Wireless P.L.C.	3,245,829	7,352,201
	Cadbury P.L.C. Sponsored ADR	56,000	1,808,800
	Carnival P.L.C.	658,867	12,002,517
#	Carnival P.L.C. ADR	218,000	3,934,900
*	easyJet P.L.C.	687,918	2,963,718
	Friends Provident P.L.C.	5,399,716	6,442,165
#	HSBC Holdings P.L.C. Sponsored ADR	2,283,525	88,692,111
	International Power P.L.C.	3,905,403	15,317,306

12

	Investec P.L.C.	1,003,281	3,614,769
	ITV P.L.C.	11,111,390	4,403,613
	Kingfisher P.L.C.	12,172,495	24,361,668
	Ladbrokes P.L.C.	1,091,195	2,847,475
	Legal and General Group P.L.C.	15,758,133	14,019,521
	Lloyds Banking Group P.L.C.	119,495	155,666
	Meggitt P.L.C.	2,354,842	4,697,122
	Mondi P.L.C.	1,101,221	2,903,216
	Old Mutual P.L.C.	7,283,170	5,486,921
	Pearson P.L.C.	820,157	7,830,358
	Pearson P.L.C. Sponsored ADR	1,817,509	17,284,511
	Rexam P.L.C.	3,248,785	14,589,473
*	Rolls-Royce Group P.L.C.	2,134,501	10,189,340
	Royal Bank of Scotland Group P.L.C.	15,142,602	4,767,292
#	Royal Dutch Shell P.L.C. ADR	1,402,341	67,073,970
	RSA Insurance Group P.L.C.	12,939,111	24,552,795
	SABmiller P.L.C.	1,174,082	19,178,320
	Sainsbury (J.) P.L.C.	4,805,106	23,063,099
	Schroders P.L.C.	123,678	1,360,624
	Schroders P.L.C. Non-Voting	63,155	584,369
	Standard Chartered P.L.C.	927,972	11,725,524
	Thomas Cook Group P.L.C.	1,861,207	5,129,544
#	Thomson Reuters P.L.C.	1,137,914	22,878,017
	Tomkins P.L.C. Sponsored ADR	330,800	2,229,592
	Vodafone Group P.L.C.	48,881,367	90,788,078
	Vodafone Group P.L.C. Sponsored ADR	6,370,018	118,418,635
	Whitbread P.L.C.	898,551	10,612,989
	William Morrison Supermarkets P.L.C.	6,906,878	26,979,090
*	WPP P.L.C.	1,259,793	7,086,937
*	WPP P.L.C. Sponsored ADR	24,445	683,727
	Xstrata P.L.C.	648,354	5,297,069

TOTAL — UNITED KINGDOM			785,818,306

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $2,765,000 FHLMC 6.50%, 08/01/37, valued at $2,373,997) to be repurchased at $2,338,037	$2,338	2,338,000

		Shares
SECURITIES LENDING COLLATERAL — (13.0%)
§ @	DFA Short Term Investment Fund LP	603,432,861	603,432,861

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $4,568,244) to be repurchased at $4,478,778	$4,479	4,478,670
TOTAL SECURITIES LENDING COLLATERAL			607,911,531

TOTAL INVESTMENTS - (100.0%)
(Cost $7,478,491,215)##			$4,660,670,689

13

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
	Alto Palermo SA Series A	3,418	$4,661
	Banco Macro SA	1,831,697	1,931,284
	BBVA Banco Frances SA	6,152	5,743
*	Capex SA Series A	108,079	72,627
*	Celulosa Argentina SA Series B	1	—
*	Endesa Costanera SA Series B	76,100	34,235
*	Gas Natural Ban SA	345,000	107,672
*	IRSA Inversiones y Representaciones SA	1	—
*	Juan Minetti SA	353,151	107,237
	Ledesma S.A.A.I.	242,632	211,481
*	MetroGas SA Series B	50,000	7,310
	Siderar S.A.I.C. Series A	649,191	2,190,358
	Solvay Indupa S.A.I.C.	375,000	207,711

TOTAL — ARGENTINA			4,880,319

BRAZIL — (13.3%)
COMMON STOCKS — (6.4%)
	Brasil Telecom Participacoes SA	59,520	1,532,897
	Companhia de Bebidas das Americas	70,024	2,429,712
	Companhia Siderurgica Nacional SA	367,276	5,569,297
	CPFL Energia SA	1,935	25,063
#	Empresa Brasileira de Aeronautica SA ADR	140,400	2,115,828
#	Perdigao SA ADR	323,019	8,763,505
#	Petroleo Brasilerio SA ADR (71654V101)	1,934,642	41,904,346
	Petroleo Brasilerio SA ADR (71654V408)	1,223,746	32,062,145
	Souza Cruz SA	95,874	1,934,010
	Tele Norte Leste Participacoes SA	59,254	911,541
	Tractebel Energia SA	140,100	1,083,360
	Vivo Participacoes SA	16,035	221,172
	Vivo Participacoes SA ADR	2,500	35,450
	Weg SA	278,866	1,400,340
TOTAL COMMON STOCKS			99,988,666

PREFERRED STOCKS — (6.9%)
	Aracruz Celulose SA Series B	102,635	88,036
	Banci Itau Holding Financeira SA	1,130,125	11,447,387
	Banco Bradesco SA	1,309,241	11,738,023
	Brasil Telecom Participacoes SA	222,326	1,466,202
	Brasil Telecom Participacoes SA ADR	10,165	328,838
	Brasil Telecom SA	234,762	1,202,143

1

#	Braskem SA Preferred A Sponsored ADR	414,277	2,046,528
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	91,600	2,349,540
	Companhia de Bebidas das Americas	83	3,399
	Companhia de Bebidas das Americas Preferred ADR	162,700	6,636,533
	Companhia Energetica de Minas Gerais	327,798	4,443,641
	Companhia Energetica de Minas Gerais SA Sponsored ADR	22,240	302,242
	Companhia Vale do Rio Doce Series A	1,412,691	17,055,808
	Companhia Vale do Rio Doce Series B	81,160	—
	Companhia Vale do Rio Doce Sponsored ADR	324,500	3,939,430
*	Empresa Nasional de Comercio Redito e Participacoes SA	480	3,381
	Gerdau SA	756,268	4,899,443
	Metalurgica Gerdau SA	204,150	1,755,514
	Net Servicos de Comunicacao SA Preferred ADR	632,763	4,030,700
#	Sadia SA ADR	1,029,504	4,334,212
	Tele Norte Leste Participacoes SA	180,034	2,227,145
	Tele Norte Leste Participacoes SA ADR	137,000	1,685,100
	Telecomunicacoes de Sao Paulo SA	247,800	4,731,698
	Telemar Norte Leste SA	37,912	741,082
#	Ultrapar Participacoes SA Sponsored ADR	121,554	2,807,897
	Unibanco-Uniao de Bancos Brasileiros SA	40,000	113,793
	Unibanco-Uniao de Bancos Brasileiros SA ADR	46,000	2,588,880
	Unibanco-Uniao de Bancos Brasileiros Units SA	806,260	4,556,064
	Usinas Siderurgicas de Minas Gerais SA Series A	193,962	2,412,820
	Vivo Participacoes SA	132,854	1,889,734
* #	Votorantim Celulose e Papel SA Sponsored ADR	981,075	5,690,235
TOTAL PREFERRED STOCKS			107,515,448

TOTAL — BRAZIL			207,504,114

CHILE — (3.3%)
COMMON STOCKS — (3.3%)
	Banco de Chile Series F ADR	49,895	1,713,394
	Banco Santander Chile SA ADR	73,998	2,618,049
*	Colbun SA	1,731,270	304,389
	Compania Cervecerias Unidas SA ADR	63,800	1,837,440
	Embotelladora Andina SA Series A ADR	28,300	338,185
	Embotelladora Andina SA Series B ADR	46,400	663,520
#	Empresa Nacional de Electricidad SA Sponsored ADR	262,585	9,815,427
	Empresas Copec SA	20,500	165,691
	Enersis SA Sponsored ADR	1,398,003	20,061,343
#	Lan Airlines SA Sponsored ADR	299,002	2,484,707
	Masisa SA	706,560	66,247
#	Sociedad Quimica y Minera de Chile SA Sponsored ADR	349,195	9,463,185
#	Vina de Concha y Toro SA Sponsored ADR	58,550	1,958,498

TOTAL — CHILE			51,490,075

CHINA — (7.5%)
COMMON STOCKS — (7.5%)
*	Anhui Conch Cement Co., Ltd.	48,000	230,053
#	Bank of China, Ltd.	60,844,000	15,946,139
#	Bank of Communications Co., Ltd.	1,294,000	843,051

2

#	Beijing Capital International Airport Co., Ltd.	9,340,000	4,119,057
	Beijing Enterprises Holdings, Ltd.	50,000	196,293
#	Belle International Holdings, Ltd.	2,091,000	833,656
#	Byd Co., Ltd.	424,900	791,908
*	China Citic Bank	740,000	274,546
#	China Construction Bank Corp.	4,300,000	2,097,214
*	China High Speed Transmission Equipment Group Co., Ltd.	561,000	657,281
#	China Life Insurance Co., Ltd. ADR	79,000	3,126,820
#	China Merchants Bank Co., Ltd.	890,000	1,437,179
	China Mobile, Ltd. Sponsored ADR	286,997	12,906,255
#	China Overseas Land & Investment, Ltd.	1,664,000	2,176,165
#	China Petroleum and Chemical Corp. (Sinopec) ADR	43,800	2,367,828
	China Power International Development, Ltd.	1,633,000	305,738
	China Resources Enterprise, Ltd.	5,707,000	8,210,359
#	China Resources Land, Ltd.	802,000	926,313
	China Resources Power Holdings Co., Ltd.	988,000	1,812,411
	China Shenhua Energy Co., Ltd.	843,500	1,798,393
#	China Telecom Corp., Ltd. ADR	9,900	357,687
	China Travel International Investment Hong Kong, Ltd.	3,830,000	582,061
#	China Unicom Hong Kong, Ltd. ADR	68,400	628,596
#	Citic Pacific, Ltd.	10,056,000	11,821,633
*	CITIC Resources Holdings, Ltd.	3,666,000	384,618
	CNOOC, Ltd.	45,000	38,729
	CNOOC, Ltd. ADR	26,800	2,305,872
* #	Country Garden Holdings Co.	2,395,000	492,809
#	Dalian Port (PDA) Co., Ltd.	1,070,000	279,864
#	FU JI Food & Catering Services	289,000	131,704
	Global Bio-Chem Technology Group Co., Ltd.	2,008,000	289,387
	Harbin Power Equipment Co., Ltd.	908,000	634,929
	HKC (Holdings), Ltd.	4,797,213	267,860
#	Hopson Development Holdings, Ltd.	818,000	473,521
#	Huadian Power International Corp.	694,000	147,796
#	Industrial and Commercial Bank of China (Asia), Ltd.	36,590,000	15,470,082
	Jiangsu Express Co., Ltd.	820,000	582,403
#	Li Ning Co., Ltd.	467,500	649,331
	PetroChina Co., Ltd. ADR	94,700	6,986,019
#	Ping An Insurance (Group) Co. of China, Ltd.	266,500	1,154,340
*	Semiconductor Manufacturing International Corp. ADR	275,643	474,106
#	Shenzhen Expressway Co., Ltd.	744,000	277,260
	Shenzhen International Holdings, Ltd.	9,752,500	408,976
#	Sinotrans, Ltd.	1,852,000	296,464
* #	Tencent Holdings, Ltd.	752,000	4,594,906
#	Tingyi (Cayman Islands) Holding Corp.	1,150,000	1,328,164
#	TPV Technology, Ltd.	1,848,000	413,752
	Travelsky Technology, Ltd.	740,000	288,687
	Zijin Mining Group Co., Ltd.	360,000	189,271
#	ZTE Corp.	1,577,360	4,489,351

TOTAL — CHINA			117,496,837

3

CZECH REPUBLIC — (1.5%)
COMMON STOCKS — (1.5%)
	CEZ A.S.	323,973	11,044,269
	Komercni Banka A.S.	15,737	1,737,640
	Telefonica 02 Czech Republic A.S.	437,979	8,161,742
#	Zentiva NV	38,106	1,943,707

TOTAL — CZECH REPUBLIC			22,887,358

HUNGARY — (1.6%)
COMMON STOCKS — (1.6%)
	Egis Gyogyszergyar NYRT	54,260	2,710,295
#	ELMU NYRT	185	19,820
	Magyar Telekom Telecommunications P.L.C.	714,375	1,752,917
#	MOL Hungarian Oil & Gas NYRT	108,224	4,195,353
* #	OTP Bank NYRT	719,020	7,124,310
	Richter Gedeon NYRT	79,508	9,041,514
	Tiszai Vegyi Kombinat NYRT	63,988	672,937

TOTAL — HUNGARY			25,517,146

INDIA — (9.9%)
COMMON STOCKS — (9.9%)
*	ACC, Ltd.	43,053	439,388
	Adani Enterprises, Ltd.	51,000	289,832
	Aditya Birla Nuvo, Ltd.	5,819	55,138
	Ambuja Cements, Ltd.	1,162,146	1,653,112
	Apollo Hospitals Enterprise, Ltd.	21,437	174,792
	Asea Brown Boveri India, Ltd.	97,291	940,482
	Asian Paints, Ltd.	75,936	1,213,369
	Aventis Pharma, Ltd.	3,628	64,461
	Axis Bank, Ltd.	349,044	3,036,171
	Bajaj Auto, Ltd.	98,754	941,267
	Bajaj Finserv, Ltd.	59,835	207,768
	Bajaj Holdings and Investment, Ltd.	62,764	289,567
	Bharat Electronics, Ltd.	7,300	122,417
*	Bharti Airtel, Ltd.	191,000	2,450,982
	Cadila Healthcare, Ltd.	43,070	216,335
*	Carnation Nutral Analogue Foods, Ltd.	11,485	17,331
	Cipla, Ltd.	752,827	2,933,445
	Colgate-Palmolive (India), Ltd.	84,376	722,968
	Crompton Greaves, Ltd.	184,828	483,594
	Cummins India, Ltd.	107,892	366,443
	Dabur India, Ltd.	308,253	549,379
	Divi’s Laboratories, Ltd.	31,510	560,008
	Dr. Reddy’s Laboratories, Ltd.	174,080	1,584,911
	Dr. Reddy’s Laboratories, Ltd. ADR	89,614	811,007
	EIH, Ltd.	165,150	327,112
	Exide Industries, Ltd.	202,666	166,692
	GAIL India, Ltd.	57,000	225,211
	GAIL India, Ltd. Sponsored GDR	30,900	740,766
	GlaxoSmithKline Pharmaceuticals, Ltd.	59,367	1,405,804
*	Glenmark Pharmaceuticals, Ltd.	140,860	390,628
	Godrej Consumer Products, Ltd.	109,632	293,553

4

*	Grasim Industries, Ltd.	6,300	151,733
	Great Eastern Shipping Co., Ltd.	110,304	380,406
	HCL Technologies, Ltd.	311,688	728,304
	HDFC Bank, Ltd.	386,733	7,178,345
	HDFC Bank, Ltd. ADR	47,240	2,723,858
	Hero Honda Motors, Ltd. Series B	219,870	3,921,405
	Hindustan Unilever, Ltd.	1,921,894	10,158,444
	ICICI Bank, Ltd. Sponsored ADR	55,300	911,344
	Indian Hotels Co., Ltd.	556,861	451,681
	Infosys Technologies, Ltd.	657,429	17,253,056
*	Infosys Technologies, Ltd. Sponsored ADR	250,600	6,655,936
	Infrastructure Development Finance Co., Ltd.	1,931	2,242
	ITC, Ltd.	2,007,345	7,314,377
	Jammu & Kashmir Bank, Ltd.	9,547	56,443
	Jindal Steel & Power, Ltd.	104,510	2,183,311
	JSW Steel, Ltd.	106,526	451,577
	Jubilant Organosys, Ltd.	90,060	218,494
	Larsen & Toubro, Ltd.	433,176	6,024,736
	Lupin, Ltd.	53,780	620,639
	Mahanagar Telephone Nigam, Ltd.	130,940	191,798
	Mahindra & Mahindra, Ltd.	254,183	1,538,466
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	629,945
	Maruti Suzuki India, Ltd.	129,741	1,493,507
*	Matrix Laboratories, Ltd.	63,511	110,368
	Motor Industries Co., Ltd.	22,318	1,395,215
	Nirma, Ltd.	66,235	131,077
*	Oracle Financial Services	14,000	171,936
	Pantaloon Retail India, Ltd.	9,760	31,899
*	Pantaloon Retail India, Ltd.- Class B	976	—
	Petronet LNG, Ltd.	97,953	73,013
	Piramal Healthcare, Ltd.	76,008	326,523
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	165,988
*	Punj Lloyd, Ltd.	99,463	189,251
	Ranbaxy Laboratories, Ltd.	221,915	969,733
	Reliance Capital, Ltd.	101,317	856,372
	Reliance Communications, Ltd.	1,071,955	3,676,334
	Reliance Energy, Ltd.	191,590	2,238,787
	Reliance Industries, Ltd.	1,030,847	27,530,024
*	Reliance Natural Resources, Ltd.	1,099,793	1,140,427
	Satyam Computer Services, Ltd.	772,898	833,700
	Sesa Goa, Ltd.	534,990	913,741
	Shree Cement, Ltd.	2,872	28,938
	Shriram Transport Finance Co., Ltd.	2,300	8,658
	Siemens India, Ltd.	153,743	642,169
	Sterling Biotech, Ltd.	68,760	222,826
	Sterlite Industries (India), Ltd. Series A	431,495	2,389,735
*	Sun Pharma Advanced Research Co., Ltd.	105,040	101,001
	Sun Pharmaceuticals Industries, Ltd.	146,188	3,174,530
*	Sun TV Network, Ltd.	25,000	83,181
	Tata Chemicals, Ltd.	106,220	329,913
	Tata Consultancy Services, Ltd.	378,487	3,914,653
	Tata Power Co., Ltd.	144,515	2,218,490

5

Tata Tea, Ltd.	8,903	109,293
Tech Mahindra, Ltd.	6,379	30,558
Thermax, Ltd.	46,429	150,023
Titan Industries, Ltd.	7,547	140,307
United Phosphorus, Ltd.	69,388	130,930
United Spirits, Ltd.	21,912	262,282
Videsh Sanchar Nigam, Ltd.	105,825	963,799
Wipro, Ltd.	440,456	2,054,570
Zee Entertainment Enterprises, Ltd.	402,083	893,276
Zee News, Ltd.	239,188	151,877
TOTAL COMMON STOCKS		153,669,377

PREFERRED STOCKS — (0.0%)
Tata Steel, Ltd.	533,337	293,615

TOTAL — INDIA		153,962,992

INDONESIA — (2.4%)
COMMON STOCKS — (2.4%)
PT Aneka Tambang Tbk	2,782,000	264,289
PT Astra International Tbk	12,368,561	13,905,310
* PT Bakrie & Brothers Tbk	21,200,000	93,146
PT Bank Central Asia Tbk	9,860,000	2,340,126
PT Bank Danamon Indonesia Tbk	1,762,000	345,136
* PT Bank Pan Indonesia Tbk	12,348,500	564,148
PT Berlian Laju Tanker Tbk	3,803,000	156,533
PT Bumi Resources Tbk	16,615,000	722,452
* PT Holcim Indonesia Tbk	11,400,500	571,416
PT Indocement Tunggal Prakarsa Tbk	875,000	341,520
PT Indosat Tbk	5,352,500	2,623,152
PT Kalbe Farma Tbk	7,288,500	293,223
* PT Lippo Karawaci Tbk	28,822,750	2,098,261
* PT Medco Energi International Tbk	2,543,500	373,694
* PT Panasia Indosyntec Tbk	75,100	2,640
PT Semen Gresik Tbk	3,194,500	958,109
PT Sinar Mas Agro Resources & Technology Tbk	1,152,500	176,291
PT Telekomunikasi Indonesia Tbk	15,037,640	8,251,598
PT Unilever Indonesia Tbk	3,681,500	2,536,136

TOTAL — INDONESIA		36,617,180

ISRAEL — (4.6%)
COMMON STOCKS — (4.6%)
Africa-Israel Investments, Ltd.	21,821	160,237
* Bank Hapoalim B.M.	4,093,594	7,372,316
Bank Leumi Le-Israel	3,681,834	6,705,855
Bezeq Israeli Telecommunication Corp., Ltd.	2,194,669	3,244,795
Clal Industries, Ltd.	23,420	48,936
Clal Insurance Enterprise Holdings, Ltd.	1,996	11,672
Delek Group, Ltd.	4,584	300,755
Discount Investment Corp.	43,272	377,302

6

	Elbit Systems, Ltd.	51,399	2,276,420
*	First International Bank of Israel, Ltd. (6123804)	133,659	168,992
*	First International Bank of Israel, Ltd. (6123815)	36,426	223,238
	IDB Development Corp., Ltd. Series A	10,449	96,174
	IDB Holding Corp., Ltd.	36,578	475,908
	Israel Chemicals, Ltd.	837,943	5,698,812
	Israel Discount Bank Series A	232,575	177,579
*	Koor Industries, Ltd.	1	5
	Makhteshim-Agan Industries, Ltd.	545,196	1,703,719
	Migdal Insurance Holdings, Ltd.	495,258	403,759
	Osem Investment, Ltd.	67,801	690,510
	Partner Communications Co., Ltd.	124,006	1,905,923
	Strauss Group, Ltd.	55,697	461,101
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	869,167	36,026,972
	United Mizrahi Bank, Ltd.	490,955	2,266,498

TOTAL — ISRAEL			70,797,478

MALAYSIA — (4.5%)
COMMON STOCKS — (4.5%)
	Affin Holdings Berhad	312,600	115,633
	AMMB Holdings Berhad	874,959	549,694
	Asiatic Development Berhad	276,600	296,923
	Batu Kawan Berhad	15,000	35,567
	Berjaya Sports Toto Berhad	749,900	971,609
	Boustead Holdings Berhad	113,900	99,130
	British American Tobacco Berhad	239,100	2,925,319
	Bumiputra-Commerce Asset Holdings Berhad	3,095,227	5,434,889
	Digi.Com Berhad	495,162	2,804,842
	EON Capital Berhad	175,500	167,099
	Fraser & Neave Holdings Berhad	61,000	151,171
	Gamuda Berhad	398,800	207,641
	Genting Berhad	3,086,500	3,117,094
	Hong Leong Bank Berhad	820,150	1,152,346
	Hong Leong Financial Group Berhad	548,429	683,959
	IJM Corp. Berhad	79,000	73,391
	IOI Corp. Berhad	5,147,195	5,515,262
*	IOI Properties Berhad	302,600	185,681
	KLCC Property Holdings Berhad	778,600	622,897
	Kuala Lumpur Kepong Berhad	814,200	2,230,910
	Lafarge Malayan Cement Berhad	259,580	225,956
	Malayan Banking Berhad	538,175	775,636
	Malaysian Airlines System Berhad	599,367	469,748
	Malaysian Pacific Industries Berhad	152,900	251,707
	MISC Berhad	2,124,832	4,971,348
	MMC Corp. Berhad	1,503,800	548,167
	Nestle (Malaysia) Berhad	217,200	1,653,693
	Oriental Holdings Berhad	241,300	331,326
	Parkson Holdings Berhad	182,650	163,242
	Petronas Dagangan Berhad	445,100	904,750
	Petronas Gas Berhad	886,800	2,402,372
	Plus Expressways Berhad	2,589,600	2,074,078

7

	PPB Group Berhad	889,100	2,318,088
	Public Bank Berhad	1,550,201	3,694,552
	Resorts World Berhad	4,928,500	3,031,731
	RHB Capital Berhad	525,900	532,222
	Sarawak Energy Berhad	430,200	237,026
	Shell Refining Co. Federation of Malaysia Berhad	227,000	544,084
	Sime Darby Berhad	3,457,620	5,232,007
	SP Setia Berhad	971,150	880,885
	Star Publications (Malaysia) Berhad	485,600	418,861
	Telekom Malaysia Berhad	1,816,400	1,588,896
	Tenaga Nasional Berhad	2,121,000	3,442,611
*	TM International Berhad	1,937,500	1,696,605
*	UEM Land Holdings Berhad	700,625	146,631
	UMW Holdings Berhad	729,066	1,116,993
	YTL Corp. Berhad	1,420,966	2,743,121
	YTL Power International Berhad	283,040	147,635

TOTAL — MALAYSIA			69,885,028

MEXICO — (7.2%)
COMMON STOCKS — (7.2%)
	Alfa S.A.B. de C.V. Series A	1,255,737	2,140,486
#	America Movil S.A.B. de C.V. Series L	19,036,559	27,175,588
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,252,271	4,523,666
	Cementos de Mexico S.A.B de C.V. Series B	257,500	200,734
#	Coca-Cola Femsa S.A.B. de C.V. Series L	555,200	2,094,467
#	Consorcio ARA S.A.B. de C.V.	1,231,500	308,576
*	Corporacion GEO S.A.B. de C.V. Series B	508,600	561,087
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	17,055
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	523
	Corporativo Fragua S.A.B. de C.V. Series B	21	139
*	Dine S.A.B. de C.V.	116,965	43,148
	El Puerto de Liverpool S.A.B. de C.V. Series C1	339,100	1,168,309
	Embotelladora Arca S.A.B. de C.V., Mexico	414,103	737,859
*	Empresas ICA S.A.B. de C.V.	50	80
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	94,740	632,863
	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,264,400	6,320,077
*	Gruma S.A.B. de C.V. ADR	85,490	147,043
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	97,300	1,819,510
	Grupo Carso S.A.B. de C.V. Series A-1	1,063,532	2,430,224
#	Grupo Elektra S.A. de C.V.	126,080	2,913,460
	Grupo Financiero Banorte S.A.B. de C.V.	3,034,209	4,006,246
#	Grupo Financiero Inbursa S.A.B. de C.V. Series O	1,883,164	4,194,334
	Grupo Gigante S.A.B. de C.V. Series B	87,382	85,604
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	672,500	2,427,914
	Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	140,263
*	Grupo Kuo S.A.B. de C.V. Series B	68	22
	Grupo Mexico S.A.B. de C.V. Series B	9,415,756	5,197,006
#	Grupo Modelo S.A.B. de C.V. Series C	992,400	2,647,588
*	Grupo Nutrisa S.A. de C.V.	129	128
*	Grupo Qumma S.A. de C.V. Series B	1,591	20

8

	Grupo Televisa S.A.	1,829,700	5,128,453
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	3,161,776	1,494,258
	Industrias Penoles S.A.B. de C.V.	208,750	1,874,308
	Kimberly Clark de Mexico S.A.B. de C.V. Series A	740,600	2,417,583
* #	Organizacion Soriana S.A.B. de C.V. Series B	2,290,300	3,609,056
*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	2,322
*	Savia S.A. de C.V.	120,000	6,682
	Telefonos de Mexico S.A. de C.V. Series A	200,000	176,790
#	Telefonos de Mexico S.A.B. de C.V.	10,416,800	9,222,449
	Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	91,875
#	Telmex Internacional S.A.B. de C.V. (B39SR26)	10,416,800	4,922,990
	Telmex Internacional S.A.B. de C.V. ADR	30,200	287,202
*	Urbi, Desarrollos Urbanos, S.A.B. de C.V.	1,299,950	1,334,577
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	4,692,980	9,796,028

TOTAL — MEXICO			112,298,592

PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
	Aboitiz Equity Ventures, Inc.	3,075,000	366,503
	Ayala Corp. Series A	313,453	1,271,704
	Ayala Land, Inc.	9,214,518	1,206,357
	Banco de Oro Unibank, Inc.	1,292,908	611,677
	Bank of the Philippine Islands	2,320,456	1,663,623
*	Filipina Water Bottling Corp.	2,006,957	—
	Metro Bank & Trust Co.	257,100	122,760
	Philippine Long Distance Telephone Co.	100,210	4,370,534
	Pilipino Telephone Corp.	876,000	124,397
	Robinson’s Land Corp. Series B	2,165,100	210,397
	SM Prime Holdings, Inc.	7,365,168	1,105,212
	Universal Robina Corp.	1,933,200	287,685

TOTAL — PHILIPPINES			11,340,849

POLAND — (1.2%)
COMMON STOCKS — (1.2%)
	Asseco Poland SA	9,607	128,926
	Bank Millennium SA	480,376	287,168
	Bank Pekao SA	163,030	5,062,063
*	Bank Przemyslowo Handlowy BPH SA	2,029	20,217
	Bank Zackodni WBK SA	37,228	933,589
	Browary Zywiec SA	13,634	2,029,369
	Kredyt Bank SA	88,259	154,794
*	Mondi Packaging Paper Swiecie SA	26,883	302,446
*	PBG SA	2,814	163,812
	Polski Koncern Naftowy Orlen SA	267,237	1,706,562
	Polskie Gornictwo Naftowe I Gazownictwo SA	407,772	442,528
	Powszechna Kasa Oszczednosci Bank Polski SA	176,070	1,394,624
	Telekomunikacja Polska SA	1,112,400	6,277,974
	TVN SA	35,681	120,670

TOTAL — POLAND			19,024,742

9

SINGAPORE — (0.0%)
COMMON STOCKS — (0.0%)
* #	Genting International P.L.C.	560,350	159,616

SOUTH AFRICA — (7.8%)
COMMON STOCKS — (7.8%)
	ABSA Group, Ltd.	389,068	3,505,046
*	Adcock Ingram Holdings, Ltd.	253,166	990,234
	African Bank Investments, Ltd.	153,288	391,094
	African Rainbow Minerals, Ltd.	424,340	4,920,347
	Anglo American Platinum Corp., Ltd.	122,915	5,032,628
	AngloGold Ashanti, Ltd. Sponsored ADR	71,091	2,039,601
	ArcelorMittal South Africa, Ltd.	394,568	3,073,673
	Barloworld, Ltd.	92,734	302,884
	Bidvest Group, Ltd.	193,516	1,879,432
	Data Tec, Ltd.	205,495	304,861
	Discovery Holdings, Ltd.	419,855	1,040,610
	Exxaro Resources, Ltd.	90,044	595,117
	FirstRand, Ltd.	273,016	393,871
	Freeworld Coatings, Ltd.	117,583	76,243
	Gold Fields, Ltd. Sponsored ADR	96,900	1,018,419
* #	Harmony Gold Mining Co., Ltd.	416,418	4,903,328
* #	Harmony Gold Mining Co., Ltd. Sponsored ADR	418,320	4,936,176
	Impala Platinum Holdings, Ltd.	449,160	5,140,956
	Kumba Iron Ore, Ltd.	15,092	217,390
	Liberty Holdings, Ltd.	224,453	1,459,628
	Massmart Holdings, Ltd.	133,568	1,051,810
*	Metorex, Ltd.	332,485	70,026
	MTN Group, Ltd.	1,745,306	16,549,856
	Naspers, Ltd. Series N	204,973	3,124,022
	Nedbank Group, Ltd.	56,096	494,756
	Network Healthcare Holdings, Ltd.	356,530	307,801
	Pick’n Pay Stores, Ltd.	309,695	1,044,371
	Pretoria Portland Cement Co., Ltd.	809,122	2,326,931
	PSG Group, Ltd.	189,027	265,667
	Sanlam, Ltd.	836,189	1,316,484
#	Sasol, Ltd. Sponsored ADR	1,363,425	36,198,934
	Shoprite Holdings, Ltd.	640,645	3,394,026
*	Simmer & Jack Mines, Ltd.	866,328	176,395
	Standard Bank Group, Ltd.	634,566	4,361,073
	Steinhoff International Holdings, Ltd.	745,364	868,972
*	Super Group, Ltd.	513,680	77,337
	Telkom South Africa, Ltd.	559,552	6,329,596
	Tiger Brands, Ltd.	81,830	1,122,098

TOTAL — SOUTH AFRICA			121,301,693

10

SOUTH KOREA — (10.6%)
COMMON STOCKS — (10.6%)
*	Amorepacific Corp.	3,527	1,570,839
	Cheil Industrial, Inc.	20,690	495,492
* #	Daelim Industrial Co., Ltd.	9,670	320,707
* #	Daewoo Engineering & Construction Co., Ltd.	218,088	1,450,319
*	Daewoo International Corp.	47,246	820,111
#	Daewoo Securities Co., Ltd.	103,195	1,253,427
* #	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	2,079,185
* #	Doosan Heavy Industries & Construction Co., Ltd.	14,950	761,539
* #	Doosan Infracore Co., Ltd.	82,000	784,766
* #	Glovis Co., Ltd.	6,360	221,171
* #	GS Engineering & Construction Corp.	27,320	1,155,720
*	GS Holdings Corp.	42,945	813,750
	Hana Financial Group, Inc.	112,261	1,837,144
	Hankook Tire Manufacturing Co., Ltd.	84,420	802,126
* #	Hite Brewery Co., Ltd.	6,098	656,221
*	Hyundai Department Store Co., Ltd.	3,054	139,514
* #	Hyundai Development Co.	33,870	885,815
#	Hyundai Heavy Industries Co., Ltd.	49,890	7,031,278
* #	Hyundai Merchant Marine Co., Ltd.	24,600	549,740
*	Hyundai Mobis	53,070	2,471,122
#	Hyundai Motor Co., Ltd.	95,919	3,237,444
#	Hyundai Steel Co.	58,560	1,561,308
*	Kangwon Land, Inc.	150,410	1,371,749
*	KB Financial Group, Inc.	139,085	3,730,172
	KCC Corp.	7,410	1,505,434
* #	Kia Motors Corp.	225,130	1,255,032
*	Korea Electric Power Corp.	295,290	5,967,235
*	Korea Exchange Bank	200,200	953,305
*	Korea Gas Corp.	35,793	1,322,118
	Korea Investment Holdings Co., Ltd.	12,620	252,649
	KT Corp.	195,930	5,611,287
*	KT Freetel, Ltd.	47,030	985,267
	KT&G Corp.	103,590	6,205,802
* #	LG Chemical, Ltd.	36,776	2,107,465
* #	LG Corp.	129,413	3,583,818
#	LG Electronics, Inc.	88,910	4,545,065
#	LG Household & Healthcare Co., Ltd.	5,120	615,952
*	Lotte Confectionary Co., Ltd.	315	276,165
#	Macquarie Korea Infrastructure Fund	74,766	273,853
#	POSCO	46,060	11,761,601
	S1 Corp.	3,130	106,891
	Samsung Card Co., Ltd.	23,720	640,140
	Samsung Corp.	100,930	2,955,481
#	Samsung Electro-Mechanics Co., Ltd.	37,767	924,925
	Samsung Electronics Co., Ltd.	97,139	33,775,220
	Samsung Electronics Co., Ltd. ADR	52,988	9,371,611
	Samsung Fire and Marine Insurance, Ltd.	35,022	4,140,691
#	Samsung Heavy Industries Co., Ltd.	126,000	2,401,490
#	Samsung SDI Co., Ltd.	20,352	979,504
#	Samsung Securities Co., Ltd.	33,780	1,510,781
*	Shinhan Financial Group Co., Ltd.	190,952	3,857,735

11

* #	Shinhan Financial Group Co., Ltd. ADR	18,000	717,660
#	Shinsegae Co., Ltd.	12,596	4,031,130
	SK Co., Ltd.	21,194	1,557,366
	SK Energy Co., Ltd.	51,889	2,955,782
	SK Telecom Co., Ltd.	56,085	8,368,699
#	S-Oil Corp.	47,310	1,991,385
*	Woongjin Coway Co., Ltd.	13,260	243,614
	Woori Investment & Securities Co., Ltd.	67,386	810,555
*	Yuhan Corp.	776	112,305

TOTAL — SOUTH KOREA			164,675,672

TAIWAN — (8.2%)
COMMON STOCKS — (8.2%)
Acer, Inc.	2,774,494	3,445,559
Advanced Semiconductor Engineering, Inc.	2,990,899	968,194
Advantech Co., Ltd.	73,244	90,423
Asia Cement Corp.	2,380,693	1,675,135
Asustek Computer, Inc.	2,962,281	2,682,398
AU Optronics Corp.	1,294,052	914,464
AU Optronics Corp. Sponsored ADR	85,500	605,340
Catcher Co., Ltd.	140,027	240,170
Cathay Financial Holdings Co., Ltd.	2,551,761	2,478,034
Chang Hwa Commercial Bank	1,869,000	589,944
Cheng Shin Rubber Industry Co., Ltd.	980,718	685,233
Cheng Uei Precision Industry Co., Ltd.	228,659	223,503
Chi Mei Optoelectronic Corp.	1,481,000	451,832
Chicony Electronics Co., Ltd.	190,000	171,526
China Development Financial Holding Corp.	3,970,000	684,407
China Steel Corp.	8,387,027	5,660,536
Chinatrust Financial Holdings Co., Ltd.	501,000	165,380
Chungwa Picture Tubes Co., Ltd.	2,528,000	232,541
Clevo Co.	449,000	346,276
Compal Electronics, Inc.	3,689,927	1,869,677
Delta Electronics Industrial Co., Ltd.	1,776,830	2,787,651
E.Sun Financial Holding Co., Ltd.	1,093,000	251,319
Epistar Corp.	224,000	203,835
Eternal Chemical Co., Ltd.	252,000	108,926
Evergreen International Storage & Transport Corp.	357,000	164,134
Evergreen Marine Corp., Ltd.	481,869	193,623
Everlight Electronics Co., Ltd.	146,000	193,813
Far East Textile, Ltd.	4,207,850	2,626,663
Feng Hsin Iron & Steel Co., Ltd.	170,000	182,644
First Financial Holding Co., Ltd.	5,083,487	2,185,190
Formosa Chemicals & Fiber Co., Ltd.	4,610,141	4,941,074
Formosa International Hotels Corp.	32,000	274,043
Formosa Plastics Corp.	4,721,167	6,710,872
Formosa Taffeta Co., Ltd.	605,000	284,413
Foxconn Technology Co., Ltd.	600,694	1,225,782
Fubon Financial Holding Co., Ltd.	5,940,052	3,562,757
Giant Manufacture Co., Ltd.	168,000	356,240
Hon Hai Precision Industry Co., Ltd.	3,991,458	7,028,754

12

	Hotai Motor Co., Ltd.	387,000	562,067
	HTC Corp.	502,095	4,764,287
	Hua Nan Financial Holding Co., Ltd.	5,559,124	2,625,090
	Innolux Display Corp.	1,698,000	1,290,089
	Inventec Corp.	1,575,202	418,751
	Lee Chang Yung Chemical Industry Corp.	291,000	188,415
	Lite-On Technology Corp.	504,000	303,243
	Macronix International Co., Ltd.	1,726,335	449,223
	Media Tek, Inc.	734,059	5,284,762
	Mega Financial Holding Co., Ltd.	4,537,000	1,330,215
	Mitac International Corp.	209,288	67,631
	Nan Ya Plastic Corp.	6,878,218	6,740,284
*	Nan Ya Printed Circuit Board Corp.	197,000	368,754
	Pou Chen Corp.	1,911,754	820,470
	President Chain Store Corp.	776,260	1,827,946
	Shihlin Electric & Engineering Corp.	235,000	192,884
	Shin Kong Financial Holding Co., Ltd.	1,752,619	406,254
	Siliconware Precision Industries Co., Ltd.	2,347,324	1,873,312
	SinoPac Holdings Co., Ltd.	2,671,000	443,742
	Synnex Technology International Corp.	843,364	942,810
	Taishin Financial Holdings Co., Ltd.	1,449,000	225,371
*	Taiwan Business Bank	921,000	176,063
	Taiwan Cement Corp.	2,415,895	1,611,877
	Taiwan Cooperative Bank	2,997,634	1,303,809
	Taiwan Glass Industrial Corp.	1,271,068	621,343
	Taiwan Secom Co., Ltd.	150,000	187,334
	Taiwan Semiconductor Manufacturing Co., Ltd.	22,275,436	27,366,179
*	Tatung Co., Ltd.	1,058,000	174,739
	Ton Yi Industrial Corp.	220,000	62,297
	Transcend Information, Inc.	125,000	225,705
	TSRC Corp.	368,000	263,886
	U-Ming Marine Transport Corp.	648,860	761,167
	Uni-President Enterprises Corp.	3,348,991	2,614,310
	United Microelectronics Corp.	5,956,000	1,271,424
	Walsin Lihwa Corp.	2,278,539	387,499
	Wan Hai Lines Co., Ltd.	543,209	219,872
	Wistron Corp.	1,139,690	795,114
	Yang Ming Marine Transport Corp.	341,131	91,231
	Yuanta Financial Holding Co., Ltd.	1,945,885	731,677

TOTAL — TAIWAN			127,453,431

THAILAND — (1.3%)
COMMON STOCKS — (1.3%)
Advance Info Service PCL (Foreign)	1,654,700	3,549,335
Bangkok Dusit Medical Services PCL (Foreign)	586,600	285,205
Bank of Ayudhya PCL (Foreign) NVDR	2,779,900	703,621
Banpu PCL (Foreign)	123,500	791,191
BEC World PCL (Foreign)	1,178,000	636,757
Bumrungrad Hospital PCL (Foreign)	297,000	186,873
C.P. Seven Eleven PCL (Foreign)	2,614,700	837,542
Central Pattana PCL (Foreign)	888,500	332,886

13

	Charoen Pokphand Foods PCL (Foreign)	4,487,600	423,540
	Delta Electronics (Thailand) PCL (Foreign)	922,510	251,965
	Kasikornbank PCL (Foreign)	1,730,300	2,251,642
	Krung Thai Bank PCL (Foreign)	10,840,270	1,233,927
	Padaeng Industry PCL (Foreign) NVDR	550,900	157,558
	PTT Aromatics & Refining PCL (Foreign)	1,381,437	387,190
	PTT Chemical PCL (Foreign)	2,577,960	2,304,054
	PTT Exploration & Production PCL (Foreign)	300,000	849,421
	Ratchaburi Electricity Generating Holding PCL (Foreign)	927,600	1,054,543
*	Siam City Bank PCL (Foreign)	833,100	165,595
	Siam City Cement PCL (Foreign)	183,613	677,422
	Siam Commercial Bank PCL (Foreign)	1,074,766	1,598,394
	Siam Makro PCL (Foreign)	112,500	225,225
	Thai Union Frozen Products PCL (Foreign)	574,020	320,131
	The Siam Cement PCL (Foreign)	125,700	359,502

TOTAL — THAILAND			19,583,519

TURKEY — (1.7%)
COMMON STOCKS — (1.7%)
	Akbank T.A.S.	1,278,133	3,675,368
	Akcansa Cimento Sanayi ve Ticaret A.S.	123,970	162,496
	Aksigorta A.S.	497,542	807,080
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	414,134	2,769,719
	Arcelik A.S	307,254	326,394
*	Aygaz A.S.	1	—
	BIM BirlesikMagazalar A.S.	15,321	327,660
*	Dogan Sirketler Grubu Holding A.S.	2,198,653	824,209
*	Dogan Yayin Holding A.S.	2	1
	Enka Insaat ve Sanayi A.S.	275,905	894,879
	Eregli Demir ve Celik Fabrikalari Turk A.S.	832,026	1,789,210
	Ford Otomotiv Sanayi A.S.	114,792	293,198
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	408,376	157,197
*	Koc Holding A.S. Series B	1,057,312	1,473,912
	Tofas Turk Otomobil Fabrikasi A.S.	1	1
	Tupras-Turkiye Petrol Rafinerileri A.S.	231,906	2,197,227
*	Turk Ekonomi Bankasi A.S.	1	—
*	Turk Sise ve Cam Fabrikalari A.S.	486,117	284,257
	Turkcell Iletisim Hizmetleri A.S.	257,680	1,365,888
*	Turkiye Garanti Bankasi A.S.	3,050,806	4,124,595
*	Turkiye Halk Bankasi A.S.	150,201	386,447
	Turkiye Is Bankasi A.S.	1,372,915	3,045,662
	Turkiye Vakiflar Bankasi T.A.O.	274,700	198,931
*	Yapi ve Kredi Bankasi A.S.	1,340,636	1,446,512

TOTAL — TURKEY			26,550,843

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $7,075,000 FNMA 5.00%, 08/25/18, valued at $6,935,747) to be repurchased at $6,832,108	$6,832	6,832,000

14

Shares
SECURITIES LENDING COLLATERAL — (12.0%)
§ @	DFA Short Term Investment Fund LP	185,749,947	185,749,947

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $1,256,164) to be repurchased at $1,231,563	$1,232	1,231,533

TOTAL SECURITIES LENDING COLLATERAL		186,981,480

TOTAL INVESTMENTS - (100.0%)
(Cost $1,321,329,897)##		$1,557,240,964

15

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (81.4%)
Consumer Discretionary — (14.0%)
*	4Kids Entertainment, Inc.	842	$1,406
* #	99 Cents Only Stores	138,000	1,156,440
*	A.C. Moore Arts & Crafts, Inc.	25,417	42,955
#	Aldila, Inc.	7,385	28,432
*	Alloy, Inc.	17,945	89,187
	American Greetings Corp. Class A	73,700	319,858
* #	America’s Car-Mart, Inc.	26,596	241,758
	Ameristar Casinos, Inc.	200	1,794
#	Arctic Cat, Inc.	19,944	85,560
#	ArvinMeritor, Inc.	63,730	111,527
#	Asbury Automotive Group, Inc.	50,300	180,074
*	Ascent Media Corp.	48	1,252
*	Audiovox Corp. Class A	23,689	106,837
* #	AutoNation, Inc.	311,900	2,894,432
* #	Avatar Holdings, Inc.	11,677	303,018
*	Bakers Footwear Group, Inc.	3,600	1,440
*	Ballantyne of Omaha, Inc.	7,332	10,631
	Barnes & Noble, Inc.	58,445	959,667
	Bassett Furniture Industries, Inc.	8,939	29,409
	Beasley Broadcast Group, Inc.	10,000	15,000
#	Beazer Homes USA, Inc.	46,461	47,855
	Belo Corp. Class A	142,548	203,844
*	Benihana, Inc. Class A	300	732
#	Blockbuster, Inc. Class A	170,000	217,600
* #	Blockbuster, Inc. Class B	19,076	16,024
*	Bluegreen Corp.	18,975	33,206
	Blyth, Inc.	19,300	65,813
#	Bob Evans Farms, Inc.	54,784	962,007
#	Bon-Ton Stores, Inc.	14,849	20,269
	Books-A-Million, Inc.	21,400	50,076
#	Boyd Gaming Corp.	7,800	37,518
#	Brookfield Homes Corp.	39,865	99,264
#	Brown Shoe Company, Inc.	74,175	347,881
	Brunswick Corp.	112,200	311,916
*	Build-A-Bear-Workshop, Inc.	22,490	94,458
	Bunge, Ltd.	54,400	2,335,936
* #	Cabela’s, Inc.	106,775	599,008
*	Cache, Inc.	9,000	16,830
* #	California Coastal Communities, Inc.	3,709	4,673
#	Callaway Golf Co.	32,054	243,931
	Canterbury Park Holding Corp.	2,755	17,412
	Carmike Cinemas, Inc.	9,700	19,497
#	Carnival Corp.	688,708	12,527,599
*	Carriage Services, Inc.	19,056	42,114

*	Cavalier Homes, Inc.	22,751	30,941
*	Cavco Industries, Inc.	9,895	242,230
#	CBS Corp. Class B	493,166	2,820,910
#	Centex Corp.	114,140	971,331
* #	Charming Shoppes, Inc.	27,744	29,964
* #	Chico’s FAS, Inc.	167,500	663,300
	Christopher & Banks Corp.	23,940	92,887
#	Churchill Downs, Inc.	81	2,795
	Cinemark Holdings, Inc.	83,996	664,408
#	Coachmen Industries, Inc.	5,300	7,685
#	Coast Distribution System, Inc.	400	430
	Cobra Electronics Corp.	1,200	1,464
*	Coldwater Creek, Inc.	1,100	3,102
	Collectors Universe, Inc.	15,716	60,349
#	Columbia Sportswear Co.	15,013	431,173
	Comcast Corp. Class A	3,570,978	52,314,828
	Comcast Corp. Special Class A	1,432,185	19,878,728
*	Concord Camera Corp.	9,362	23,874
* #	Conn’s, Inc.	38,000	462,080
#	Cooper Tire & Rubber Co.	110,300	515,101
* #	Cox Radio, Inc.	61,500	310,575
	Craftmade International, Inc.	3,099	6,430
	CSS Industries, Inc.	18,850	285,954
*	Culp, Inc.	21,913	41,196
* #	Cumulus Media, Inc. Class A	9,417	16,197
*	Cybex International, Inc.	30,133	54,541
* #	Cycle Country Accessories Corp.	2,676	1,124
	D.R. Horton, Inc.	104,300	621,628
*	dELiA*s, Inc.	22,143	44,065
*	Delta Apparel, Inc.	6,832	26,645
* #	Design Within Reach, Inc.	16,861	7,756
*	Destination Maternity Corp.	11,618	98,753
*	Diedrich Coffee, Inc.	9,352	3,273
#	Dillards, Inc. Class A	120,300	523,305
#	DineEquity, Inc.	49,683	439,198
* #	Discovery Communications, Inc. (25470F104)	40,480	586,960
* #	Discovery Communications, Inc. (25470F203)	3,937	56,791
*	Discovery Communications, Inc. (25470F302)	136,680	1,965,458
*	Dixie Group, Inc.	11,800	18,290
* #	Dorman Products, Inc.	12,347	123,347
	Dover Motorsports, Inc.	15,900	24,645
*	Dr Pepper Snapple Group, Inc.	26,300	432,635
*	Drew Industries, Inc.	19,000	163,780
* #	DSW, Inc.	2,000	19,960
*	Duckwall-ALCO Stores, Inc.	700	6,160
#	Eastman Kodak Co.	278,700	1,262,511
	Educational Development Corp.	2,100	8,337
*	Emerson Radio Corp.	15,436	8,027
*	Entravision Communications Corp.	38,400	32,256
* #	Expedia, Inc.	109,511	977,933
*	Famous Dave’s of America, Inc.	200	612
	Finish Line, Inc. Class A	112,109	532,518
	Fisher Communications, Inc.	10,923	166,576
*	Flanigan’s Enterprises, Inc.	865	3,296
	Flexsteel Industries, Inc.	1,719	13,391

#	Foot Locker, Inc.	211,064	1,553,431
	Fortune Brands, Inc.	78,326	2,506,432
* #	Franklin Covey Co.	10,916	44,865
*	Franklin Electronic Publishers, Inc.	15,050	13,244
#	Fred’s, Inc.	60,080	616,421
	Frisch’s Restaurants, Inc.	600	12,906
#	Furniture Brands International, Inc.	71,463	146,499
*	GameTech International, Inc.	16,810	21,012
* #	Gander Mountain Co.	43,992	90,624
#	Gannett Co., Inc.	85,122	491,154
* #	Gaylord Entertainment Co.	28,382	300,849
*	Genesco, Inc.	16,545	254,793
*	Gentek, Inc.	8,444	115,261
*	G-III Apparel Group, Ltd.	19,700	108,350
* #	Goodyear Tire & Rubber Co.	79,446	490,182
* #	Great Wolf Resorts, Inc.	100	193
#	Group 1 Automotive, Inc.	45,000	448,650
* #	Harris Interactive, Inc.	31,781	15,890
*	Hastings Entertainment, Inc.	1,572	4,009
#	Haverty Furniture Co., Inc.	36,299	291,118
	Hearst-Argyle Television, Inc.	90,553	356,779
#	Heelys, Inc.	24,820	50,633
* #	Helen of Troy, Ltd.	64,389	674,153
*	Hollywood Media Corp.	30,308	29,702
* #	Hot Topic, Inc.	8,957	76,493
* #	Hovnanian Enterprises, Inc. Class A	97,900	165,451
*	HSN, Inc.	68,956	327,541
* #	Iconix Brand Group, Inc.	67,800	560,706
*	ILX Resorts, Inc.	896	475
* #	Interstate Hotels & Resorts, Inc.	42,097	21,048
*	Interval Leisure Group, Inc.	46,683	233,882
* #	Isle of Capri Casinos, Inc.	11,000	31,130
* #	J. Alexander’s Corp.	9,296	23,240
#	J.C. Penney Co., Inc.	232,990	3,902,582
* #	JAKKS Pacific, Inc.	18,275	335,163
* #	Jarden Corp.	108,050	1,126,961
* #	Jo-Ann Stores, Inc.	47,950	612,321
	Johnson Outdoors, Inc.	12,128	92,052
#	Jones Apparel Group, Inc.	42,015	145,372
	Journal Communications, Inc. Class A	17,629	31,556
	KB HOME	94,846	1,012,007
	Kenneth Cole Productions, Inc. Class A	12,274	78,431
	Kimball International, Inc. Class B	28,687	197,653
#	K-Swiss, Inc. Class A	11,908	127,654
	LaCrosse Footwear, Inc.	495	5,326
*	Lakeland Industries, Inc.	11,757	90,646
*	Lakes Entertainment, Inc.	23,288	68,932
#	Landry’s Restaurants, Inc.	25,100	162,146
* #	Lazare Kaplan International, Inc.	13,180	48,766
#	La-Z-Boy, Inc.	48,700	47,239
*	Lear Corp.	47,300	43,043
#	Leggett & Platt, Inc.	209,244	2,613,458
	Lennar Corp. Class A	132,400	1,018,156
*	Liberty Media Corp. - Entertainment Class A	578,364	10,612,979
*	Liberty Media Corp. - Entertainment Class B	17,188	317,462

*	Liberty Media Holding Corp. Capital Class A	217,289	1,192,917
*	Liberty Media Holding Corp. Capital Class B	6,066	29,845
* #	Liberty Media Holding Corp. Interactive Class A	883,163	2,773,132
* #	Liberty Media Holding Corp. Interactive Class B	35,506	112,554
#	Lifetime Brands, Inc.	12,558	21,976
*	LIN TV Corp.	28,200	19,740
#	Lithia Motors, Inc. Class A	20,135	61,613
* #	Live Nation, Inc.	130,962	684,931
*	Lodgian, Inc.	21,628	40,012
*	Luby’s, Inc.	48,862	221,833
#	M/I Homes, Inc.	30,930	273,421
*	Mace Security International, Inc.	8,123	6,092
#	Macy’s, Inc.	372,300	3,332,085
*	MarineMax, Inc.	11,000	19,360
*	McCormick & Schmick’s Seafood Restaurants, Inc.	15,712	55,463
	MDC Holdings, Inc.	58,234	1,784,290
#	Meredith Corp.	25,300	404,041
* #	Meritage Homes Corp.	61,660	679,493
	Modine Manufacturing Co.	42,200	115,628
* #	Mohawk Industries, Inc.	98,740	3,170,541
	Monro Muffler Brake, Inc.	370	8,980
*	Morton’s Restaurant Group, Inc.	17,295	31,131
	Movado Group, Inc.	31,700	243,456
*	MTR Gaming Group, Inc.	35,575	53,362
* #	Multimedia Games, Inc.	34,039	58,207
	Nautilus Group, Inc.	51,000	70,890
	New Frontier Media, Inc.	22,735	37,513
*	New Motion, Inc.	7,832	8,615
*	New York & Co., Inc.	33,100	65,538
	News Corp. Class A	1,642,545	10,495,863
#	News Corp. Class B	811,778	5,877,273
*	Office Depot, Inc.	233,937	505,304
#	OfficeMax, Inc.	56,600	311,866
*	Orbitz Worldwide, Inc.	26,233	78,699
#	Orleans Homebuilders, Inc.	21,971	26,365
	O’Charleys, Inc.	28,308	70,770
* #	Outdoor Channel Holdings, Inc.	49,315	300,328
	Oxford Industries, Inc.	35,285	234,998
*	Palm Harbor Homes, Inc.	2,600	9,204
*	PC Mall, Inc.	6,308	25,043
#	Penske Automotive Group, Inc.	161,280	1,196,698
*	Perry Ellis International, Inc.	31,523	121,048
	Phillips-Van Heusen Corp.	49,700	945,294
*	Phoenix Footwear Group, Inc.	8,100	2,511
* #	Pinnacle Entertainment, Inc.	77,630	526,331
* #	Playboy Enterprises, Inc. Class B	45,100	78,023
*	Pomeroy IT Solutions, Inc.	10,282	30,949
*	Proliance International, Inc.	2,766	1,411
*	Q.E.P. Co., Inc.	5,300	6,784
*	Quiksilver, Inc.	137,900	289,590
*	Rainmaker Systems, Inc.	11,059	10,948
* #	RC2 Corp.	6,900	40,089
*	Red Lion Hotels Corp.	28,076	62,609
*	Red Robin Gourmet Burgers, Inc.	15,700	191,226
* #	Regent Communications, Inc.	6,328	1,076

	Regis Corp.	73,400	825,750
* #	Rent-A-Center, Inc.	40,770	605,434
*	Retail Ventures, Inc.	57,554	137,554
*	Rex Stores Corp.	4,050	23,490
* #	Rocky Brands, Inc.	5,764	19,886
#	Royal Caribbean Cruises, Ltd.	322,500	2,093,025
*	Rubio’s Restaurants, Inc.	8,594	30,938
#	Ruby Tuesday, Inc.	8,900	11,036
	Russ Berrie & Co., Inc.	15,100	25,821
	Ryland Group, Inc.	16,800	262,080
*	Saga Communications, Inc.	6,520	28,818
#	Salem Communications Corp.	15,810	15,494
	Sauer-Danfoss, Inc.	6,000	45,240
	Scholastic Corp.	38,300	417,470
* #	Sears Holdings Corp.	137,330	5,619,544
#	Service Corp. International	236,251	1,074,942
	Shiloh Industries, Inc.	25,710	59,133
*	Shoe Carnival, Inc.	26,982	211,809
#	Sinclair Broadcast Group, Inc. Class A	103,923	192,258
*	Skechers U.S.A., Inc. Class A	27,200	270,912
	Skyline Corp.	5,323	106,886
#	Sonic Automotive, Inc.	48,400	98,252
	Spartan Motors, Inc.	10,400	45,136
#	Speedway Motorsports, Inc.	71,417	1,031,261
*	Sport Chalet, Inc. Class A	12,882	4,509
*	Sport Chalet, Inc. Class B	500	390
	Sport Supply Group, Inc.	3,533	28,476
	Stage Stores, Inc.	60,550	432,932
	Standard Motor Products, Inc.	23,500	55,225
#	Standard Pacific Corp.	133,900	188,799
	Stanley Furniture, Inc.	12,599	98,902
*	Steinway Musical Instruments, Inc.	8,617	99,613
	Stewart Enterprises, Inc.	25,202	86,191
*	Stoneridge, Inc.	23,350	45,766
	Strattec Security Corp.	5,656	55,429
#	Superior Industries International, Inc.	38,900	399,503
	Superior Uniform Group, Inc.	9,178	73,240
* #	Syms Corp.	6,000	34,680
	Tandy Brand Accessories, Inc.	10,432	16,170
*	Tandy Leather Factory, Inc.	200	337
	The Marcus Corp.	9,332	96,400
#	The Men’s Wearhouse, Inc.	57,800	673,370
#	The Pep Boys - Manny, Moe & Jack	81,600	235,824
*	The Steak n Shake Co.	27,490	157,243
*	Ticketmaster Entertainment, Inc.	12,015	71,489
* #	Time Warner Cable, Inc.	850,107	15,837,493
	Time Warner, Inc.	4,604,581	42,960,741
* #	Toll Brothers, Inc.	238,999	4,067,763
*	Trans World Entertainment Corp.	35,365	28,999
*	TRW Automotive Holdings Corp.	163,213	504,328
*	Tuesday Morning Corp.	32,332	38,152
#	Tyco Electronics, Ltd.	549,298	7,778,060
* #	Unifi, Inc.	172,580	317,547
#	Unifirst Corp.	16,320	428,237
*	Valassis Communications, Inc.	48,600	62,208

	Virco Manufacturing Corp.	12,501	26,252
* #	Warnaco Group, Inc.	24,108	545,805
	Washington Post Co.	10,724	4,188,365
* #	West Marine, Inc.	17,123	87,327
#	Whirlpool Corp.	88,001	2,941,873
*	WPT Enterprises, Inc.	2,912	990
#	Wyndham Worldwide Corp.	244,516	1,498,883
* #	Zale Corp.	75,640	93,794
Total Consumer Discretionary			280,295,297

Consumer Staples — (4.8%)
	American Italian Pasta Co.	651	15,377
#	Andersons, Inc.	9,100	149,149
#	Archer-Daniels-Midland Co.	457,265	12,519,916
	B&G Foods, Inc.	18,396	85,357
*	Bridgford Foods Corp.	100	398
*	Cagle’s, Inc. Class A	600	1,200
*	Caribou Coffee Co.	3,840	5,760
	CCA Industries, Inc.	723	2,227
*	Central Garden & Pet Co.	48,200	291,128
* #	Central Garden & Pet Co. Class A	108,992	653,952
#	Chiquita Brands International, Inc.	54,500	761,910
#	Coca-Cola Enterprises, Inc.	647,821	7,275,030
* #	Collective Brands, Inc.	51,700	551,639
*	Constellation Brands, Inc. Class A	36,454	529,312
* #	Constellation Brands, Inc. Class B	12,715	188,563
	Corn Products International, Inc.	76,500	1,770,975
* #	Craft Brewers Alliance, Inc.	11,301	14,239
#	CVS Caremark Corp.	272,137	7,315,043
	Del Monte Foods Co.	342,870	2,283,514
	Farmer Brothers Co.	34,214	696,597
	Griffin Land & Nurseries, Inc. Class A	1,500	51,525
* #	Hain Celestial Group, Inc.	41,559	632,528
	Imperial Sugar Co.	9,419	107,000
	Ingles Market, Inc. Class A	2,038	29,062
	Kraft Foods, Inc.	1,178,778	33,064,723
#	MGP Ingredients, Inc.	17,285	9,541
#	Molson Coors Brewing Co.	190,750	7,681,502
#	Molson Coors Brewing Co. Class A	1,908	76,320
*	Monterey Pasta Co.	15,479	12,383
#	Nash-Finch Co.	5,515	237,310
	Oil-Dri Corp. of America	43	690
*	Omega Protein Corp.	35,725	136,469
*	Orchids Paper Products Co.	700	6,825
*	Parlux Fragrances, Inc.	48,809	136,665
	PepsiAmericas, Inc.	52,095	840,292
*	Prestige Brands Holdings, Inc.	102,600	651,510
* #	Sanfilippo (John B.) & Son, Inc.	9,100	50,050
	Seaboard Corp.	2,041	2,051,205
*	Seneca Foods Corp. Class B	300	7,155
* #	Smithfield Foods, Inc.	226,973	2,694,170
#	SUPERVALU, Inc.	339,545	5,955,619
	Tasty Baking Co.	10,788	44,231
* #	TreeHouse Foods, Inc.	53,970	1,424,268
#	Tyson Foods, Inc. Class A	405,030	3,584,515

	Weis Markets, Inc.	10,424	324,291
* #	Winn-Dixie Stores, Inc.	92,300	1,268,202
*	Zapata Corp.	3,064	19,763
Total Consumer Staples			96,209,100

Energy — (13.4%)
	Adams Resources & Energy, Inc.	6,958	122,565
* #	Allis-Chalmers Energy, Inc.	73,600	264,960
	Alon USA Energy, Inc.	36,500	430,700
	Anadarko Petroleum Corp.	845,068	31,047,798
	Apache Corp.	314,001	23,550,075
	Barnwell Industries, Inc.	5,190	27,611
* #	Basic Energy Services, Inc.	79,746	765,562
* #	Bill Barret Corp.	1,140	25,205
* #	Brigham Exploration Co.	85,889	214,722
* #	Bristow Group, Inc.	38,200	924,058
* #	Bronco Drilling Co., Inc.	40,781	215,324
	Cabot Oil & Gas Corp.	3,200	87,968
*	Callon Petroleum Co.	21,700	45,787
#	Chesapeake Energy Corp.	618,000	9,770,580
	Cimarex Energy Co.	127,200	3,159,648
*	Complete Production Services, Inc.	95,200	610,232
* #	Comstock Resources, Inc.	21,328	813,237
#	ConocoPhillips	1,496,850	71,145,280
	Delek US Holdings, Inc.	49,200	341,940
* #	Delta Petroleum Corp.	8,728	37,880
	Devon Energy Corp.	409,920	25,251,072
*	Encore Acquisition Co.	32,378	880,034
*	Energy Partners, Ltd.	8,200	9,512
#	ENSCO International, Inc.	48,547	1,328,246
* #	Exterran Holdings, Inc.	26,789	593,644
* #	Forest Oil Corp.	112,481	1,687,215
*	Geokinetics, Inc.	12,504	41,138
* #	Geomet, Inc.	65,104	81,380
*	Gulfmark Offshore, Inc.	9,945	238,083
* #	Harvest Natural Resources, Inc.	28,700	114,800
	Helmerich & Payne, Inc.	64,234	1,442,696
* #	Hercules Offshore, Inc.	92,800	345,216
	Hess Corp.	198,137	11,018,399
*	HKN, Inc.	19,023	51,172
* #	Hornbeck Offshore Services, Inc.	9,800	173,852
	Marathon Oil Corp.	856,737	23,328,949
* #	Mariner Energy, Inc.	150,441	1,489,366
#	Massey Energy Co.	33,400	507,012
* #	Meridian Resource Corp.	37,268	11,553
*	Natural Gas Services Group	15,260	130,473
* #	Newfield Exploration Co.	221,665	4,253,751
*	Newpark Resources, Inc.	102,445	431,293
	Noble Energy, Inc.	175,300	8,577,429
* #	Oil States International, Inc.	39,000	714,090
*	OMNI Energy Services Corp.	17,800	20,648
#	Overseas Shipholding Group, Inc.	48,600	1,735,020
*	Parker Drilling Co.	87,100	184,652
#	Patterson-UTI Energy, Inc.	111,625	1,067,135
*	Petrohawk Energy Corp.	93,017	1,833,365

*	Petroleum Development Corp.	16,500	284,625
*	PHI, Inc. Non-Voting	24,417	293,492
*	PHI, Inc. Voting	200	3,150
* #	Pioneer Drilling Co.	83,080	412,908
#	Pioneer Natural Resources Co.	164,693	2,411,106
* #	Plains Exploration & Production Co.	162,430	3,430,522
*	PowerSecure International, Inc.	10,300	40,479
* #	Pride International, Inc.	30,126	485,631
#	Rowan Companies, Inc.	44,876	568,130
* #	SEACOR Holdings, Inc.	38,153	2,481,471
* #	Stone Energy Corp.	51,287	440,042
*	Swift Energy Corp.	48,099	736,877
#	Tesoro Petroleum Corp.	66,400	1,144,072
	Tidewater, Inc.	6,400	266,304
* #	Toreador Resources Corp.	18,750	44,625
* #	Trico Marine Services, Inc.	41,694	259,337
*	Union Drilling, Inc.	34,327	157,218
* #	Unit Corp.	57,000	1,421,580
#	USEC, Inc.	128,200	652,538
	Valero Energy Corp.	738,360	17,809,243
#	W&T Offshore, Inc.	65,800	827,106
	Western Refining, Inc.	45,700	532,862
* #	Whiting Petroleum Corp.	69,755	2,022,895
#	World Fuel Services Corp.	11,736	396,325
Total Energy			268,264,865

Financials — (22.6%)
	1st Source Corp.	51,101	909,598
	21st Century Holding Co.	21,667	91,435
	Abigail Adams National Bancorp, Inc.	900	1,710
#	Abington Bancorp, Inc.	50,712	357,520
	Access National Corp.	600	2,550
	Advanta Corp. Class A	28,983	17,390
	Advanta Corp. Class B	63,916	49,854
	Affirmative Insurance Holdings, Inc.	7,456	10,886
* #	Allegheny Corp.	14,550	3,963,856
	Alliance Bancorp, Inc. of Pennsylvania	700	5,572
	Allstate Corp.	454,060	9,839,480
#	Amcore Financial, Inc.	36,434	50,643
	American Bancorp of New Jersey, Inc.	20,600	219,596
#	American Capital, Ltd.	222,831	637,297
#	American Equity Investment Life Holding Co.	88,700	593,403
	American Financial Group, Inc.	199,200	3,382,416
*	American Independence Corp.	866	3,611
#	American National Insurance Co.	48,061	2,684,207
#	American West Bancorporation	28,006	21,004
* #	AmeriCredit Corp.	152,700	719,217
	Ameriprise Financial, Inc.	136,412	2,748,702
	Ameris Bancorp	36,345	278,403
* #	Amerisafe, Inc.	30,872	578,233
#	AmeriServe Financial, Inc.	33,134	60,635
#	Anchor Bancorp Wisconsin, Inc.	31,539	63,709
* #	Appalachian Bancshares, Inc.	1,797	3,235
*	Argo Group International Holdings, Ltd.	31,100	967,521
*	Aspen Insurance Holdings, Ltd.	51,600	1,140,360

#	Asset Acceptance Capital Corp.	6,790	28,450
	Associated Banc-Corp.	53,855	842,831
	Atlantic Coast Federal Corp.	4,355	18,596
	Atlantic Southern Financial Group, Inc.	1,000	6,250
* #	B of I Holding, Inc.	13,154	59,193
	Baldwin & Lyons, Inc. Class A	300	4,785
	Baldwin & Lyons, Inc. Class B	8,413	141,254
	Banco Santander SA Sponsored ADR	95,669	750,050
	Bancorp Rhode Island, Inc.	1,300	25,506
#	BancorpSouth, Inc.	23,247	439,368
#	BancTrust Financial Group, Inc.	18,793	166,694
	Bank Mutual Corp.	94,800	837,084
#	Bank of America Corp.	3,804,815	25,035,683
* #	Bank of Florida Corp.	21,362	66,009
	Bank of Granite Corp.	32,753	102,844
#	BankAtlantic Bancorp, Inc.	8,450	19,604
	BankFinancial Corp.	46,664	449,374
#	Banner Corp.	14,446	45,505
	Bar Harbor Bankshares	2,200	56,056
* #	Beach First National Bancshares, Inc.	7,596	20,661
	Benjamin Franklin Bancorp, Inc.	5,074	54,901
	Berkshire Hills Bancorp, Inc.	25,284	594,680
*	Beverly Hills Bancorp, Inc.	16,290	1,987
	Boston Private Financial Holdings, Inc.	61,176	288,139
#	Brookline Bancorp, Inc.	77,125	745,799
	Cadence Financial Corp.	27,281	118,127
	Camden National Corp.	637	14,842
#	Capital City Bank Group, Inc.	4,210	67,444
#	Capital Corp. of the West	8,668	6,674
#	Capital One Financial Corp.	464,477	7,357,316
	Capital Southwest Corp.	8,539	782,685
#	Capitol Bancorp, Ltd.	38,099	228,975
	Cardinal Financial Corp.	34,177	189,682
	Carver Bancorp, Inc.	600	2,916
#	Cascade Financial Corp.	10,477	32,583
#	Cathay General Bancorp	68,657	871,944
	Center Bancorp, Inc.	837	6,118
	Center Financial Corp.	40,876	196,205
	Centerstate Banks of Florida, Inc.	400	5,456
*	Central Jersey Bancorp	8,049	54,411
#	Central Pacific Financial Corp.	43,400	292,082
	Centrue Financial Corp.	1,000	5,250
	Century Bancorp, Inc. Class A	1,206	20,321
	CFS Bancorp, Inc.	14,248	33,340
#	Chemical Financial Corp.	34,775	792,870
*	Chicopee Bancorp, Inc.	1,000	11,110
#	Chubb Corp.	390,477	16,626,511
	Cincinnati Financial Corp.	230,743	5,060,194
	CIT Group, Inc.	105,100	293,229
	Citizens Community Bancorp, Inc.	10,355	71,242
	Citizens Holding Co.	300	6,148
	Citizens Republic Bancorp, Inc.	36,939	42,480
	Citizens South Banking Corp.	1,842	7,589
#	City National Corp.	73,100	2,529,991
#	CME Group, Inc.	64,500	11,217,195

	CNA Financial Corp.	313,566	3,646,773
* #	CNA Surety Corp.	59,978	992,636
	CoBiz Financial, Inc.	10,475	49,756
	Codorus Valley Bancorp, Inc.	315	2,362
#	Colony Bankcorp, Inc.	300	2,437
	Columbia Banking System, Inc.	39,947	355,528
#	Comerica, Inc.	181,422	3,022,491
	Commonwealth Bankshares, Inc.	1,300	7,930
* #	Community Bancorp	3,000	8,100
	Community Trust Bancorp, Inc.	9,935	277,882
#	Community West Bancshares	400	1,500
	Compass Diversified Holdings	35,065	379,053
* #	CompuCredit Corp.	52,518	168,058
*	Conseco, Inc.	246,095	573,401
*	Consumer Portfolio Services, Inc.	19,063	10,103
* #	Core-Mark Holding Co., Inc.	22,371	410,284
#	Corus Bankshares, Inc.	10,197	11,319
*	Cowen Group, Inc.	2,400	13,800
* #	Crescent Financial Corp.	18,540	65,075
*	Dearborn Bancorp, Inc.	6,213	12,209
#	Delphi Financial Group, Inc. Class A	60,578	918,968
	Discover Financial Services	719,953	5,147,664
	Donegal Group, Inc. Class A	40,892	573,306
	Donegal Group, Inc. Class B	300	4,519
*	Doral Financial Corp.	11,332	57,907
* #	E*TRADE Financial Corp.	123,406	140,683
#	East West Bancorp, Inc.	69,459	659,166
	Eastern Insurance Holdings, Inc.	22,090	230,840
	Eastern Virginia Bankshares, Inc.	300	2,971
	EMC Insurance Group, Inc.	24,800	481,616
*	Encore Bancshares, Inc.	5,200	23,452
*	Encore Capital Group, Inc.	38,372	201,837
*	Endurance Specialty Holdings, Ltd.	60,228	1,641,815
	Enterprise Bancorp, Inc.	600	5,850
	Enterprise Financial Services Corp.	16,798	176,379
	ESB Financial Corp.	1,000	11,000
#	ESSA Bancorp, Inc.	21,670	289,078
	Evans Bancorp, Inc.	400	5,148
#	Everest Re Group, Ltd.	21,400	1,348,200
#	F.N.B. Corp.	34,059	269,407
	Farmers Capital Bank Corp.	1,900	35,112
#	FBL Financial Group, Inc. Class A	49,686	512,263
	Federal Agriculture Mortgage Corp. Class A	277	762
#	Federal Agriculture Mortgage Corp. Class C	13,100	43,492
#	Fidelity Bancorp, Inc.	400	2,924
	Fidelity National Financial, Inc.	315,427	4,611,543
	Fidelity Southern Corp.	6,297	18,829
#	Fifth Third Bancorp	911,741	2,179,061
	Financial Institutions, Inc.	5,250	43,890
*	First Acceptance Corp.	30,706	86,284
	First American Corp.	155,240	3,390,442
	First Bancorp (318672102)	39,600	281,556
	First Bancorp (318910106)	12,302	177,026
	First Bancorp, Inc.	870	13,859
	First Bancshares, Inc. (318687100)	400	5,196

	First Bancshares, Inc. (318916103)	300	2,604
#	First Busey Corp.	62,149	543,804
	First Business Financial Services, Inc.	300	3,780
	First Citizens BancShares, Inc.	18,938	2,648,669
	First Defiance Financial Corp.	12,169	83,601
#	First Federal Bancshares of Arkansas, Inc.	1,300	9,425
	First Federal of Northern Michigan Bancorp, Inc.	1,100	1,320
#	First Financial Bancorp	41,203	334,568
	First Financial Corp.	928	30,763
	First Financial Holdings, Inc.	2,652	40,151
#	First Financial Northwest, Inc.	21,018	182,016
	First Financial Service Corp.	900	8,964
#	First Horizon National Corp.	232,489	2,213,295
	First M&F Corp.	300	1,860
#	First Merchants Corp.	31,341	491,427
*	First Mercury Financial Corp.	26,214	289,665
	First Niagara Financial Group, Inc.	191,382	2,499,449
#	First PacTrust Bancorp, Inc.	900	7,200
	First Place Financial Corp.	24,803	71,185
* #	First Regional Bancorp	16,621	53,187
	First Security Group, Inc.	14,332	62,631
	First United Corp.	600	7,290
	Firstbank Corp.	210	1,365
* #	FirstCity Financial Corp.	5,552	16,545
#	Flushing Financial Corp.	22,929	181,598
	FNB United Corp.	21,631	63,379
*	FPIC Insurance Group, Inc.	10,600	412,658
#	Fulton Financial Corp.	170,953	1,200,090
	Genworth Financial, Inc.	705,238	1,636,152
	German American Bancorp, Inc.	16,936	187,990
#	Great Southern Bancorp, Inc.	10,962	116,197
#	Greene Bancshares, Inc.	13,147	130,024
	GS Financial Corp.	400	4,856
* #	Guaranty Bancorp	113,605	172,680
	Guaranty Federal Bancshares, Inc.	1,684	9,430
* #	Guaranty Financial Group, Inc.	3,334	5,201
*	Hallmark Financial Services, Inc.	22,200	171,828
	Hampden Bancorp, Inc.	4,286	37,117
* #	Hampton Roads Bankshares, Inc.	15,571	133,288
#	Hanmi Financial Corp.	6,300	12,033
#	Hanover Insurance Group, Inc.	96,080	3,883,554
#	Harleysville Group, Inc.	21,399	608,588
	Harleysville National Corp.	86,697	807,149
	Harrington West Financial Group, Inc.	400	800
* #	Harris & Harris Group, Inc.	59,101	207,445
#	Hartford Financial Services Group, Inc.	358,609	4,719,294
	HCC Insurance Holdings, Inc.	166,823	3,905,326
#	Heartland Financial USA, Inc.	13,016	179,230
	Heritage Commerce Corp.	33,737	243,244
	Heritage Financial Corp.	11,918	145,757
	HF Financial Corp.	400	4,720
*	Hilltop Holdings, Inc.	38,627	386,270
	Hingham Institution for Savings	500	12,650
#	HMN Financial, Inc.	4,096	12,329
#	Home Bancshares, Inc.	16,535	340,456

	Home Federal Bancorp, Inc.	23,644	212,560
	HopFed Bancorp, Inc.	1,719	16,674
	Horace Mann Educators Corp.	68,828	643,542
	Horizon Bancorp	300	3,750
#	Horizon Financial Corp.	17,341	42,485
#	Huntington Bancshares, Inc.	257,100	740,448
	IBERIABANK Corp.	21,918	929,104
#	Imperial Capital Bancorp, Inc.	359	330
	Independence Holding Co.	25,070	75,210
#	Independent Bank Corp. (453836108)	21,300	394,902
#	Independent Bank Corp. (453838104)	42,610	67,750
#	Infinity Property & Casualty Corp.	32,000	1,228,800
	Integra Bank Corp.	37,375	60,174
	Intervest Bancshares Corp.	4,036	15,135
	Invesco, Ltd. ADR	178,900	2,109,231
	Investors Title Co.	1,100	36,954
*	IPC Holdings, Ltd.	47,300	1,213,718
#	Irwin Financial Corp.	380	908
	Jones Lang LaSalle, Inc.	6,200	146,382
	JPMorgan Chase & Co.	2,472,118	63,063,730
	Kentucky First Federal Bancorp	3,200	32,000
	KeyCorp	521,141	3,793,906
	K-Fed Bancorp	107	856
* #	LaBranche & Co., Inc.	2,500	17,150
	Lakeland Bancorp, Inc.	5,349	41,776
	Landmark Bancorp, Inc.	1,543	27,180
	Legacy Bancorp, Inc.	22,879	229,019
#	Legg Mason, Inc.	145,493	2,336,618
* #	Leucadia National Corp.	244,200	3,887,664
#	Lincoln National Corp.	464,693	7,030,805
	LNB Bancorp, Inc.	12,489	71,187
	Loews Corp.	747,772	18,245,637
*	Louisiana Bancorp, Inc.	3,636	45,086
#	LSB Corp.	800	6,272
#	M&T Bank Corp.	51,200	1,992,192
#	Macatawa Bank Corp.	33,567	90,967
#	MainSource Financial Group, Inc.	41,861	408,982
*	Marlin Business Services, Inc.	100	397
#	Marshall & Ilsley Corp.	319,280	1,823,089
#	MB Financial, Inc.	59,049	964,861
* #	MBIA, Inc.	333,600	1,287,696
	MBT Financial Corp.	21,613	56,842
#	Meadowbrook Insurance Group, Inc.	113,375	688,186
	Medallion Financial Corp.	27,760	187,658
#	Mercantile Bancorp, Inc.	382	3,820
	Mercantile Bank Corp.	3,216	15,180
	Mercer Insurance Group, Inc.	14,397	195,943
* #	Meridian Interstate Bancorp, Inc.	1,700	14,875
	Meta Financial Group, Inc.	1,601	14,825
	MetLife, Inc.	847,339	24,344,049
	MetroCorp Bancshares, Inc.	2,600	12,324
	MicroFinancial, Inc.	4,100	10,045
#	Midwest Banc Holdings, Inc.	50,922	59,579
	Morgan Stanley	567,849	11,487,585
	MutualFirst Financial, Inc.	2,300	15,824

	Nara Bancorp, Inc.	25,857	152,815
#	National Penn Bancshares, Inc.	139,707	1,352,364
	National Western Life Insurance Co. Class A	900	111,717
* #	Navigators Group, Inc.	4,074	209,159
	Nelnet, Inc. Class A	36,200	500,284
*	New Century Bancorp, Inc.	600	2,940
	New Hampshire Thrift Bancshares, Inc.	2,300	18,400
	New Westfield Financial, Inc.	41,439	399,058
	New York Community Bancorp, Inc.	8,064	106,848
	NewAlliance Bancshares, Inc.	185,060	2,033,809
	NewBridge Bancorp	5,501	12,102
*	Newport Bancorp, Inc.	700	8,057
* #	NewStar Financial, Inc.	37,879	112,122
* #	Nexity Financial Corp.	3,113	2,164
#	North Valley Bancorp	4,538	16,927
	Northeast Community Bancorp, Inc.	18,337	143,945
	Northrim Bancorp, Inc.	6,315	63,529
	NYMAGIC, Inc.	13,520	230,651
	NYSE Euronext, Inc.	123,100	2,708,200
	Odyssey Re Holdings Corp.	126,009	5,928,723
#	Old Republic International Corp.	340,932	3,518,418
#	Old Second Bancorp, Inc.	10,694	95,604
	OneBeacon Insurance Group, Ltd.	12,800	108,160
	Osage Bancshares, Inc.	600	4,392
#	PAB Bankshares, Inc.	306	1,147
#	Pacific Capital Bancorp	75,280	798,721
	Pacific Continental Corp.	4,430	55,907
	Pacific Mercantile Bancorp	15,114	63,479
*	Pacific Premier Bancorp, Inc.	300	1,080
	Pamrapo Bancorp, Inc.	2,200	15,312
	Parkvale Financial Corp.	500	6,135
#	Patriot National Bancorp	400	2,792
* # ●	Pelican Financial, Inc. Escrow Shares	300	—
* #	Pennsylvania Commerce Bancorp, Inc.	3,131	64,185
* #	Penson Worldwide, Inc.	33,200	198,536
	Peoples Bancorp of North Carolina	300	2,400
	Peoples Bancorp, Inc.	11,686	117,678
* #	PHH Corp.	88,157	974,135
* #	PICO Holdings, Inc.	11,534	293,194
* #	Pinnacle Financial Partners, Inc.	38,859	918,238
*	PMA Capital Corp. Class A	38,757	213,551
	PMI Group, Inc.	30,000	41,700
	Porter Bancorp, Inc.	1,575	19,294
#	Preferred Bank	4,900	27,293
	Premier Financial Bancorp, Inc.	900	5,490
	Presidential Life Corp.	23,958	231,674
	Princeton National Bancorp, Inc.	1,100	19,800
#	Principal Financial Group, Inc.	13,157	218,275
*	ProAssurance Corp.	40,933	1,934,494
#	Prosperity Bancshares, Inc.	75,055	2,030,238
#	Protective Life Corp.	125,973	1,043,056
#	Provident Bankshares Corp.	52,198	335,111
	Provident Financial Holdings, Inc.	8,407	37,831
	Provident Financial Services, Inc.	73,965	808,437
	Provident New York Bancorp	84,300	800,850

	Prudential Financial, Inc.	463,538	11,936,103
	Pulaski Financial Corp.	5,450	38,967
#	Radian Group, Inc.	74,360	239,439
	Rainier Pacific Financial Group, Inc.	15,619	25,771
#	Regions Financial Corp.	348,642	1,206,301
	Reinsurance Group of America, Inc.	178,328	6,353,827
	Renasant Corp.	45,012	545,095
*	Republic First Bancorp, Inc.	7,411	55,731
	Resource America, Inc.	22,388	91,343
#	Riverview Bancorp, Inc.	14,671	50,615
	RLI Corp.	820	46,322
	Rockville Financial, Inc.	14,403	164,482
	Rome Bancorp, Inc.	16,195	125,835
	Royal Bancshares of Pennsylvania, Inc. Class A	900	3,420
#	Safety Insurance Group, Inc.	29,335	1,027,312
	Sanders Morris Harris Group, Inc.	59,090	245,814
#	Sandy Spring Bancorp, Inc.	36,365	513,474
	SCBT Financial Corp.	100	2,686
*	Seabright Insurance Holdings	47,750	495,167
#	Seacoast Banking Corp. of Florida	19,276	88,477
#	Security Bank Corp.	21,068	16,854
	Selective Insurance Group, Inc.	82,800	1,270,980
	Shore Bancshares, Inc.	1,200	20,664
	SI Financial Group, Inc.	5,162	32,262
#	Simmons First National Corp. Class A	12,867	317,043
#	Somerset Hills Bancorp	4,111	25,242
#	South Financial Group, Inc.	24,482	46,026
*	Southcoast Financial Corp.	700	2,135
	Southern Community Financial Corp.	30,490	110,069
* #	Southern First Bancshares, Inc.	900	5,445
	Southwest Bancorp, Inc.	27,666	289,940
*	Specialty Underwriters’ Alliance, Inc.	2,510	8,183
	State Auto Financial Corp.	73,423	1,622,648
	StellarOne Corp.	19,587	255,414
	Sterling Bancshares, Inc.	30,897	171,787
#	Sterling Financial Corp.	28,669	53,038
#	Stewart Information Services Corp.	25,500	378,420
*	Stratus Properties, Inc.	2,802	23,565
*	Sun Bancorp, Inc.	33,081	187,238
#	SunTrust Banks, Inc.	411,103	5,040,123
* #	Superior Bancorp	4,209	11,533
	Susquehanna Bancshares, Inc.	153,978	1,693,758
*	Susser Holdings Corp.	9,700	126,779
#	SWS Group, Inc.	24,945	365,444
#	Synovus Financial Corp.	477,500	1,890,900
#	Taylor Capital Group, Inc.	9,035	57,734
	Teche Holding Co.	600	17,100
#	Temecula Valley Bancorp, Inc.	2,718	3,126
* #	Texas Capital Bancshares, Inc.	25,614	289,182
	TF Financial Corp.	600	10,770
*	The Bancorp, Inc.	9,634	29,769
#	The Colonial BancGroup, Inc.	45,250	35,747
#	The Phoenix Companies, Inc.	88,600	155,050
	The Travelers Companies, Inc.	769,714	29,741,749
	The Wilber Corp.	600	4,452

*	Thomas Weisel Partners Group, Inc.	19,268	59,538
#	TIB Financial Corp.	6,511	25,914
* #	Tidelands Bancshares, Inc.	400	1,160
	TierOne Corp.	8,844	14,239
	Timberland Bancorp, Inc.	3,000	17,610
#	Transatlantic Holdings, Inc.	91,903	2,954,681
*	Tree.com, Inc.	4,080	16,198
#	TriCo Bancshares	279	5,619
	Trustmark Corp.	56,645	1,149,893
#	UCBH Holdings, Inc.	77,700	181,041
#	Umpqua Holdings Corp.	70,705	692,909
*	Unico American Corp.	1,900	14,421
#	Union Bankshares Corp.	26,787	418,681
*	United America Indemnity, Ltd.	14,400	152,352
* #	United Capital Corp.	300	5,820
#	United Community Banks, Inc.	44,518	229,268
#	United Community Financial Corp.	64,344	32,815
	United Financial Bancorp, Inc.	36,681	502,897
	United Fire & Casualty Co.	47,123	944,816
* #	United PanAm Financial Corp.	14,353	15,358
	United Western Bancorp, Inc.	17,172	139,608
#	Unitrin, Inc.	89,399	1,140,731
	Unity Bancorp, Inc.	2,925	10,325
*	Universal American Corp.	68,591	676,993
	Univest Corp. of Pennsylvania	3,939	90,203
	Unum Group	530,100	7,506,216
*	Virginia Commerce Bancorp, Inc.	21,942	91,498
*	Virtus Investment Partners, Inc.	4,430	26,846
	W. R. Berkley Corp.	80,768	2,138,737
	Washington Federal, Inc.	82,736	1,015,998
	Webster Financial Corp.	54,270	226,849
#	Wesbanco, Inc.	41,466	856,688
	Wesco Financial Corp.	12,923	3,897,706
	West Bancorporation	22,100	179,010
#	West Coast Bancorp	3,775	11,212
* #	Western Alliance Bancorp	38,400	292,224
#	White Mountains Insurance Group, Ltd.	18,685	4,512,427
*	White River Capital, Inc.	300	1,830
	Whitney Holding Corp.	111,205	1,444,553
	Wilshire Bancorp, Inc.	17,744	121,724
	Wintrust Financial Corp.	40,447	540,776
	WSB Holdings, Inc.	100	265
#	Yadkin Valley Financial Corp.	14,730	135,369
#	Zions Bancorporation	159,112	2,373,951
*	ZipRealty, Inc.	11,683	33,764
Total Financials			452,316,481

Health Care — (3.7%)
*	Adolor Corp.	1,460	2,920
* #	Advanced Medical Optics, Inc.	35,678	783,846
* #	Albany Molecular Research, Inc.	34,810	298,322
*	Allied Healthcare International, Inc.	57,415	56,841
*	Allied Healthcare Products, Inc.	1,000	4,290
*	Allion Healthcare, Inc.	33,500	153,095
*	American Dental Partners, Inc.	21,249	142,581

*	AMICAS, Inc.	98,913	158,755
* #	AMN Healthcare Services, Inc.	26,800	182,240
* #	Anadys Pharmaceuticals, Inc.	2,229	11,613
*	AngioDynamics, Inc.	48,717	662,551
*	Arrhythmia Research Technology, Inc.	1,200	2,760
*	Assisted Living Concepts, Inc.	52,957	210,239
*	BioScrip, Inc.	65,100	110,019
*	Boston Scientific Corp.	888,120	7,877,624
#	Brookdale Senior Living, Inc.	112,800	767,040
* #	Caliper Life Sciences, Inc.	21,331	27,517
	Cambrex Corp.	20,000	65,400
* #	Cantel Medical Corp.	30,908	463,311
*	Capital Senior Living Corp.	45,075	118,547
* #	Cardiac Science Corp.	37,674	202,309
*	Celera Corp.	39,414	332,654
* #	Community Health Systems, Inc.	151,474	2,823,475
* #	CONMED Corp.	49,672	777,367
*	Continucare Corp.	20,028	40,056
#	Cooper Companies, Inc.	77,156	1,463,649
* #	Cross Country Healthcare, Inc.	36,400	272,636
*	Cutera, Inc.	10,452	70,133
	Daxor Corp.	1,100	17,600
* #	Digirad Corp.	18,448	16,050
* #	Dynacq Healthcare, Inc.	314	1,177
* #	Emeritus Corp.	26,084	215,715
* #	ev3, Inc.	104,281	564,160
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	34,028	14,632
* #	Gentiva Health Services, Inc.	10,010	253,053
* #	Greatbatch, Inc.	17,658	411,431
* #	HealthSpring, Inc.	86,917	1,514,094
*	HealthTronics, Inc.	59,194	108,917
#	Hill-Rom Holdings, Inc.	55,364	779,525
*	Hi-Tech Pharmacal Co., Inc.	12,055	64,615
* #	Hologic, Inc.	288,724	3,404,056
*	Home Diagnostics, Inc.	16,823	117,425
#	Invacare Corp.	49,400	941,564
* #	Inverness Medical Innovations, Inc.	45,100	1,103,597
*	Iridex Corp.	4,757	3,330
	Kewaunee Scientific Corp.	1,631	14,027
*	Kindred Healthcare, Inc.	43,700	593,009
*	King Pharmaceuticals, Inc.	426,520	3,727,785
*	Langer, Inc.	9,242	4,621
* #	Lannet Co., Inc.	8,400	44,520
#	LCA-Vision, Inc.	3,400	8,568
* #	LeMaitre Vascular, Inc.	4,100	8,835
*	Lexicon Pharmaceuticals, Inc.	24,800	29,512
* #	LifePoint Hospitals, Inc.	82,208	1,852,968
*	Magyar Bancorp, Inc.	500	2,375
* #	Maxygen, Inc.	267	2,286
*	MedCath Corp.	39,208	246,618
* #	MediciNova, Inc.	300	676
*	National Dentex Corp.	400	1,560
*	Novacea, Inc.	10,743	9,669
* #	NovaMed, Inc.	38,506	113,978
*	Nutraceutical International Corp.	25,902	226,383

* #	NxStage Medical, Inc.	22,100	75,803
#	Omnicare, Inc.	202,170	5,652,673
*	Osteotech, Inc.	25,510	77,550
* #	Par Pharmaceutical Cos., Inc.	29,415	362,099
*	PDI, Inc.	15,476	71,499
* #	Pharmanet Development Group, Inc.	1,138	1,491
*	Prospect Medical Holdings, Inc.	14,274	36,399
*	Regeneration Technologies, Inc.	30,452	74,607
*	RehabCare Group, Inc.	27,481	383,360
* #	Res-Care, Inc.	20,958	283,981
*	Skilled Healthcare Group, Inc.	4,200	34,986
* #	Spectrum Pharmaceuticals, Inc.	184	265
*	SRI/Surgical Express, Inc.	1,600	2,240
*	SunLink Health Systems, Inc.	500	465
*	Symmetry Medical, Inc.	228	1,562
*	Theragenics Corp.	32,183	41,516
* #	Thermo Fisher Scientific, Inc.	314,328	11,293,805
* #	Triple-S Management Corp.	8,500	122,315
* #	ViroPharma, Inc.	58,354	700,248
*	Vital Images, Inc.	30,636	346,493
* #	Watson Pharmaceuticals, Inc.	89,611	2,444,588
*	WellPoint, Inc.	440,420	18,255,409
	Young Innovations, Inc.	1,414	21,832
Total Health Care			74,785,307

Industrials — (8.8%)
*	A. T. Cross Co. Class A	18,431	47,552
	A.O. Smith Corp.	34,400	945,312
*	ACCO Brands Corp.	55,646	106,840
#	Aceto Corp.	15,413	137,792
	Aircastle, Ltd.	47,000	191,760
* #	AirTran Holdings, Inc.	12,900	52,890
	Alamo Group, Inc.	21,083	264,592
* #	Alaska Air Group, Inc.	78,900	2,079,804
#	Albany International Corp. Class A	28,323	283,513
#	Alexander & Baldwin, Inc.	67,519	1,488,119
* #	Allied Defense Group, Inc.	17,161	118,239
* #	Amerco, Inc.	31,616	972,192
	American Railcar Industries, Inc.	13,500	113,265
	American Woodmark Corp.	4,852	73,023
#	Ameron International Corp.	7,300	363,905
	Ampco-Pittsburgh Corp.	251	4,641
* #	AMREP Corp.	866	24,031
	Applied Industrial Technologies, Inc.	53,325	842,002
	Applied Signal Technologies, Inc.	800	14,032
*	Argon ST, Inc.	13,063	250,026
	Arkansas Best Corp.	15,500	362,545
*	Armstrong World Industries, Inc.	7,500	124,350
* #	Arotech Corp.	10,088	4,338
*	Baldwin Technology Co., Inc. Class A	17,977	20,674
	Barrett Business Services, Inc.	16,000	157,440
* #	Beacon Roofing Supply, Inc.	4,877	62,084
#	Belden, Inc.	46,850	611,861
* #	BlueLinx Holdings, Inc.	56,806	135,198
	Bowne & Co., Inc.	19,950	55,862

#	Briggs & Stratton Corp.	34,061	503,762
* #	Builders FirstSource, Inc.	52,604	64,703
#	Burlington Northern Santa Fe Corp.	386,908	25,632,655
#	C&D Technologies, Inc.	36,712	109,402
	Cascade Corp.	5,900	135,051
	CDI Corp.	29,909	320,624
* #	CECO Environmental Corp.	2,700	6,345
*	Celadon Group, Inc.	39,349	307,709
	Champion Industries, Inc.	5,186	14,521
	Chicago Rivet & Machine Co.	300	3,585
#	CIRCOR International, Inc.	18,850	419,413
* #	Coleman Cable, Inc.	1,200	4,200
*	Columbus McKinnon Corp.	24,330	309,478
*	Commercial Vehicle Group, Inc.	10,475	10,475
#	CompX International, Inc.	700	3,962
*	Consolidated Graphics, Inc.	1,300	20,943
* #	Cornell Companies, Inc.	3,700	56,462
*	Covenant Transport Group Class A	4,818	8,769
*	CPI Aerostructures, Inc.	5,826	29,130
	CSX Corp.	562,627	16,293,678
* #	Dollar Thrifty Automotive Group, Inc.	300	348
	Ducommun, Inc.	19,878	376,489
	Eastern Co.	10,296	113,462
	Ecology & Environment, Inc. Class A	1,000	12,590
	Electro Rent Corp.	47,252	500,871
#	Encore Wire Corp.	1,546	25,524
* #	EnerSys	60,439	550,599
#	Ennis, Inc.	49,799	557,251
* #	EnPro Industries, Inc.	18,755	343,217
	Espey Manufacturing & Electronics Corp.	2,564	43,280
* #	Esterline Technologies Corp.	24,194	873,161
*	ExpressJet Holdings, Inc.	2,460	3,887
#	Federal Signal Corp.	65,537	442,375
*	First Advantage Corp.	14,062	179,150
* #	Flanders Corp.	14,186	57,879
	Frozen Food Express Industries, Inc.	6,500	26,780
#	G & K Services, Inc. Class A	32,639	602,190
* #	Gardner Denver Machinery, Inc.	2,705	58,888
#	GATX Corp.	73,797	1,778,508
*	Gencor Industries, Inc.	2,300	18,216
*	GP Strategies Corp.	16,800	65,688
	Great Lakes Dredge & Dock Corp.	51,039	170,470
	Greenbrier Companies, Inc.	33,734	187,224
*	Griffon Corp.	43,752	435,332
	Hardinge, Inc.	25,790	112,187
* #	Henry Bros. Electronics, Inc.	8,600	48,805
*	Herley Industries, Inc.	5,800	64,612
*	Hertz Global Holdings, Inc.	49,000	247,940
*	Hudson Highland Group, Inc.	35,619	87,623
* #	Hurco Companies, Inc.	4,100	58,138
* #	ICF International, Inc.	400	9,492
*	ICT Group, Inc.	9,323	36,173
*	Ingersoll-Rand Co., Ltd. Class A	309,696	5,020,172
	Innovative Solutions & Support, Inc.	581	1,807
* #	Insituform Technologies, Inc. Class A	4,012	75,265

	Insteel Industries, Inc.	2,229	17,163
*	Interline Brands, Inc.	41,562	332,496
	International Shipholding Corp.	8,100	174,150
*	Intersections, Inc.	35,048	130,379
* #	JetBlue Airways Corp.	152,100	856,323
*	Kadant, Inc.	5,957	59,808
	Kaman Corp. Class A	37,597	717,727
* #	Kansas City Southern	10,954	198,925
	Kelly Services, Inc. Class A	51,741	468,773
	Kennametal, Inc.	5,210	83,568
*	Kforce, Inc.	56,621	353,881
	L.S. Starrett Co. Class A	5,000	75,200
*	Ladish Co., Inc.	20,716	235,541
	Lawson Products, Inc.	1,959	37,456
*	LECG Corp.	32,016	104,692
*	LGL Group, Inc.	400	620
*	Limco-Piedmont, Inc.	520	1,602
*	LMI Aerospace, Inc.	11,300	127,577
	LSI Industries, Inc.	20,754	94,431
*	Lydall, Inc.	7,000	25,830
* #	M&F Worldwide Corp.	29,969	317,671
*	Mac-Gray Corp.	13,247	85,774
* ●	MAIR Holdings, Inc. Escrow Shares	1,415	665
*	Marten Transport, Ltd.	45,793	808,704
#	Masco Corp.	124,744	975,498
*	Medialink Worldwide, Inc.	2,147	193
*	Merrimac Industries, Inc.	2,600	5,850
*	Miller Industries, Inc.	22,810	124,999
*	Misonix, Inc.	4,083	4,410
* #	Mobile Mini, Inc.	53,031	670,312
#	Mueller Industries, Inc.	26,663	536,460
#	Mueller Water Products, Inc.	171,068	1,158,130
	NACCO Industries, Inc. Class A	10,965	350,770
*	Nashua Corp.	400	1,212
	National Technical Systems, Inc.	15,400	61,600
* #	NCI Building Systems, Inc.	20,300	235,277
	Norfolk Southern Corp.	307,188	11,783,732
	Northrop Grumman Corp.	428,124	20,601,327
*	On Assignment, Inc.	50,319	232,977
	Oshkosh Truck Corp. Class B	50,500	364,610
* #	Owens Corning, Inc.	115,023	1,534,407
*	P.A.M. Transportation Services, Inc.	20,990	104,950
*	Paragon Technologies, Inc.	3,771	9,164
*	Park-Ohio Holdings Corp.	3,700	13,616
* #	Patrick Industries, Inc.	1,300	722
*	Perini Corp.	22,687	473,024
*	PGT, Inc.	7,271	7,256
* #	Pinnacle Airlines Corp.	3,900	7,800
* #	Plug Power, Inc.	165,553	148,998
	Portec Rail Products, Inc.	4,401	32,039
* #	Power-One, Inc.	7,000	7,140
	Providence & Worcester Railroad Co.	1,000	13,655
#	Quanex Building Products Corp.	2,800	23,772
	R. R. Donnelley & Sons Co.	182,554	1,781,727
*	RCM Technologies, Inc.	19,716	23,758

#	Regal-Beloit Corp.	6,432	218,431
*	Republic Airways Holdings, Inc.	48,800	399,672
	Republic Services, Inc.	109,321	2,827,041
	Robbins & Myers, Inc.	1,146	19,814
* #	Rush Enterprises, Inc. Class A	31,175	283,693
*	Rush Enterprises, Inc. Class B	18,522	163,549
#	Ryder System, Inc.	89,844	3,034,930
*	Saia, Inc.	10,800	115,452
	Schawk, Inc.	34,716	282,588
* #	School Specialty, Inc.	37,902	625,383
	Servidyne, Inc.	7,283	15,950
*	SIFCO Industries, Inc.	600	3,672
#	SkyWest, Inc.	82,032	1,283,801
	Southwest Airlines Co.	1,077,730	7,576,442
*	Sparton Corp.	3,057	5,717
*	Spherion Corp.	20,600	29,458
#	SPX Corp.	54,690	2,302,996
	Standex International Corp.	25,800	396,030
	Steelcase, Inc. Class A	53,600	231,552
	Supreme Industries, Inc.	1,740	2,088
	Sypris Solutions, Inc.	9,293	11,802
#	TAL International Group, Inc.	10,600	111,088
	Tech/Ops Sevcon, Inc.	874	2,001
	Technology Research Corp.	12,921	23,904
	Tecumseh Products Co. Class A	11,200	91,840
*	Tecumseh Products Co. Class B	1,400	11,480
#	Timken Co.	116,978	1,741,802
	Todd Shipyards Corp.	9,932	139,048
*	TRC Companies, Inc.	29,646	86,270
#	Tredegar Industries, Inc.	50,900	839,850
* #	Trex Co., Inc.	12,119	179,240
#	Trinity Industries, Inc.	91,550	1,053,741
#	Triumph Group, Inc.	7,736	350,286
* #	Tufco Technologies, Inc.	1,000	3,460
	Twin Disc, Inc.	8,294	54,492
	Tyco International, Ltd.	427,575	8,987,627
*	U.S. Home Systems, Inc.	4,314	6,946
#	Union Pacific Corp.	455,111	19,929,311
* #	United Rentals, Inc.	93,585	522,204
#	Universal Forest Products, Inc.	31,400	659,400
* #	URS Corp.	81,098	2,761,387
*	US Airways Group, Inc.	4,301	24,387
*	USA Truck, Inc.	13,849	199,703
	Valpey Fisher Corp.	1,464	2,130
	Viad Corp.	34,729	772,026
*	Volt Information Sciences, Inc.	45,263	241,252
	Wabash National Corp.	50,377	142,063
#	Watts Water Technologies, Inc.	60,015	1,337,134
*	WCA Waste Corp.	29,283	62,373
#	Werner Enterprises, Inc.	115,482	1,732,230
*	Westaff, Inc.	14,326	14,613
*	Willdan Group, Inc.	1,000	1,870
*	Willis Lease Finance Corp.	4,400	41,536
* #	YRC Worldwide, Inc.	59,368	170,980
Total Industrials			176,074,418

Information Technology — (5.4%)
*	3Com Corp.	349,373	814,039
* #	Actel Corp.	33,263	300,032
* #	ActivIdentity Corp.	61,463	137,062
*	Adaptec, Inc.	212,719	593,486
*	ADC Telecommunications, Inc.	19,700	99,879
*	Advanced Analogic Technologies, Inc.	15,762	47,444
	Agilysys, Inc.	26,100	93,177
*	Amtech Systems, Inc.	10,600	42,824
*	Anaren, Inc.	11,003	130,055
*	Applied Micro Circuits Corp.	94,993	379,972
* #	Arris Group, Inc.	109,812	781,861
*	Arrow Electronics, Inc.	182,170	3,473,982
	Astro-Med, Inc.	2,626	18,356
* #	Autobytel, Inc.	731	263
* #	Avid Technology, Inc.	52,950	530,030
* #	Avnet, Inc.	220,900	4,378,238
* #	Avocent Corp.	52,800	757,680
#	AVX Corp.	298,652	2,723,706
* #	Aware, Inc.	21,340	47,802
*	Axcelis Technologies, Inc.	98,558	28,089
*	AXT, Inc.	36,400	50,596
	Bel Fuse, Inc. Class A	4,174	58,645
	Bel Fuse, Inc. Class B	17,950	273,558
* #	Benchmark Electronics, Inc.	91,403	1,073,071
#	Black Box Corp.	29,500	643,985
* #	Brightpoint, Inc.	41,800	195,624
* #	Brooks Automation, Inc.	92,404	422,286
*	CalAmp Corp.	10,645	10,326
*	California Micro Devices Corp.	34,646	74,142
*	CallWave, Inc.	29,339	21,711
*	Cascade Microtech, Inc.	23,271	71,907
*	Catapult Communications Corp.	30,276	208,904
*	CEVA, Inc.	11,574	79,050
*	Checkpoint Systems, Inc.	33,700	301,615
*	Ciber, Inc.	31,700	138,212
*	Cirrus Logic, Inc.	51,910	146,386
#	Cohu, Inc.	38,808	387,304
*	Comarco, Inc.	5,608	5,328
	Communications Systems, Inc.	8,150	60,310
* #	Computer Sciences Corp.	225,553	8,309,373
*	Concurrent Computer Corp.	13,740	54,410
* #	Convergys Corp.	197,364	1,486,151
*	CPI International, Inc.	11,198	85,889
*	Cray, Inc.	30,490	58,541
*	CSP, Inc.	2,514	8,208
	CTS Corp.	34,200	175,788
*	CyberOptics Corp.	9,134	51,242
* #	Cypress Semiconductor Corp.	112,300	506,473
*	Datalink Corp.	1,100	3,795
	Dataram Corp.	11,134	14,029
*	DDi Corp.	25,458	86,048
*	Digi International, Inc.	33,357	253,513
*	Dot Hill Systems Corp.	12,093	5,986

*	DSP Group, Inc.	37,084	241,417
*	Dycom Industries, Inc.	35,250	240,053
*	Dynamics Research Corp.	18,874	131,552
*	Edgewater Technology, Inc.	8,939	25,029
*	EFJohnson Technologies, Inc.	5,104	6,278
*	Electro Scientific Industries, Inc.	34,300	216,776
*	Electronics for Imaging, Inc.	43,300	384,937
* #	EMCORE Corp.	19,200	25,344
* #	EMS Technologies, Inc.	1,490	35,760
*	Endwave Corp.	19,715	39,430
* #	Entegris, Inc.	126,900	176,391
* #	EPIQ Systems, Inc.	17,800	315,416
*	ePlus, inc.	4,000	42,420
* #	Euronet Worldwide, Inc.	49,491	497,385
* #	Exar Corp.	7,481	50,646
*	Extreme Networks, Inc.	958	1,696
* #	Fairchild Semiconductor Corp. Class A	144,238	656,283
#	Fidelity National Information Services, Inc.	166,320	2,646,151
* #	FormFactor, Inc.	8,200	127,592
	Frequency Electronics, Inc.	17,253	54,347
*	Gerber Scientific, Inc.	50,097	157,305
	Gevity HR, Inc.	30,736	61,779
* #	Globecomm Systems, Inc.	27,667	141,932
*	GSI Technology, Inc.	4,674	12,059
*	GTSI Corp.	8,203	44,255
*	Hackett Group, Inc.	51,020	143,366
* #	Harris Stratex Networks, Inc. Class A	7,275	50,198
*	hi/fn, inc.	15,301	48,122
* #	Hutchinson Technology, Inc.	49,671	157,457
*	Hypercom Corp.	66,900	101,688
* #	I.D. Systems, Inc.	5,621	21,528
*	IAC/InterActiveCorp	172,391	2,534,148
* #	iBasis, Inc.	1,900	1,748
*	Ikanos Communications, Inc.	12,254	15,808
#	Imation Corp.	55,891	544,378
*	InFocus Corp.	1,690	1,284
	infoGROUP, Inc.	12,323	45,472
	InfoSpace, Inc.	56,356	451,412
* #	Ingram Micro, Inc.	299,279	3,672,153
* #	Insight Enterprises, Inc.	23,200	120,176
* #	Integrated Device Technology, Inc.	180,610	1,036,701
*	Integrated Silicon Solution, Inc.	27,577	46,881
* #	Intelli-Check, Inc.	3,100	3,720
*	Internap Network Services Corp.	9,000	24,210
* #	International Rectifier Corp.	57,100	777,702
*	Internet Brands, Inc.	8,000	39,760
*	Internet Capital Group, Inc.	58,172	250,721
	Intersil Corp.	169,165	1,574,926
*	Intest Corp.	12,266	3,250
*	Intevac, Inc.	34,801	152,428
*	IntriCon Corp.	482	1,808
* #	iPass, Inc.	85,296	108,326
	IXYS Corp.	59,516	407,685
	Jabil Circuit, Inc.	171,500	998,130
* #	JDS Uniphase Corp.	137,990	500,904

	Keithley Instruments, Inc.	16,951	58,820
*	Key Tronic Corp.	17,405	20,364
*	Keynote Systems, Inc.	31,600	276,500
*	Kopin Corp.	26,226	41,437
* #	Kratos Defense & Security Solutions, Inc.	104,260	123,027
*	KVH Industries, Inc.	2,300	13,225
* #	L-1 Identity Solutions, Inc.	143,173	1,038,004
*	Lattice Semiconductor Corp.	142,278	219,108
* #	LeCroy Corp.	14,031	32,271
*	Lionbridge Technologies, Inc.	65,700	118,260
*	LookSmart, Ltd.	35,780	49,019
*	Loral Space & Communications, Inc.	24,164	319,206
* #	Macrovision Solutions Corp.	53,400	700,074
*	Management Network Group, Inc.	29,236	11,987
	Marchex, Inc. Class B	29,022	145,400
*	Mattson Technology, Inc.	6,600	6,468
* #	Mentor Graphics Corp.	16,127	75,152
*	Mercury Computer Systems, Inc.	35,415	211,428
	Methode Electronics, Inc.	79,571	367,618
* #	Micron Technology, Inc.	990,716	3,685,464
*	MIPS Technologies, Inc.	33,125	55,650
* #	MKS Instruments, Inc.	85,290	1,198,325
* #	ModusLink Global Solutions, Inc.	77,660	180,948
#	Motorola, Inc.	2,108,701	9,341,545
* #	MPS Group, Inc.	128,700	778,635
*	MSC.Software Corp.	52,565	305,928
*	Nanometrics, Inc.	47,305	62,443
*	Newport Corp.	56,016	299,686
* #	Novellus Systems, Inc.	3,107	42,846
*	Nu Horizons Electronics Corp.	14,932	23,443
* #	OmniVision Technologies, Inc.	38,897	260,221
*	Oplink Communications, Inc.	28,694	202,867
*	OpNext, Inc.	38,358	91,292
*	Optelecom-NKF, Inc.	4,329	20,043
*	Optical Cable Corp.	9,195	26,114
* #	Orbcomm, Inc.	11,500	18,860
*	OSI Systems, Inc.	8,630	126,257
*	Overland Storage, Inc.	399	160
* #	OYO Geospace Corp.	1	15
*	PAR Technology Corp.	22,475	101,812
*	PC Connection, Inc.	52,813	258,256
	PC-Tel, Inc.	52,653	340,138
*	PDF Solutions, Inc.	193	288
*	Perceptron, Inc.	4,904	16,674
*	Performance Technologies, Inc.	25,851	81,689
*	Pericom Semiconductor Corp.	10,468	64,588
*	Pervasive Software, Inc.	36,268	131,290
*	Photronics, Inc.	42,000	66,780
*	Physicians Formula Holdings, Inc.	7,529	21,834
* #	PlanetOut, Inc.	240	63
	Plantronics, Inc.	19,000	192,850
*	PLX Technology, Inc.	14,500	23,925
* #	Presstek, Inc.	4,000	8,640
* ●	Price Communications Liquidation Trust	47,738	6,520
	Qualstar Corp.	5,300	10,971

* #	RadiSys Corp.	43,345	205,022
* #	RealNetworks, Inc.	224,844	634,060
*	RF Micro Devices, Inc.	856	924
*	RF Monolithics, Inc.	1,586	1,094
	Richardson Electronics, Ltd.	16,979	63,332
*	Rudolph Technologies, Inc.	69,020	193,946
* #	Sandisk Corp.	197,936	2,262,408
*	SCM Microsystems, Inc.	18,612	46,716
*	SeaChange International, Inc.	33,539	198,551
*	Semitool, Inc.	4,824	13,362
* #	Sigma Designs, Inc.	13,800	141,036
*	Silicon Image, Inc.	25,304	92,866
* #	Silicon Storage Technology, Inc.	197,920	405,736
* #	Skyworks Solutions, Inc.	194,931	842,102
*	Smith Micro Software, Inc.	32,001	169,605
*	Soapstone Networks, Inc.	28,005	69,172
* #	Sonic Solutions, Inc.	600	786
*	SonicWALL, Inc.	86,370	304,022
*	Spectrum Control, Inc.	14,233	103,047
* #	Standard Microsystems Corp.	31,019	429,613
	StarTek, Inc.	30,545	141,729
* #	STEC, Inc.	5,396	24,174
*	SumTotal Systems, Inc.	39,973	100,732
* #	Sun Microsystems, Inc.	123,975	515,736
*	SupportSoft, Inc.	64,379	121,676
* #	Sycamore Networks, Inc.	517,447	1,216,000
* #	Symantec Corp.	700,215	10,734,296
*	Symmetricom, Inc.	95,703	355,058
* #	SYNNEX Corp.	60,100	922,535
* #	Tech Data Corp.	85,452	1,547,536
	Technitrol, Inc.	14,000	30,800
*	Technology Solutions Co.	3,555	3,733
*	TechTeam Global, Inc.	13,534	67,670
*	Tellabs, Inc.	279,155	1,152,910
*	Telular Corp.	24,670	38,979
*	Teradyne, Inc.	355,484	1,709,878
*	Tessco Technologies, Inc.	9,246	67,588
	TheStreet.com, Inc.	27,882	76,118
*	Tier Technologies, Inc. Class B	8,900	51,620
*	Tollgrade Communications, Inc.	11,995	69,091
* #	Track Data Corp.	8,572	7,972
*	Trident Microsystems, Inc.	2,123	3,609
* #	Triquint Semiconductor, Inc.	168,914	341,206
	TSR, Inc.	1,300	2,405
*	TTM Technologies, Inc.	31,977	192,821
*	Ultra Clean Holdings, Inc.	3,316	3,714
* #	Ultratech, Inc.	5,490	61,488
	United Online, Inc.	26,620	162,914
* #	UTStarcom, Inc.	192,273	282,641
*	Vicon Industries, Inc.	3,881	22,277
*	Vignette Corp.	35,100	244,647
*	Virage Logic Corp.	29,155	89,797
* #	Vishay Intertechnology, Inc.	213,119	630,832
*	Web.com Group, Inc.	46,183	138,549
*	White Electronics Designs Corp.	27,184	105,746

*	Wireless Telecom Group, Inc.	37,370	13,453
*	WPCS International, Inc.	9,861	19,722
	Xerox Corp.	974,182	6,468,568
* #	Zoran Corp.	92,612	550,115
*	Zygo Corp.	39,500	225,940
Total Information Technology			107,436,809

Materials — (2.1%)
	A. Schulman, Inc.	26,800	406,020
#	A.M. Castle & Co.	24,182	204,580
*	American Pacific Corp.	4,463	34,945
	Ashland, Inc.	112,560	902,731
*	Brush Engineered Materials, Inc.	28,587	359,053
*	Buckeye Technologies, Inc.	22,600	65,992
*	Bway Holding Co.	20,508	173,498
	Cabot Corp.	58,938	787,412
#	Chemtura Corp.	420,979	315,734
*	Continental Materials Corp.	100	1,686
*	Core Molding Technologies, Inc.	1,188	2,483
	Cytec Industries, Inc.	64,700	1,322,468
#	Dow Chemical Co.	223,331	2,588,406
#	Empire Resources, Inc.	8,950	8,055
#	Ferro Corp.	49,500	196,020
#	Freeport-McMoRan Copper & Gold, Inc. Class B	110,372	2,774,752
	Friedman Industries, Inc.	10,535	58,996
#	Georgia Gulf Corp.	8,200	7,708
#	Gibraltar Industries, Inc.	61,100	625,053
* #	Graphic Packaging Holding Co.	236,900	206,103
*	H&E Equipment Services, Inc.	40,784	272,029
* #	Headwaters, Inc.	84,996	385,032
*	ICO, Inc.	5,200	13,780
	International Paper Co.	497,362	4,535,941
#	Kaiser Aluminum Corp.	32,695	812,144
#	Kronos Worldwide, Inc.	2,919	41,596
#	Louisiana-Pacific Corp.	155,300	323,024
*	Material Sciences Corp.	24,611	34,455
	MeadWestavco Corp.	188,451	2,193,570
*	Mod-Pac Corp.	1,091	1,413
#	Myers Industries, Inc.	39,504	247,690
	Neenah Paper, Inc.	23,700	159,501
#	NL Industries, Inc.	74,918	866,052
	NN, Inc.	22,500	38,250
* #	Northern Technologies International Corp.	3,000	23,220
* #	Northwest Pipe Co.	12,085	426,117
#	Olympic Steel, Inc.	2,500	39,675
* #	OM Group, Inc.	44,900	870,162
#	P.H. Glatfelter Co.	50,000	435,500
	Penford Corp.	22,644	196,097
* #	PolyOne Corp.	171,354	351,276
*	Ready Mix, Inc.	3,839	5,183
#	Reliance Steel & Aluminum Co.	50,700	1,121,991
*	Rock of Ages Corp.	1,200	2,238
*	Rockwood Holdings, Inc.	35,100	263,601
* #	Rosetta Resources, Inc.	79,112	480,210
#	Schnitzer Steel Industries, Inc. Class A	30,900	1,213,443

#	Schweitzer-Maudoit International, Inc.	32,213	689,358
	Spartech Corp.	18,620	59,025
* #	Stillwater Mining Co.	13,259	55,025
* #	Symyx Technologies, Inc.	35,826	171,965
	Synalloy Corp.	4,195	22,989
#	Temple-Inland, Inc.	44,500	252,315
	Texas Industries, Inc.	22,621	513,723
*	U.S. Concrete, Inc.	82,977	230,676
*	Universal Stainless & Alloy Products, Inc.	5,509	79,881
#	Valspar Corp.	144,410	2,505,514
	Wausau Paper Corp.	12,989	123,525
#	Westlake Chemical Corp.	99,100	1,354,697
	Weyerhaeuser Co.	311,975	8,529,397
	Worthington Industries, Inc.	64,670	650,580
Total Materials			41,633,555

Other — (0.0%)
* # ●	ePresence, Inc. Escrow Shares	6,400	—
* ●	Petrocorp, Inc. Escrow Shares	900	54
Total Other			54

Telecommunication Services — (6.3%)
#	Arbinet-thexchange, Inc.	3,200	5,376
#	AT&T, Inc.	2,810,122	69,185,204
#	CenturyTel, Inc.	159,430	4,326,930
	D&E Communications, Inc.	24,213	169,249
* #	General Communications, Inc. Class A	44,592	292,969
	IDT Corp.	190	69
* #	Occam Networks, Inc.	26,624	70,287
* #	Sprint Nextel Corp.	3,528,077	8,573,227
	SureWest Communications	15,836	161,686
#	Telephone & Data Systems, Inc.	80,200	2,446,902
	Telephone & Data Systems, Inc. Special Shares	56,739	1,537,627
*	United States Cellular Corp.	33,568	1,408,178
#	Verizon Communications, Inc.	1,288,981	38,501,862
*	Xeta Corp.	18,366	34,161
Total Telecommunication Services			126,713,727

Utilities — (0.3%)
	Maine & Maritimes Corp.	1,600	63,441
* #	Mirant Corp.	152,060	2,610,870
*	Reliant Energy, Inc.	444,750	2,263,778
	Southern Union Co.	1	—
	Unitil Corp.	1,800	36,378
Total Utilities			4,974,467

TOTAL COMMON STOCKS			1,628,704,080

RIGHTS/WARRANTS — (0.0%)
* ●	Lantronix, Inc. Warrants 2008	33	—

TEMPORARY CASH INVESTMENTS — (1.1%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	22,102,442	22,102,442

SECURITIES LENDING COLLATERAL — (17.5%)
§ @	DFA Short Term Investment Fund LP	347,032,417	347,032,417

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities, 0.29%, 02/02/09 (Collateralized by $3,766,072 FHLMC 5.500%, 07/01/37, valued at $3,371,874) to be repurchased at $3,273,743	$3,274	3,273,664

TOTAL SECURITIES LENDING COLLATERAL			350,306,081

TOTAL INVESTMENTS - (100.0%)
(Cost $2,788,222,184)##			$2,001,112,603

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. At January 31, 2009, the Trust consisted of eighteen operational investment portfolios (collectively, the “Series”), of which five are included in this document.

Security Valuation Note

Securities held by the Domestic Equity Portfolios (The U.S. Large Company Series, The U.S. Large Cap Value Series, and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, and The Emerging Markets Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Series have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Series’ net assets as of January 31, 2009 are listed below.

	Valuation Inputs
					Other Financial
					Instruments
	Investments in				(Unrealized
	Securities				Appreciation/
	(Market Value)				Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The U.S. Large Company Series	$2,672,684,962	$628,314,468	—	$3,300,999,430	$(1,295,916)	—	—	$(1,295,916)
The U.S. Large Cap Value Series	5,595,822,181	1,233,945,836	—	6,829,768,017	—	—	—	—
The DFA International Value Series	931,992,114	3,728,678,575	—	4,660,670,689	—	—	—	—
The Emerging Markets Series	525,424,076	1,031,816,888	—	1,557,240,964	(278,203)	—	—	(278,203)
The Tax-Managed U.S. Marketwide Value Series	1,650,799,283	350,313,320	—	2,001,112,603	—	—	—	—

*                Other Financial instruments are derivative instruments not reflected in the Schedule of Investments, Such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investments.

Federal Tax Cost Note

At January 31, 2009, the total cost of securities for federal income tax purposes was:

The U.S. Large Company Series	$4,106,780,433
The U.S. Large Cap Value Series	9,692,857,904
The DFA International Value Series	7,478,491,223
The Emerging Markets Series	1,322,722,262
The Tax-Managed U.S. Marketwide Value Series	2,789,139,774

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                  Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.                                                     EXHIBITS.

(a)                                  Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date: March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Investment Group Inc.

Date: March 27, 2009

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
Dimensional Investment Group Inc.

Date: March 30, 2009